UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Perspectives® Portfolio

Voya High Yield Portfolio

Voya Large Cap Growth Portfolio

Voya Large Cap Value Portfolio

Voya Limited Maturity Bond Portfolio

Voya Liquid Assets Portfolio

Voya Multi-Manager Large Cap Core Portfolio

Voya Retirement Conservative Portfolio

Voya Retirement Growth Portfolio

Voya Retirement Moderate Growth Portfolio

Voya Retirement Moderate Portfolio

Voya U.S. Stock Index Portfolio

VY® BlackRock Inflation Protected Bond Portfolio

VY® Clarion Global Real Estate Portfolio

VY® Clarion Real Estate Portfolio

VY® FMR® Diversified Mid Cap Portfolio

VY® Franklin Income Portfolio

VY® Invesco Growth and Income Portfolio

VY® JPMorgan Emerging Markets Equity Portfolio

VY® JPMorgan Small Cap Core Equity Portfolio

VY® Morgan Stanley Global Franchise Portfolio

VY® T. Rowe Price Capital Appreciation Portfolio

VY® T. Rowe Price Equity Income Portfolio

VY® T. Rowe Price International Stock Portfolio

VY® Templeton Global Growth Portfolio

The schedules are not audited.

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
838,025	Voya Emerging Markets Index Portfolio - Class I	$7,843,911	5.0
2,738,943	Voya Global Bond Fund - Class R6	27,444,212	17.5
3,173,653	Voya GNMA Income Fund - Class I	27,420,362	17.5
2,907,543	Voya High Yield Portfolio - Class I	27,592,584	17.6
348,404	Voya Index Plus LargeCap Portfolio - Class I	7,804,243	5.0
886,037	Voya International Index Portfolio - Class I	7,761,681	5.0
602,922	Voya MidCap Opportunities Portfolio - Class I	7,837,983	5.0
393,077	Voya Small Company Portfolio - Class I	7,837,950	5.0
2,533,544	Voya U.S. Bond Index Portfolio - Class I	27,463,613	17.5
638,390	VY® Clarion Global Real Estate Portfolio - Class I	7,845,813	5.0

	Total Mutual Funds
	(Cost $159,800,137)	156,852,352	100.1

	Liabilities in Excess of Other Assets	(103,026)	(0.1)
	Net Assets	$156,749,326	100.0

Cost for federal income tax purposes is $162,537,840.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,326,263
Gross Unrealized Depreciation	(7,011,751)

Net Unrealized Depreciation	$(5,685,488)

 Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Mutual Funds	$156,852,352	$–	$–	$156,852,352
Total Investments, at fair value	$156,852,352	$–	$–	$156,852,352

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2016	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$7,881,264	$548,089	$(1,232,466)	$647,024	$7,843,911	$-	$(171,611)	$-
Voya Global Bond Fund - Class R6	27,583,290	371,777	(2,227,417)	1,716,562	27,444,212	-	(137,776)	-
Voya GNMA Income Fund - Class I	27,619,082	1,499,991	(2,056,947)	358,236	27,420,362	74,695	3,518	-
Voya High Yield Portfolio - Class I	27,706,779	838,566	(1,631,312)	678,551	27,592,584	434,231	(225,459)	-
Voya Index Plus LargeCap Portfolio - Class I	7,792,464	550,470	(604,401)	65,710	7,804,243	-	(28,723)	-
Voya International Index Portfolio - Class I	7,795,163	716,546	(622,041)	(127,987)	7,761,681	-	(80,098)	-
Voya MidCap Opportunities Portfolio - Class I	7,806,712	612,849	(892,754)	311,176	7,837,983	-	(232,871)	-
Voya Small Company Portfolio - Class I	7,784,751	757,761	(1,031,872)	327,310	7,837,950	-	(219,292)	-
Voya U.S. Bond Index Portfolio - Class I	27,606,888	1,113,351	(2,054,587)	797,961	27,463,613	-	11,329	-
VY® Clarion Global Real Estate Portfolio - Class I	7,805,190	466,875	(738,891)	312,639	7,845,813	-	42,592	-
	$157,381,583	$7,476,275	$(13,092,688)	$5,087,182	$156,852,352	$508,926	$(1,038,391)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 96.5%
		Basic Materials: 5.8%
750,000		Aleris International, Inc., 7.875%, 11/01/20	$637,500	0.1
1,400,000	#	Anglo American Capital PLC, 4.875%, 05/14/25	1,151,500	0.2
1,760,000	L	ArcelorMittal, 5.125%, 06/01/20	1,698,400	0.3
1,760,000	L	ArcelorMittal, 6.125%, 06/01/25	1,636,800	0.3
500,000	L	ArcelorMittal, 6.500%, 03/01/21	495,000	0.1
2,365,000	#	Aruba Investments, Inc., 8.750%, 02/15/23	2,258,575	0.4
2,000,000	#	Cascades, Inc., 5.500%, 07/15/22	1,933,750	0.3
1,580,000	#	Constellium NV, 5.750%, 05/15/24	1,141,550	0.2
500,000	#,L	Constellium NV, 7.875%, 04/01/21	500,815	0.1
1,500,000		Eagle Spinco, Inc., 4.625%, 02/15/21	1,457,025	0.2
895,000	#	Evolution Escrow Issuer LLC, 7.500%, 03/15/22	673,487	0.1
2,400,000		Freeport-McMoRan, Inc., 5.450%, 03/15/43	1,464,000	0.2
1,750,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	1,207,500	0.2
1,000,000		Hexion US Finance Corp., 6.625%, 04/15/20	835,000	0.1
1,220,000	#	Huntsman International LLC, 5.125%, 11/15/22	1,189,500	0.2
2,075,000	#	Kraton Polymers LLC / Kraton Polymers Capital Corp., 10.500%, 04/15/23	1,966,063	0.3
2,204,000		Momentive Performance Materials, Inc., 3.880%, 10/24/21	1,603,410	0.2
4,000,000		Momentive Performance Materials, Inc., 8.875%, 10/15/20	–	–
130,000	#	Platform Specialty Products Corp., 10.375%, 05/01/21	126,100	0.0
1,295,000	#	PQ Corp., 8.750%, 05/01/18	1,218,919	0.2
500,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.000%, 12/01/18	417,500	0.1
1,000,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.250%, 01/15/21	715,000	0.1
2,250,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	1,856,250	0.3
1,075,000		Steel Dynamics, Inc., 5.125%, 10/01/21	1,091,125	0.2
1,000,000		Steel Dynamics, Inc., 5.500%, 10/01/24	1,015,000	0.2
2,335,000		Tronox Finance LLC, 6.375%, 08/15/20	1,809,625	0.3
3,000,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	1,867,500	0.3
2,250,000	#	US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV, 7.375%, 05/01/21	2,390,625	0.4
945,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	985,163	0.1
945,000	#,L	WR Grace & Co-Conn, 5.625%, 10/01/24	988,706	0.1
			36,331,388	5.8

		Communications: 20.8%
400,000	#	Altice Financing SA, 6.500%, 01/15/22	409,000	0.1
1,080,000	#	Altice Financing SA, 6.625%, 02/15/23	1,088,100	0.2
1,000,000	#,L	Altice Finco SA, 8.125%, 01/15/24	995,000	0.2
1,530,000	#	Altice SA, 7.625%, 02/15/25	1,468,800	0.2
3,300,000	#	Altice SA, 7.750%, 05/15/22	3,263,964	0.5
1,890,000	#	Anna Merger Sub, Inc., 7.750%, 10/01/22	1,757,700	0.3
2,395,000	#	CCOH Safari LLC, 5.750%, 02/15/26	2,484,812	0.4
885,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/23	902,700	0.1
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	1,037,500	0.2
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	1,032,500	0.2
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	1,038,310	0.2
3,000,000	L	CenturyLink, Inc., 5.625%, 04/01/20	3,050,280	0.5
675,000		CenturyLink, Inc., 7.500%, 04/01/24	677,531	0.1
950,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	890,625	0.1
1,000,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	1,020,000	0.2
1,000,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	960,000	0.1
1,250,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,250,000	0.2
1,000,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	922,500	0.1
1,760,000	#	CommScope Tech Finance LLC, 6.000%, 06/15/25	1,795,200	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,000,000	#	CommScope, Inc., 5.500%, 06/15/24	$1,013,750	0.2
2,600,000		CSC Holdings LLC, 5.250%, 06/01/24	2,323,750	0.4
2,450,000		DISH DBS Corp., 5.000%, 03/15/23	2,186,625	0.3
1,000,000		DISH DBS Corp., 5.875%, 07/15/22	950,000	0.1
1,750,000		DISH DBS Corp., 6.750%, 06/01/21	1,811,250	0.3
1,000,000		Frontier Communications Corp., 7.125%, 03/15/19	1,032,500	0.2
730,000	#	Frontier Communications Corp., 8.875%, 09/15/20	764,675	0.1
920,000	#	Frontier Communications Corp., 10.500%, 09/15/22	946,450	0.1
1,825,000	#	Frontier Communications Corp., 11.000%, 09/15/25	1,840,969	0.3
861,000		GCI, Inc., 6.750%, 06/01/21	882,525	0.1
1,775,000		GCI, Inc., 6.875%, 04/15/25	1,819,375	0.3
2,100,000		Gray Television, Inc., 7.500%, 10/01/20	2,226,000	0.4
1,900,000	#	Harron Communications L.P./Harron Finance Corp., 9.125%, 04/01/20	1,986,697	0.3
1,500,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	911,250	0.1
1,000,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	650,000	0.1
965,000	#,L	Intelsat Jackson Holdings SA, 8.000%, 02/15/24	996,362	0.2
1,500,000		Intelsat Luxembourg SA, 8.125%, 06/01/23	455,625	0.1
1,175,000		Lamar Media Corp., 5.375%, 01/15/24	1,231,165	0.2
500,000		Lamar Media Corp., 5.875%, 02/01/22	528,750	0.1
2,955,000		Level 3 Financing, Inc., 5.125%, 05/01/23	2,999,325	0.5
1,500,000	#	Level 3 Financing, Inc., 5.250%, 03/15/26	1,515,000	0.2
800,000	#	Level 3 Financing, Inc., 5.375%, 01/15/24	812,000	0.1
1,220,000		LIN Television Corp., 5.875%, 11/15/22	1,241,350	0.2
1,250,000		LIN Television Corp., 6.375%, 01/15/21	1,307,812	0.2
985,000	#	MDC Partners, Inc., 6.500%, 05/01/24	1,008,394	0.2
2,225,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	2,286,188	0.4
3,000,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	3,112,500	0.5
3,000,000	#	Midcontinent Communications & Midcontinent Finance Corp., 6.250%, 08/01/21	3,105,000	0.5
1,125,000	#	Neptune Finco Corp., 6.625%, 10/15/25	1,219,106	0.2
3,270,000	#	Neptune Finco Corp., 10.875%, 10/15/25	3,580,650	0.6
2,250,000		Netflix, Inc., 5.750%, 03/01/24	2,385,000	0.4
200,000		Netflix, Inc., 5.875%, 02/15/25	211,500	0.0
2,000,000		Nexstar Broadcasting, Inc., 6.875%, 11/15/20	2,075,000	0.3
750,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	769,688	0.1
925,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	952,750	0.1
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/30	1,169,592	0.2
3,575,000	#	Numericable Group SA, 6.250%, 05/15/24	3,483,838	0.5
2,000,000	#	Numericable Group SA, 6.000%, 05/15/22	1,960,000	0.3
2,159,000	#	Plantronics, Inc., 5.500%, 05/31/23	2,126,615	0.3
1,335,000	#	Sable International Finance Ltd., 6.875%, 08/01/22	1,341,675	0.2
500,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	525,000	0.1
2,850,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	2,999,625	0.5
2,500,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	2,625,000	0.4
1,340,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	1,409,932	0.2
2,000,000		Sprint Capital Corp., 6.900%, 05/01/19	1,740,000	0.3
2,000,000		Sprint Corp., 7.125%, 06/15/24	1,495,000	0.2
500,000		Sprint Corp., 7.250%, 09/15/21	384,375	0.1
5,000,000		Sprint Nextel Corp., 6.000%, 11/15/22	3,681,250	0.6
2,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	1,575,000	0.2
2,000,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	2,045,000	0.3
2,900,000	#	TEGNA, Inc., 5.500%, 09/15/24	2,997,875	0.5
750,000		T-Mobile USA, Inc., 6.250%, 04/01/21	791,100	0.1
1,200,000		T-Mobile USA, Inc., 6.500%, 01/15/26	1,252,500	0.2
2,950,000		T-Mobile USA, Inc., 6.731%, 04/28/22	3,096,910	0.5

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
250,000		T-Mobile USA, Inc., 6.836%, 04/28/23	$262,500	0.0
2,500,000	#	Tribune Media Co., 5.875%, 07/15/22	2,443,750	0.4
3,000,000	#	Univision Communications, Inc., 5.125%, 02/15/25	2,970,000	0.5
3,140,000	#	West Corp., 5.375%, 07/15/22	2,892,097	0.5
1,250,000	#	Wind Acquisition Finance SA, 4.750%, 07/15/20	1,187,500	0.2
1,540,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,401,400	0.2
2,800,000	L	Windstream Corp., 7.500%, 04/01/23	2,128,000	0.3
2,360,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	2,367,363	0.4
			131,536,400	20.8

		Conglomerates: 0.2%
1,496,212		ServiceMaster Company, 4.250%, 07/01/21	1,498,082	0.2

		Consumer, Cyclical: 16.5%
2,000,000		Affinia Group, Inc., 7.750%, 05/01/21	2,070,000	0.3
2,000,000		AMC Entertainment, Inc., 5.875%, 02/15/22	2,065,000	0.3
1,160,000	#	American Tire Distributors, Inc., 10.250%, 03/01/22	1,049,800	0.2
2,250,000		ARAMARK Corp., 5.750%, 03/15/20	2,321,719	0.4
2,905,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	2,948,575	0.5
2,930,000	#	Ashton Woods USA LLC, 6.875%, 02/15/21	2,417,250	0.4
2,500,000	#	BMC Stock Holdings, Inc., 9.000%, 09/15/18	2,621,875	0.4
255,000	#	Boyd Gaming Corp., 6.375%, 04/01/26	265,837	0.0
1,180,000		Boyd Gaming Corp., 6.875%, 05/15/23	1,262,600	0.2
2,580,000	L	Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.000%, 10/01/20	2,538,720	0.4
580,000		Caleres, Inc., 6.250%, 08/15/23	582,900	0.1
1,750,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,813,437	0.3
1,170,000	#	Carmike Cinemas, Inc., 6.000%, 06/15/23	1,237,275	0.2
2,320,000	#	CDR DB Sub, Inc., 7.750%, 10/15/20	1,693,600	0.3
2,135,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	2,225,738	0.3
2,685,000		Century Communities, Inc., 6.875%, 05/15/22	2,577,600	0.4
1,790,000		Dana Holding Corp., 5.500%, 12/15/24	1,696,025	0.3
585,000	#	Family Tree Escrow LLC, 5.250%, 03/01/20	614,981	0.1
2,600,000	#	Family Tree Escrow LLC, 5.750%, 03/01/23	2,767,375	0.4
1,180,000	L	Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	1,177,935	0.2
970,000		Goodyear Tire & Rubber Co/The, 5.125%, 11/15/23	996,675	0.2
1,175,000	#,L	Guitar Center, Inc., 6.500%, 04/15/19	1,063,375	0.2
1,100,000	#,L	Guitar Center, Inc., 9.625%, 04/15/20	767,250	0.1
600,000	#	HD Supply, Inc., 5.250%, 12/15/21	632,250	0.1
350,000	#	HD Supply, Inc., 5.750%, 04/15/24	360,500	0.1
3,560,000	#	Hot Topic, Inc., 9.250%, 06/15/21	3,586,700	0.6
945,000	#	International Game Technology PLC, 5.625%, 02/15/20	985,163	0.1
980,000	#	International Game Technology PLC, 6.250%, 02/15/22	1,002,050	0.2
955,000	#	International Game Technology PLC, 6.500%, 02/15/25	950,225	0.1
3,280,000	L	JC Penney Corp., Inc., 8.125%, 10/01/19	3,386,600	0.5
2,000,000		LKQ Corp., 4.750%, 05/15/23	1,960,000	0.3
2,065,000		M/I Homes, Inc., 6.750%, 01/15/21	2,039,188	0.3
1,500,000	#	MCE Finance Ltd., 5.000%, 02/15/21	1,434,273	0.2
350,000		Meritage Homes Corp., 7.150%, 04/15/20	371,000	0.1
2,185,000		Meritage Homes Corp., 7.000%, 04/01/22	2,337,950	0.4
2,585,000		Meritor, Inc., 6.250%, 02/15/24	2,290,956	0.4
2,000,000		MGM Resorts International, 6.625%, 12/15/21	2,155,000	0.3
2,000,000		MGM Resorts International, 6.750%, 10/01/20	2,174,000	0.3
1,000,000		MGM Resorts International, 8.625%, 02/01/19	1,142,500	0.2
665,000	#,L	Michaels Stores, Inc., 5.875%, 12/15/20	698,250	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,200,000	#	NCL Corp. Ltd., 5.250%, 11/15/19	$1,236,000	0.2
2,600,000	#,&	Neiman Marcus Group LLC., 8.750%, 10/15/21	2,016,612	0.3
2,000,000		Oshkosh Corp., 5.375%, 03/01/22	2,045,000	0.3
1,050,000	#,L	Party City Holdings, Inc., 6.125%, 08/15/23	1,086,750	0.2
400,000		PulteGroup, Inc., 5.500%, 03/01/26	413,500	0.1
2,915,000	#	Rite Aid Corp., 6.125%, 04/01/23	3,100,831	0.5
2,000,000	#	RSI Home Products, Inc., 6.500%, 03/15/23	2,095,000	0.3
1,050,000		Ryland Group, Inc., 5.375%, 10/01/22	1,078,875	0.2
1,000,000	#	Schaeffler Finance BV, 4.750%, 05/15/21	1,030,000	0.2
250,000	#,&,L	Schaeffler Holding Finance BV, 6.750%, 11/15/22	273,125	0.0
1,900,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	1,961,750	0.3
1,000,000		Scientific Games International, Inc., 6.250%, 09/01/20	605,000	0.1
810,000	#	Scientific Games International, Inc., 7.000%, 01/01/22	830,250	0.1
1,815,000		Scientific Games International, Inc., 10.000%, 12/01/22	1,479,225	0.2
1,640,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/23	1,625,650	0.3
580,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/25	571,300	0.1
2,250,000	L	Sonic Automotive, Inc., 5.000%, 05/15/23	2,227,500	0.3
2,500,000		Springs Industries, Inc., 6.250%, 06/01/21	2,525,000	0.4
1,250,000	#,L	Studio City Finance Ltd., 8.500%, 12/01/20	1,259,375	0.2
1,430,000		Toll Brothers Finance Corp., 4.875%, 11/15/25	1,419,275	0.2
2,050,000	#	Tops Holding LLC / Tops Markets II Corp., 8.000%, 06/15/22	1,906,500	0.3
1,750,000		US Airways Group, Inc., 6.125%, 06/01/18	1,828,750	0.3
2,220,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	2,109,000	0.3
505,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	513,838	0.1
2,540,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	2,527,300	0.4
350,000		Wolverine World Wide, Inc., 6.125%, 10/15/20	365,750	0.1
			104,413,303	16.5

		Consumer, Non-cyclical: 20.8%
3,490,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/22	3,542,350	0.6
110,000	#	Acadia Healthcare Co., Inc., 6.500%, 03/01/24	114,675	0.0
1,545,000	#,L	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/22	1,678,256	0.3
1,170,000	#	Alere, Inc., 6.375%, 07/01/23	1,231,425	0.2
1,225,000		Amsurg Corp., 5.625%, 11/30/20	1,270,937	0.2
2,000,000		Amsurg Corp., 5.625%, 07/15/22	2,067,500	0.3
1,000,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	1,067,500	0.2
1,180,000	#,&,L	BI-LO LLC / BI-LO Finance Corp., 8.625%, 09/15/18	904,175	0.1
1,165,000	#,L	BI-LO LLC / BI-LO Finance Corp., 9.250%, 02/15/19	1,118,400	0.2
2,000,000	#	Brand Energy & Infrastructure Services, Inc., 8.500%, 12/01/21	1,890,000	0.3
1,210,000	#	Bumble Bee Holdings, Inc., 9.000%, 12/15/17	1,217,562	0.2
2,570,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	2,447,925	0.4
2,440,000	#,&	Capsugel SA, 7.000%, 05/15/19	2,456,775	0.4
1,755,000	#	CEB, Inc., 5.625%, 06/15/23	1,790,100	0.3
2,035,000	#	Centene Corp., 5.625%, 02/15/21	2,126,575	0.3
775,000	#	Centene Corp., 6.125%, 02/15/24	817,625	0.1
2,425,000		Central Garden & Pet Co., 6.125%, 11/15/23	2,534,125	0.4
750,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	680,625	0.1
2,000,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	1,900,000	0.3
1,000,000		Cott Beverages, Inc., 5.375%, 07/01/22	1,020,000	0.2
1,790,000		Cott Beverages, Inc., 6.750%, 01/01/20	1,883,975	0.3
1,660,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	1,679,712	0.3
860,000		DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	853,550	0.1
1,465,000	#	Endo Finance LLC, 5.875%, 01/15/23	1,402,737	0.2
880,000	#	Endo Finance LLC, 6.000%, 07/15/23	832,700	0.1
2,480,000	#	Envision Healthcare Corp., 5.125%, 07/01/22	2,529,600	0.4
2,000,000		HCA Holdings, Inc., 6.250%, 02/15/21	2,160,000	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,185,000		HCA, Inc., 5.375%, 02/01/25	$1,199,445	0.2
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,110,000	0.3
3,500,000		HCA, Inc., 7.500%, 02/15/22	3,977,988	0.6
2,000,000		HCA, Inc., 8.000%, 10/01/18	2,247,500	0.4
2,370,000		HealthSouth Corp., 5.750%, 11/01/24	2,412,660	0.4
1,000,000	L	Hertz Corp., 6.750%, 04/15/19	1,016,990	0.2
1,500,000		Hertz Corp., 7.375%, 01/15/21	1,537,500	0.2
2,445,000	#	Hill-Rom Holdings, Inc., 5.750%, 09/01/23	2,542,800	0.4
3,500,000		Immucor, Inc., 11.125%, 08/15/19	3,237,500	0.5
2,405,000	#	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/23	2,475,467	0.4
750,000	#	Jarden Corp., 5.000%, 11/15/23	789,375	0.1
470,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.750%, 06/15/25	413,600	0.1
2,250,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	2,041,875	0.3
2,250,000	#	KeHE Distributors LLC / KeHE Finance Corp., 7.625%, 08/15/21	2,160,000	0.3
1,727,462		Kindred Healthcare, Inc., 4.250%, 04/09/21	1,682,116	0.3
2,040,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	2,085,900	0.3
810,000	#	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23	739,125	0.1
1,060,000	#	MEDNAX, Inc., 5.250%, 12/01/23	1,105,050	0.2
2,920,000	#	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/22	2,730,200	0.4
1,535,000	#	Molina Healthcare, Inc., 5.375%, 11/15/22	1,584,888	0.3
3,120,000	#	MPH Acquisition Holdings LLC, 6.625%, 04/01/22	3,252,600	0.5
1,170,000	#	Mustang Merger Corp., 8.500%, 08/15/21	1,213,875	0.2
750,000		NBTY, Inc., 9.000%, 10/01/18	769,688	0.1
1,255,000	#	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 01/15/24	1,314,613	0.2
1,100,000	#,L	Post Holdings, Inc., 7.750%, 03/15/24	1,212,750	0.2
1,100,000	#,L	Post Holdings, Inc., 8.000%, 07/15/25	1,234,750	0.2
475,000	#	Prestige Brands, Inc., 6.375%, 03/01/24	497,563	0.1
2,500,000		Quad/Graphics, Inc., 7.000%, 05/01/22	2,087,500	0.3
1,000,000		RR Donnelley & Sons Co., 6.000%, 04/01/24	827,500	0.1
1,750,000		RR Donnelley & Sons Co., 7.000%, 02/15/22	1,627,500	0.3
2,250,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	2,266,875	0.4
145,000		Spectrum Brands, Inc., 5.750%, 07/15/25	154,788	0.0
1,500,000		Spectrum Brands, Inc., 6.375%, 11/15/20	1,587,000	0.3
1,000,000		Spectrum Brands, Inc., 6.625%, 11/15/22	1,086,240	0.2
2,060,000	#	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23	2,060,000	0.3
510,000	#	Team Health, Inc., 7.250%, 12/15/23	546,975	0.1
2,323,000		Teleflex, Inc., 5.250%, 06/15/24	2,389,786	0.4
750,000		Tenet Healthcare Corp., 6.000%, 10/01/20	802,500	0.1
2,025,000		Tenet Healthcare Corp., 6.750%, 02/01/20	2,035,125	0.3
1,590,000		Tenet Healthcare Corp., 6.750%, 06/15/23	1,530,375	0.2
750,000		Tenet Healthcare Corp., 8.125%, 04/01/22	773,183	0.1
1,000,000		Tenet Healthcare Corp., 8.000%, 08/01/20	1,033,750	0.2
1,250,000	#	The Nielsen Co. Luxembourg SARL, 5.500%, 10/01/21	1,306,250	0.2
35,000	#	TreeHouse Foods, Inc., 6.000%, 02/15/24	37,275	0.0
1,000,000		Truven Health Analytics, Inc., 10.625%, 06/01/20	1,071,500	0.2
300,000	L	United Rentals North America, Inc., 6.125%, 06/15/23	311,250	0.1
2,500,000		United Rentals North America, Inc., 7.625%, 04/15/22	2,675,000	0.4
1,000,000	#,L	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	787,500	0.1
3,000,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20	2,535,000	0.4
1,500,000	#	Valeant Pharmaceuticals International, 5.625%, 12/01/21	1,188,750	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	$402,500	0.1
2,800,000	#	Vizient, Inc., 10.375%, 03/01/24	3,003,000	0.5
1,000,000	#	VPI Escrow Corp., 6.375%, 10/15/20	835,000	0.1
580,000	#	VRX Escrow Corp., 5.375%, 03/15/20	475,600	0.1
2,580,000	#	VRX Escrow Corp., 5.875%, 05/15/23	2,034,975	0.3
2,080,000	#	VRX Escrow Corp., 6.125%, 04/15/25	1,606,800	0.3
1,260,000		WhiteWave Foods Co., 5.375%, 10/01/22	1,362,375	0.2
			131,246,494	20.8

		Diversified: 1.2%
1,000,000	&	Alphabet Holding Co., Inc., 7.750%, 11/01/17	1,010,000	0.1
2,905,000	#,L	Argos Merger Sub, Inc., 7.125%, 03/15/23	3,086,563	0.5
1,285,000	#,&	Carlson Travel Holdings, Inc., 7.500%, 08/15/19	1,214,325	0.2
2,500,000	#	Dematic SA / DH Services Luxembourg Sarl, 7.750%, 12/15/20	2,481,250	0.4
			7,792,138	1.2

		Energy: 6.5%
2,000,000		Alta Mesa Holdings / Alta Mesa Finance Services Corp., 9.625%, 10/15/18	565,000	0.1
610,000		Antero Resources Corp., 5.125%, 12/01/22	555,100	0.1
1,000,000		Antero Resources Corp., 6.000%, 12/01/20	955,000	0.2
250,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	173,750	0.0
2,710,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%, 04/15/21	1,937,650	0.3
1,180,000	L	Carrizo Oil & Gas, Inc., 6.250%, 04/15/23	1,045,775	0.2
2,000,000		Cenovus Energy, Inc., 3.800%, 09/15/23	1,800,694	0.3
2,500,000		Chesapeake Energy Corp., 5.750%, 03/15/23	862,500	0.1
1,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	550,000	0.1
500,000		Continental Resources, Inc./OK, 4.500%, 04/15/23	420,625	0.1
1,000,000		Continental Resources, Inc./OK, 5.000%, 09/15/22	866,875	0.1
2,000,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 12/15/20	1,585,000	0.2
1,760,000		EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 06/15/23	818,400	0.1
1,180,000	#,L	Halcon Resources Corp., 8.625%, 02/01/20	842,225	0.1
2,000,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	1,695,000	0.3
2,000,000		Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	390,000	0.1
2,365,000	#	Lonestar Resources America, Inc., 8.750%, 04/15/19	1,407,175	0.2
2,500,000	L	Memorial Production Partners L.P. / Memorial Production Finance Corp., 6.875%, 08/01/22	700,000	0.1
1,950,000		Memorial Resource Development Corp., 5.875%, 07/01/22	1,657,500	0.3
2,500,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	2,600,000	0.4
1,175,000		Northern Oil And Gas, Inc., 8.000%, 06/01/20	710,875	0.1
2,715,000	L	PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/23	2,565,675	0.4
640,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.000%, 10/01/22	602,598	0.1
2,300,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	2,185,000	0.3
640,000		Rose Rock Midstream L.P. / Rose Rock Finance Corp., 5.625%, 07/15/22	433,600	0.1
1,310,000	L	Sanchez Energy Corp., 6.125%, 01/15/23	713,950	0.1
976,000	L	Sanchez Energy Corp., 7.750%, 06/15/21	566,080	0.1
5,260,000	±	SemGroup Corp. Escrow	–	–
1,784,000		SemGroup Corp., 7.500%, 06/15/21	1,440,580	0.2
595,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	416,500	0.1
1,480,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	1,036,000	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
2,000,000	#	Sunoco L.P. / Sunoco Finance Corp., 6.375%, 04/01/23	$2,011,240	0.3
720,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.750%, 03/15/24	711,000	0.1
2,500,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	2,512,500	0.4
2,250,000		Weatherford International Ltd., 4.500%, 04/15/22	1,811,250	0.3
2,312,000		WPX Energy, Inc., 6.000%, 01/15/22	1,699,320	0.3
			40,844,437	6.5

		Financial: 6.6%
3,565,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, 4.500%, 05/15/21	3,656,335	0.6
250,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, 4.625%, 10/30/20	257,187	0.0
2,750,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	2,585,000	0.4
500,000		Ally Financial, Inc., 3.500%, 07/18/16	501,500	0.1
1,000,000		Ally Financial, Inc., 4.125%, 03/30/20	995,000	0.1
2,500,000		Ally Financial, Inc., 7.500%, 09/15/20	2,778,125	0.4
1,652,000		Ally Financial, Inc., 8.000%, 11/01/31	1,916,320	0.3
2,520,000		CBRE Services, Inc., 5.250%, 03/15/25	2,603,805	0.4
1,000,000		CIT Group, Inc., 4.250%, 08/15/17	1,020,110	0.2
1,000,000	#	CIT Group, Inc., 5.500%, 02/15/19	1,035,630	0.2
2,500,000		CIT Group, Inc., 5.000%, 08/15/22	2,537,500	0.4
1,775,000		Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.250%, 10/15/23	1,655,187	0.3
1,000,000		Crown Castle International Corp., 5.250%, 01/15/23	1,078,750	0.2
785,000		Equinix, Inc., 5.375%, 04/01/23	816,400	0.1
1,700,000		Equinix, Inc., 5.750%, 01/01/25	1,797,750	0.3
3,050,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	2,992,812	0.5
1,250,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.875%, 03/15/19	1,206,250	0.2
750,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.000%, 08/01/20	733,125	0.1
1,250,000	#	International Lease Finance Corp., 7.125%, 09/01/18	1,365,625	0.2
1,000,000		International Lease Finance Corp., 8.250%, 12/15/20	1,170,625	0.2
250,000		Iron Mountain, Inc., 5.750%, 08/15/24	257,500	0.0
565,000	#	Iron Mountain, Inc., 6.000%, 10/01/20	598,053	0.1
665,000		iStar Financial, Inc., 4.000%, 11/01/17	653,363	0.1
750,000		iStar Financial, Inc., 5.000%, 07/01/19	723,750	0.1
499,200	#,±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	18,870	0.0
502,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/24	507,020	0.1
3,035,000		Navient Corp., 5.875%, 10/25/24	2,611,982	0.4
750,000		Navient Corp., 6.125%, 03/25/24	648,750	0.1
1,210,000	#,L	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21	1,255,375	0.2
600,000		Springleaf Finance Corp., 5.250%, 12/15/19	575,250	0.1
1,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	1,035,000	0.2
			41,587,949	6.6

		Industrial: 10.1%
2,630,000		ADS Waste Holdings, Inc., 8.250%, 10/01/20	2,695,487	0.4
630,000		AECOM, 5.750%, 10/15/22	656,775	0.1
1,880,000		AECOM, 5.875%, 10/15/24	1,955,200	0.3
2,116,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	2,237,670	0.4
250,000		Allegion PLC, 5.875%, 09/15/23	263,750	0.0
750,000		Allegion US Holding Co., Inc., 5.750%, 10/01/21	789,375	0.1
2,873,614	#,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	2,787,406	0.4
441,176	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	422,426	0.1
1,670,000	#	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23	1,722,187	0.3
3,020,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	2,461,300	0.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
2,250,000	#	Builders FirstSource, Inc., 10.750%, 08/15/23	$2,278,125	0.4
2,295,000	#	Building Materials Corp. of America, 6.000%, 10/15/25	2,438,437	0.4
1,500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,425,000	0.2
295,000	#	EnerSys, 5.000%, 04/30/23	286,150	0.0
2,500,000	#	Gardner Denver, Inc., 6.875%, 08/15/21	2,056,250	0.3
2,280,000	#	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	1,960,800	0.3
2,010,000	#	James Hardie International Finance Ltd, 5.875%, 02/15/23	2,040,150	0.3
1,735,000	#	Masonite International Corp., 5.625%, 03/15/23	1,821,750	0.3
2,525,000	#	Multi-Color Corp., 6.125%, 12/01/22	2,575,500	0.4
2,000,000		Nortek, Inc., 8.500%, 04/15/21	2,085,000	0.3
1,595,000	#	Orbital ATK, Inc., 5.500%, 10/01/23	1,682,725	0.3
275,000	#,L	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	287,031	0.0
2,525,000	#	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/25	2,659,141	0.4
2,880,000	#	PaperWorks Industries, Inc., 9.500%, 08/15/19	2,548,800	0.4
2,500,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	2,468,750	0.4
1,000,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	1,028,750	0.2
2,500,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	2,589,063	0.4
2,175,000	#	Sanmina Corp., 4.375%, 06/01/19	2,229,375	0.4
1,000,000		SBA Communications Corp., 4.875%, 07/15/22	1,016,250	0.2
1,000,000	#	Sealed Air Corp., 5.500%, 09/15/25	1,051,250	0.2
500,000	#	Sealed Air Corp., 6.500%, 12/01/20	567,500	0.1
510,000		Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 07/15/23	487,050	0.1
2,250,000	#	Summit Materials LLC / Summit Materials Finance Corp., 8.500%, 04/15/22	2,334,375	0.4
1,180,000		TransDigm, Inc., 6.500%, 05/15/25	1,157,875	0.2
1,340,000		TransDigm, Inc., 6.500%, 07/15/24	1,336,248	0.2
500,000		TransDigm, Inc., 6.000%, 07/15/22	500,625	0.1
2,515,000	#,L	Waterjet Holdings, Inc., 7.625%, 02/01/20	2,515,000	0.4
2,000,000	#	Wise Metals Group LLC, 8.750%, 12/15/18	1,770,000	0.3
675,000	#,&	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., 9.750%, 06/15/19	310,500	0.0
			63,499,046	10.1

		Lodging & Casinos: 0.4%
2,727,814		Station Casinos LLC Term Loan, 4.250%, 03/01/20	2,723,553	0.4

		Retailers (Except Food & Drug): 0.4%
2,490,323		Party City Holdings Inc. 2015 Term Loan B, 4.250%, 08/19/22	2,473,981	0.4

		Steel: 0.3%
2,327,145		FMG Resources August 2006 Pty Ltd, 2.750%, 06/28/19	1,972,255	0.3

		Technology: 4.9%
2,000,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	2,155,000	0.3
2,500,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	1,812,500	0.3
1,500,000	#,&,L	Boxer Parent Co., Inc., 9.000%, 10/15/19	1,042,500	0.2
1,500,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/24	1,552,500	0.2
1,200,000		CDW LLC / CDW Finance Corp., 6.000%, 08/15/22	1,272,744	0.2
2,750,000		Emdeon, Inc., 11.000%, 12/31/19	2,918,437	0.5
2,001,000	#	Entegris, Inc., 6.000%, 04/01/22	2,038,519	0.3
500,000	#	First Data Corp., 5.000%, 01/15/24	502,500	0.1
370,000	#	First Data Corp., 5.375%, 08/15/23	380,637	0.1
1,000,000	#	First Data Corp., 5.750%, 01/15/24	1,003,650	0.2
2,650,000	#	First Data Corp., 7.000%, 12/01/23	2,686,437	0.4
1,500,000	#,L	IMS Health, Inc., 6.000%, 11/01/20	1,545,000	0.2
2,360,000	#,&	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 05/01/21	1,775,900	0.3
2,400,000	#	Logo Merger Sub Corp., 8.375%, 10/15/20	2,406,000	0.4
910,000	#	MSCI, Inc., 5.250%, 11/15/24	942,988	0.1
865,000	#	MSCI, Inc., 5.750%, 08/15/25	914,738	0.1
1,500,000		NCR Corp., 4.625%, 02/15/21	1,498,125	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
500,000		NCR Corp., 5.000%, 07/15/22	$497,500	0.1
750,000		NCR Corp., 6.375%, 12/15/23	776,250	0.1
1,780,000	#	Open Text Corp., 5.625%, 01/15/23	1,824,500	0.3
510,000	#	Qorvo, Inc., 6.750%, 12/01/23	527,850	0.1
510,000	#	Qorvo, Inc., 7.000%, 12/01/25	535,500	0.1
405,000	#	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26	433,350	0.1
			31,043,125	4.9

		Utilities: 2.0%
870,000	L	AES Corp., 5.500%, 03/15/24	854,775	0.1
1,250,000		AES Corp., 7.375%, 07/01/21	1,406,250	0.2
70,000	L	AES Corp., 8.000%, 06/01/20	79,800	0.0
500,000		Calpine Corp., 5.375%, 01/15/23	487,190	0.1
2,085,000		Calpine Corp., 5.500%, 02/01/24	2,012,025	0.3
1,275,000		Calpine Corp., 5.750%, 01/15/25	1,228,781	0.2
3,000,000	#	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	2,805,000	0.5
1,750,000		NRG Energy, Inc., 6.250%, 07/15/22	1,635,704	0.3
500,000		NRG Energy, Inc., 7.875%, 05/15/21	500,625	0.1
1,500,000		NRG Energy, Inc., 8.250%, 09/01/20	1,518,750	0.2
			12,528,900	2.0

	Total Corporate Bonds/Notes
	(Cost $644,796,986)		609,491,051	96.5

SHORT-TERM INVESTMENTS: 5.4%
		Securities Lending Collateralcc: 5.4%
6,370,706		Bank of Montreal, Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $6,370,758, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $6,498,120, due 05/26/16-09/09/49)	6,370,706	1.0
1,250,066		Bank of Nova Scotia, Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $1,250,077, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-4.500%, Market Value plus accrued interest $1,275,079, due 04/15/17-03/01/46)	1,250,066	0.2
8,070,700		Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $8,070,773, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $8,232,114, due 04/01/16-02/20/61)	8,070,700	1.3
8,070,700		Daiwa Capital Markets, Repurchase Agreement dated 03/31/16, 0.36%, due 04/01/16 (Repurchase Amount $8,070,780, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $8,232,114, due 05/31/16-09/09/49)	8,070,700	1.3
8,070,700		Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $8,070,771, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-6.000%, Market Value plus accrued interest $8,232,125, due 03/31/18-08/01/48)	8,070,700	1.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
2,148,546	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $2,148,568, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,195,861, due 04/15/18-01/15/29)	$2,148,546	0.3
		33,981,418	5.4

	Total Short-Term Investments
	(Cost $33,981,418)	33,981,418	5.4

	Total Investments in Securities (Cost $678,778,404)	$643,472,469	101.9
	Liabilities in Excess of Other Assets	(11,695,134)	(1.9)
	Net Assets	$631,777,335	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
&	Payment-in-kind
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.
±	Defaulted security

Cost for federal income tax purposes is $678,916,525.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$11,014,441
Gross Unrealized Depreciation	(46,458,497)

Net Unrealized Depreciation	$(35,444,056)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$609,491,051	$–	$609,491,051
Short-Term Investments	–	33,981,418	–	33,981,418
Total Investments, at fair value	$–	$643,472,469	$–	$643,472,469

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Consumer Discretionary: 20.4%
318,543		Amazon.com, Inc.	$189,099,866	3.1
529,019		AMC Networks, Inc.	34,354,494	0.5
1,975,233		Coach, Inc.	79,187,091	1.3
2,783,157		Comcast Corp. – Class A	169,995,230	2.8
1,322,290		Dish Network Corp. - Class A	61,169,135	1.0
916,286		Dollar General Corp.	78,434,082	1.3
913,274		Foot Locker, Inc.	58,906,173	1.0
1,609,499		Home Depot, Inc.	214,755,452	3.5
1,147,212		McDonald's Corp.	144,181,604	2.4
1,482,831		Nike, Inc.	91,149,622	1.5
1,018,907		Ross Stores, Inc.	58,994,715	1.0
1,014,762		Starbucks Corp.	60,581,291	1.0
			1,240,808,755	20.4

		Consumer Staples: 11.6%
680,100		Church & Dwight Co., Inc.	62,691,618	1.0
898,329		Coca-Cola Enterprises, Inc.	45,581,213	0.8
677,982		Costco Wholesale Corp.	106,836,403	1.8
1,393,145		CVS Health Corp.	144,510,931	2.4
781,011		Mead Johnson Nutrition Co.	66,362,505	1.1
738,863		Monster Beverage Corp.	98,549,547	1.6
1,737,441		PepsiCo, Inc.	178,052,954	2.9
			702,585,171	11.6

		Energy: 1.3%
2,221,136		Halliburton Co.	79,338,978	1.3

		Financials: 6.0%
199,144		Blackrock, Inc.	67,822,472	1.1
139,510		Equinix, Inc.	46,137,352	0.7
338,631		Intercontinental Exchange, Inc.	79,625,693	1.3
919,596		Moody's Corp.	88,796,190	1.5
2,626,275		TD Ameritrade Holding Corp.	82,806,451	1.4
			365,188,158	6.0

		Health Care: 14.7%
1,440,061		AbbVie, Inc.	82,256,284	1.4
270,779	@	Allergan plc	72,576,896	1.2
748,719		Amgen, Inc.	112,255,440	1.8
287,856		Biogen, Inc.	74,934,674	1.2
1,879,965		Bristol-Myers Squibb Co.	120,092,164	2.0
957,463		Edwards Lifesciences Corp.	84,457,811	1.4
790,652		Gilead Sciences, Inc.	72,629,293	1.2
558,632		Merck & Co., Inc.	29,557,219	0.5
446,617		Perrigo Co. PLC	57,135,713	0.9
358,839	L	Shire PLC ADR	61,684,424	1.0
988,688		UnitedHealth Group, Inc.	127,441,883	2.1
			895,021,801	14.7

		Industrials: 10.6%
138,679		Acuity Brands, Inc.	30,251,437	0.5
1,257,490		Danaher Corp.	119,285,501	2.0
2,285,119		Delta Air Lines, Inc.	111,239,593	1.8
284,201		Fortune Brands Home & Security, Inc.	15,926,624	0.2
1,443,947		Ingersoll-Rand PLC - Class A	89,539,154	1.5
383,648		Northrop Grumman Corp.	75,923,939	1.2
487,086		Roper Technologies, Inc.	89,024,708	1.5
617,700		Stanley Black & Decker, Inc.	64,988,217	1.1
1,359,481		Textron, Inc.	49,566,677	0.8
			645,745,850	10.6

		Information Technology: 28.8%
1,368,930		Adobe Systems, Inc.	128,405,634	2.1
360,757		Alphabet, Inc. - Class A	275,221,515	4.5
40,199		Alphabet, Inc. - Class C	29,946,245	0.5
3,469,334		Apple, Inc.	378,122,713	6.2
3,015,322		Applied Materials, Inc.	63,864,520	1.1
761,903		Broadcom Ltd.	117,714,014	2.0
1,010,062		Electronic Arts, Inc.	66,775,199	1.1
1,295,107		Facebook, Inc.	147,771,709	2.4
581,113		Intuit, Inc.	60,441,563	1.0
3,108,667		Microsoft Corp.	171,691,678	2.8
853,095		Red Hat, Inc.	63,564,108	1.1
1,251,153		Salesforce.com, Inc.	92,372,626	1.5
1,962,770		Visa, Inc. - Class A	150,112,650	2.5
			1,746,004,174	28.8

		Materials: 4.0%
1,419,772		Crown Holdings, Inc.	70,406,494	1.2
1,129,849		Eastman Chemical Co.	81,608,993	1.3
1,070,921		LyondellBasell Industries NV - Class A	91,649,419	1.5
			243,664,906	4.0

	Total Common Stock
	(Cost $5,322,990,360)		5,918,357,793	97.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
		Securities Lending Collateralcc: 0.6%
8,927,659		Bank of Montreal, Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $8,927,732, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $9,106,212, due 05/26/16-09/09/49)	8,927,659	0.1

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
9,454,577	Bank of Nova Scotia, Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $9,454,660, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-4.500%, Market Value plus accrued interest $9,643,755, due 04/15/17-03/01/46)	$9,454,577	0.2
9,454,577	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $9,454,662, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $9,643,669, due 04/01/16-02/20/61)	9,454,577	0.2
9,454,577	Daiwa Capital Markets, Repurchase Agreement dated 03/31/16, 0.36%, due 04/01/16 (Repurchase Amount $9,454,670, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $9,643,669, due 05/31/16-09/09/49)	9,454,577	0.1
2,517,008	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $2,517,034, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,572,437, due 04/15/18-01/15/29)	2,517,008	0.0
		39,808,398	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
125,229,600	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $125,229,600)	125,229,600	2.1

	Total Short-Term Investments
	(Cost $165,037,998)	165,037,998	2.7

	Total Investments in Securities (Cost $5,488,028,358)	$6,083,395,791	100.1
	Liabilities in Excess of Other Assets	(6,604,828)	(0.1)
	Net Assets	$6,076,790,963	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $5,504,911,950.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$759,376,512
Gross Unrealized Depreciation	(180,892,671)

Net Unrealized Appreciation	$578,483,841

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$5,918,357,793	$–	$–	$5,918,357,793
Short-Term Investments	125,229,600	39,808,398	–	165,037,998
Total Investments, at fair value	$6,043,587,393	$39,808,398	$–	$6,083,395,791

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 5.4%
707,947		Coach, Inc.	$28,381,595	1.8
332,563		Dish Network Corp. - Class A	15,384,365	1.0
237,633		Hasbro, Inc.	19,034,403	1.2
166,244		McDonald's Corp.	20,893,546	1.4
440,822	@	Prime AET&D Holdings	–	–
			83,693,909	5.4

		Consumer Staples: 7.3%
507,701		Coca-Cola Co.	23,552,249	1.5
156,460		Kimberly-Clark Corp.	21,045,435	1.4
281,101		Kraft Heinz Co.	22,083,295	1.4
359,809		Philip Morris International, Inc.	35,300,861	2.3
139,181		Procter & Gamble Co.	11,455,988	0.7
			113,437,828	7.3

		Energy: 12.4%
528,003		Anadarko Petroleum Corp.	24,589,100	1.6
1		California Resources Corp.	1	0.0
465,576		Chevron Corp.	44,415,950	2.8
335,828		Devon Energy Corp.	9,215,120	0.6
418,520		Occidental Petroleum Corp.	28,639,324	1.8
568,359		Royal Dutch Shell PLC - Class A ADR	27,536,993	1.8
585,119		Schlumberger Ltd.	43,152,526	2.8
236,983		Valero Energy Corp.	15,200,090	1.0
			192,749,104	12.4

		Financials: 28.4%
340,585		Ameriprise Financial, Inc.	32,018,396	2.0
643,019		Arthur J. Gallagher & Co.	28,601,485	1.8
1,706,726		Bank of America Corp.	23,074,936	1.5
789,651		BB&T Corp.	26,271,689	1.7
224,330		Chubb Ltd.	26,728,919	1.7
172,041		Crown Castle International Corp.	14,881,546	1.0
543,584		Discover Financial Services	27,679,297	1.8
547,166		Gaming and Leisure Properties, Inc.	16,918,373	1.1
547,752		Hartford Financial Services Group, Inc.	25,240,412	1.6
851,017		JPMorgan Chase & Co.	50,397,227	3.2
2,424,008		Keycorp	26,761,048	1.7
713,976		Lazard Ltd.	27,702,269	1.8
372,478		Liberty Property Trust	12,463,114	0.8
200,221		Simon Property Group, Inc.	41,583,899	2.7
1,277,099		Wells Fargo & Co.	61,760,508	4.0
			442,083,118	28.4

		Health Care: 10.8%
539,236		AbbVie, Inc.	30,801,160	2.0
518,774	L	AstraZeneca PLC ADR	14,608,676	0.9
212,026		Gilead Sciences, Inc.	19,476,708	1.2
508,973		Medtronic PLC	38,172,975	2.5
709,186		Merck & Co., Inc.	37,523,031	2.4
219,306		UnitedHealth Group, Inc.	28,268,544	1.8
			168,851,094	10.8

		Industrials: 9.2%
295,875		Cummins, Inc.	32,528,497	2.1
399,330		Deere & Co.	30,744,417	2.0
228,915		General Dynamics Corp.	30,072,564	1.9
1,004,866		General Electric Co.	31,944,690	2.0
323,423		Lincoln Electric Holdings, Inc.	18,942,885	1.2
			144,233,053	9.2

		Information Technology: 11.9%
223,963		Apple, Inc.	24,409,727	1.6
1,702,270		Cisco Systems, Inc.	48,463,627	3.1
352,608	L	Microchip Technology, Inc.	16,995,706	1.1
958,984		Microsoft Corp.	52,964,686	3.4
825,762		Qualcomm, Inc.	42,229,469	2.7
			185,063,215	11.9

		Materials: 3.6%
746,425		Dow Chemical Co.	37,963,176	2.4
384,251		Nucor Corp.	18,175,072	1.2
			56,138,248	3.6

		Telecommunication Services: 2.0%
820,317		AT&T, Inc.	32,131,817	2.0

		Utilities: 7.4%
1,163,513		Exelon Corp.	41,723,576	2.7
301,929		NextEra Energy, Inc.	35,730,278	2.3
628,054		PG&E Corp.	37,507,385	2.4
			114,961,239	7.4

	Total Common Stock
	(Cost $1,477,298,526)		1,533,342,625	98.4

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
		Communications: –%
32,517		Tribune Co., Escrow	–	–

		Energy: 0.0%
1,685,000	±	Samson Investment Co., 9.750%, 02/15/20	4,634	0.0

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: –%
1,216,000	± Tropicana Entertainment, LLC, 9.625%, 12/15/14	$–	–

	Total Corporate Bonds/Notes
	(Cost $1,372,582)	4,634	0.0

	Total Long-Term Investments
	(Cost $1,478,671,108)	1,533,347,259	98.4

SHORT-TERM INVESTMENTS: 3.0%
	Securities Lending Collateralcc: 2.0%
7,001,989	Bank of Montreal, Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $7,002,047, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $7,142,029, due 05/26/16-09/09/49)	7,001,989	0.4
7,415,276	Bank of Nova Scotia, Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $7,415,341, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-4.500%, Market Value plus accrued interest $7,563,649, due 04/15/17-03/01/46)	7,415,276	0.5
7,415,276	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $7,415,343, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $7,563,581, due 04/01/16-02/20/61)	7,415,276	0.5
7,415,276	Daiwa Capital Markets, Repurchase Agreement dated 03/31/16, 0.36%, due 04/01/16 (Repurchase Amount $7,415,349, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $7,563,582, due 05/31/16-09/09/49)	7,415,276	0.5
1,974,098	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $1,974,119, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,017,571, due 04/15/18-01/15/29)	1,974,098	0.1
		31,221,915	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
15,135,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $15,135,000)	15,135,000	1.0

	Total Short-Term Investments
	(Cost $46,356,915)	46,356,915	3.0

	Total Investments in Securities (Cost $1,525,028,023)	$1,579,704,174	101.4
	Liabilities in Excess of Other Assets	(21,782,774)	(1.4)
	Net Assets	$1,557,921,400	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.
±	Defaulted security

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Cost for federal income tax purposes is $1,528,619,933.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$100,235,669
Gross Unrealized Depreciation	(49,151,428)

Net Unrealized Appreciation	$51,084,241

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$83,693,909	$–	$–	$83,693,909
Consumer Staples	113,437,828	–	–	113,437,828
Energy	192,749,104	–	–	192,749,104
Financials	442,083,118	–	–	442,083,118
Health Care	168,851,094	–	–	168,851,094
Industrials	144,233,053	–	–	144,233,053
Information Technology	185,063,215	–	–	185,063,215
Materials	56,138,248	–	–	56,138,248
Telecommunication Services	32,131,817	–	–	32,131,817
Utilities	114,961,239	–	–	114,961,239
Total Common Stock	1,533,342,625	–	–	1,533,342,625
Corporate Bonds/Notes	–	4,634	–	4,634
Short-Term Investments	15,135,000	31,221,915	–	46,356,915
Total Investments, at fair value	$1,548,477,625	$31,226,549	$–	$1,579,704,174

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 46.9%
		Basic Materials: 1.2%
1,002,000		BHP Billiton Finance USA Ltd., 2.050%, 09/30/18	$1,012,057	0.4
320,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 1.700%, 05/01/18	317,856	0.1
930,000		Monsanto Co., 1.150%, 06/30/17	928,518	0.3
570,000		PPG Industries, Inc., 2.300%, 11/15/19	578,688	0.2
382,000		Valspar Corp./The, 6.050%, 05/01/17	398,524	0.2
			3,235,643	1.2

		Communications: 2.2%
690,000		Alibaba Group Holding Ltd, 1.625%, 11/28/17	690,961	0.3
502,000		British Telecommunications PLC, 5.950%, 01/15/18	541,617	0.2
877,000		Cisco Systems, Inc., 1.100%, 03/03/17	879,880	0.3
640,000		Cisco Systems, Inc., 1.650%, 06/15/18	649,928	0.2
310,000		eBay, Inc., 2.500%, 03/09/18	315,213	0.1
319,000		Thomson Reuters Corp., 1.300%, 02/23/17	318,500	0.1
436,000		Thomson Reuters Corp., 1.650%, 09/29/17	436,732	0.2
656,000		Verizon Communications, Inc., 2.625%, 02/21/20	675,662	0.2
419,000		Vodafone Group PLC, 5.625%, 02/27/17	436,040	0.2
1,107,000		Walt Disney Co., 1.100%, 12/01/17	1,112,526	0.4
			6,057,059	2.2

		Consumer, Cyclical: 4.2%
304,000		American Honda Finance Corp., 1.200%, 07/14/17	304,615	0.1
837,000		American Honda Finance Corp., 2.250%, 08/15/19	857,108	0.3
729,000		Costco Wholesale Corp., 1.125%, 12/15/17	732,437	0.3
335,000		CVS Health Corp., 2.250%, 08/12/19	343,731	0.1
757,000		Ford Motor Credit Co. LLC, 1.684%, 09/08/17	754,191	0.3
1,140,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/20	1,164,516	0.4
1,070,000		General Motors Financial Co., Inc., 2.625%, 07/10/17	1,076,912	0.4
1,075,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,077,023	0.4
281,000		Johnson Controls, Inc., 1.400%, 11/02/17	280,785	0.1
780,000		McDonald's Corp., 2.100%, 12/07/18	796,474	0.3
550,000		Newell Rubbermaid, Inc., 2.600%, 03/29/19	558,504	0.2
435,000		PACCAR Financial Corp., 1.450%, 03/09/18	436,142	0.1
550,000		PACCAR Financial Corp., 1.750%, 08/14/18	553,180	0.2
1,080,000		Southwest Airlines Co., 2.650%, 11/05/20	1,102,807	0.4
542,000		Southwest Airlines Co., 2.750%, 11/06/19	558,197	0.2
502,000		Toyota Motor Credit Corp., 1.450%, 01/12/18	504,742	0.2
540,000		Whirlpool Corp., 1.650%, 11/01/17	541,430	0.2
			11,642,794	4.2

		Consumer, Non-cyclical: 9.5%
1,189,000	L	Abbott Laboratories, 2.000%, 03/15/20	1,206,987	0.4
586,000		AbbVie, Inc., 1.750%, 11/06/17	588,987	0.2
680,000		AbbVie, Inc., 1.800%, 05/14/18	685,007	0.3
705,000		Actavis Funding SCS, 2.350%, 03/12/18	713,609	0.3
708,000		Altria Group, Inc., 2.625%, 01/14/20	732,701	0.3
828,000		AmerisourceBergen Corp., 1.150%, 05/15/17	825,832	0.3
910,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	923,544	0.3
550,000		AstraZeneca PLC, 1.750%, 11/16/18	555,648	0.2
1,010,000		Automatic Data Processing, Inc., 2.250%, 09/15/20	1,040,557	0.4
610,000	#	BAT International Finance PLC, 1.850%, 06/15/18	615,265	0.2
570,000	#	Baxalta, Inc., 2.000%, 06/22/18	565,790	0.2
592,000	#	Bayer US Finance LLC, 1.500%, 10/06/17	595,591	0.2
403,000		Becton Dickinson and Co., 1.450%, 05/15/17	403,784	0.1
539,000		Becton Dickinson and Co., 1.800%, 12/15/17	541,537	0.2
370,000		Cardinal Health, Inc., 1.950%, 06/15/18	371,977	0.1
550,000		Celgene Corp., 2.125%, 08/15/18	556,627	0.2
410,000		Eli Lilly & Co., 1.250%, 03/01/18	413,146	0.2
300,000		Express Scripts Holding Co., 1.250%, 06/02/17	299,488	0.1
400,000		Gilead Sciences, Inc., 1.850%, 09/04/18	407,256	0.1
612,000		Gilead Sciences, Inc., 2.350%, 02/01/20	626,746	0.2
1,060,000	#	HJ Heinz Co., 2.000%, 07/02/18	1,070,538	0.4

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
860,000		JM Smucker Co., 1.750%, 03/15/18	$863,955	0.3
540,000		Kroger Co/The, 2.000%, 01/15/19	548,015	0.2
485,000		McKesson Corp., 1.292%, 03/10/17	486,009	0.2
609,000		Medtronic, Inc., 0.875%, 02/27/17	608,817	0.2
433,000		Medtronic, Inc., 2.500%, 03/15/20	448,492	0.2
460,000		PepsiCo, Inc., 1.250%, 04/30/18	463,704	0.2
280,000	L	PepsiCo, Inc., 1.500%, 02/22/19	283,646	0.1
678,000		Pfizer, Inc., 1.100%, 05/15/17	680,498	0.2
798,000		Philip Morris International, Inc., 1.250%, 11/09/17	802,331	0.3
600,000		Procter & Gamble Co, 1.900%, 11/01/19	617,760	0.2
490,000		Reynolds American, Inc., 2.300%, 06/12/18	500,117	0.2
241,000	L	Reynolds American, Inc., 3.500%, 08/04/16	242,529	0.1
635,000		Sanofi, 1.250%, 04/10/18	638,602	0.2
470,000		St Jude Medical, Inc., 2.800%, 09/15/20	481,303	0.2
370,000		St Jude Medical, Inc., 2.000%, 09/15/18	374,328	0.1
509,000		Stryker Corp., 2.000%, 03/08/19	514,426	0.2
413,000		Thermo Fisher Scientific, Inc., 2.150%, 12/14/18	415,620	0.2
591,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	594,313	0.2
330,000		UnitedHealth Group, Inc., 1.900%, 07/16/18	335,321	0.1
565,000		Ventas Realty L.P., 1.250%, 04/17/17	562,822	0.2
502,000		WellPoint, Inc., 2.250%, 08/15/19	505,244	0.2
560,000	#	WM Wrigley Jr Co., 1.400%, 10/21/16	561,263	0.2
500,000		Zimmer Biomet Holdings, Inc., 2.000%, 04/01/18	501,491	0.2
570,000		Zoetis, Inc., 1.875%, 02/01/18	569,777	0.2
			26,341,000	9.5

		Energy: 2.9%
275,000		BP Capital Markets PLC, 1.674%, 02/13/18	275,437	0.1
495,000		BP Capital Markets PLC, 2.521%, 01/15/20	503,032	0.2
820,000		Chevron Corp., 1.365%, 03/02/18	823,247	0.3
512,000		Chevron Corp., 1.790%, 11/16/18	518,459	0.2
530,000	#	Columbia Pipeline Group, Inc., 2.450%, 06/01/18	525,017	0.2
360,000		Energy Transfer Partners L.P., 2.500%, 06/15/18	348,701	0.1
700,000		Enterprise Products Operating LLC, 1.650%, 05/07/18	697,901	0.2
800,000		Exxon Mobil Corp., 1.708%, 03/01/19	810,240	0.3
502,000	L	Hess Corp., 1.300%, 06/15/17	496,267	0.2
616,000		Kinder Morgan, Inc./DE, 2.000%, 12/01/17	609,695	0.2
473,000		Shell International Finance BV, 1.625%, 11/10/18	475,355	0.2
350,000		Shell International Finance BV, 2.125%, 05/11/20	353,685	0.1
539,000		Statoil ASA, 1.250%, 11/09/17	538,742	0.2
319,000		Statoil ASA, 1.950%, 11/08/18	321,869	0.1
430,000		Total Capital International SA, 1.550%, 06/28/17	431,847	0.2
430,000		TransCanada PipeLines Ltd, 1.875%, 01/12/18	429,551	0.1
			8,159,045	2.9

		Financial: 20.4%
1,089,000		Abbey National Treasury Services PLC/London, 1.650%, 09/29/17	1,090,283	0.4
430,000		Abbey National Treasury Services PLC/United Kingdom, 2.500%, 03/14/19	435,151	0.2
340,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	342,491	0.1
612,000		Aegon NV, 2.074%, 07/29/49	384,509	0.1
614,000		Air Lease Corp., 2.125%, 01/15/18	609,395	0.2
327,000		American Express Credit Corp., 1.550%, 09/22/17	328,143	0.1
770,000		American Express Credit Corp., 1.800%, 07/31/18	773,691	0.3
540,000		Bank of America Corp., 1.950%, 05/12/18	540,970	0.2
1,063,000		Bank of America Corp., 2.600%, 01/15/19	1,081,892	0.4
583,000		Bank of America Corp., 2.650%, 04/01/19	593,773	0.2
656,000		Bank of Montreal, 1.300%, 07/14/17	656,749	0.2
550,000		Bank of Montreal, 1.800%, 07/31/18	552,468	0.2
850,000		Bank of New York Mellon Corp., 2.600%, 08/17/20	876,316	0.3
1,426,000		Bank of Nova Scotia, 1.300%, 07/21/17	1,428,361	0.5
810,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.700%, 03/05/18	805,947	0.3
541,000	#	Banque Federative du Credit Mutuel SA, 1.700%, 01/20/17	542,561	0.2
830,000		BB&T Corp., 1.600%, 08/15/17	831,355	0.3

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
310,000		Berkshire Hathaway Finance Corp., 1.700%, 03/15/19	$315,195	0.1
250,000		BPCE SA, 1.613%, 07/25/17	249,671	0.1
546,000		BPCE SA, 1.625%, 02/10/17	546,386	0.2
400,000		Capital One Financial Corp., 2.350%, 08/17/18	402,337	0.1
790,000		Charles Schwab Corp., 1.500%, 03/10/18	795,173	0.3
442,000		Citigroup, Inc., 1.850%, 11/24/17	443,212	0.2
1,203,000		Citigroup, Inc., 2.050%, 12/07/18	1,209,034	0.4
592,000		Citigroup, Inc., 2.500%, 07/29/19	600,560	0.2
505,000		Citizens Bank NA/Providence RI, 1.600%, 12/04/17	502,526	0.2
630,000		Comerica, Inc., 2.125%, 05/23/19	624,225	0.2
485,000		Commonwealth Bank of Australia/New York NY, 1.125%, 03/13/17	485,000	0.2
605,000		Commonwealth Bank of Australia/New York NY, 1.400%, 09/08/17	605,787	0.2
1,082,000		Compass Bank, 1.850%, 09/29/17	1,083,909	0.4
716,000		Credit Suisse/New York NY, 1.375%, 05/26/17	714,138	0.3
750,000		Credit Suisse/New York NY, 1.700%, 04/27/18	747,064	0.3
1,050,000		Discover Bank/Greenwood DE, 2.600%, 11/13/18	1,053,445	0.4
950,000		Fifth Third Bank/Cincinnati OH, 2.150%, 08/20/18	958,199	0.3
450,000	#	GE Capital International Funding Co., 2.342%, 11/15/20	461,709	0.2
1,026,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	1,039,767	0.4
735,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	747,402	0.3
587,000		Goldman Sachs Group, Inc., 2.625%, 01/31/19	599,120	0.2
425,000		Huntington National Bank, 1.350%, 08/02/16	425,457	0.1
542,000		Huntington National Bank, 2.200%, 11/06/18	544,655	0.2
290,000		Huntington Bancshares, Inc./OH, 3.150%, 03/14/21	294,631	0.1
800,000	#	ING Bank NV, 2.050%, 08/17/18	804,225	0.3
900,000	#,L	ING Bank NV, 2.700%, 08/17/20	919,657	0.3
1,070,000		JPMorgan Chase & Co., 1.700%, 03/01/18	1,073,944	0.4
540,000		JPMorgan Chase & Co., 2.550%, 03/01/21	545,342	0.2
450,000		KeyBank NA/Cleveland OH, 2.350%, 03/08/19	454,356	0.2
496,000		KeyCorp, 2.300%, 12/13/18	499,351	0.2
206,000		Kilroy Realty L.P., 4.800%, 07/15/18	216,961	0.1
720,000		Lloyds Bank PLC, 1.750%, 05/14/18	718,655	0.3
750,000		Lloyds Bank PLC, 2.000%, 08/17/18	752,567	0.3
1,300,000	#	Macquarie Bank Ltd., 1.600%, 10/27/17	1,295,568	0.5
930,000		Manufacturers & Traders Trust Co., 1.400%, 07/25/17	928,278	0.3
435,000		MetLife, Inc., 1.903%, 12/15/17	437,787	0.2
504,000	#	Mitsubishi UFJ Trust & Banking Corp., 1.600%, 10/16/17	500,557	0.2
481,000	#	Mizuho Bank Ltd., 1.300%, 04/16/17	480,085	0.2
60,000		Morgan Stanley, 2.200%, 12/07/18	60,491	0.0
744,000		Morgan Stanley, 2.375%, 07/23/19	752,575	0.3
800,000		Morgan Stanley, 2.450%, 02/01/19	812,428	0.3
622,000		National Rural Utilities Cooperative Finance Corp., 1.100%, 01/27/17	622,927	0.2
400,000		National Rural Utilities Cooperative Finance Corp., 1.650%, 02/08/19	401,421	0.1
350,000	#	New York Life Global Funding, 1.550%, 11/02/18	350,986	0.1
375,000		PNC Bank NA, 1.150%, 11/01/16	375,518	0.1
828,000		PNC Bank NA, 2.400%, 10/18/19	845,709	0.3
600,000		PNC Funding Corp., 5.625%, 02/01/17	620,729	0.2
710,000	#	Pricoa Global Funding I, 1.900%, 09/21/18	712,207	0.2
370,000		Regions Bank/Birmingham AL, 2.250%, 09/14/18	369,637	0.1
596,000		Regions Financial Corp., 2.000%, 05/15/18	592,594	0.2
735,000		Royal Bank of Canada, 1.500%, 01/16/18	737,224	0.3
730,000		Royal Bank of Canada, 1.800%, 07/30/18	733,963	0.3
626,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/19	627,815	0.2
538,000		Sumitomo Mitsui Banking Corp., 1.350%, 07/11/17	535,999	0.2
370,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/21	377,457	0.1
357,000		SunTrust Banks, Inc., 2.500%, 05/01/19	360,704	0.1
497,000		Synchrony Financial, 2.600%, 01/15/19	498,471	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,050,000		Toronto-Dominion Bank, 1.125%, 05/02/17	$1,051,008	0.4
584,000		Toronto-Dominion Bank, 2.250%, 11/05/19	592,303	0.2
860,000	#	UBS Group Funding Jersey Ltd., 2.950%, 09/24/20	864,103	0.3
915,000		UBS AG/Stamford CT, 1.375%, 08/14/17	913,114	0.3
250,000		UBS AG/Stamford CT, 1.800%, 03/26/18	250,935	0.1
755,000		US Bank NA/Cincinnati OH, 1.375%, 09/11/17	757,350	0.3
526,000		US Bank NA/Cincinnati OH, 2.125%, 10/28/19	536,071	0.2
1,302,000		Visa, Inc., 1.200%, 12/14/17	1,310,110	0.5
513,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 1.750%, 09/15/17	511,275	0.2
438,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	441,425	0.2
1,348,000		Wells Fargo & Co., 2.100%, 05/08/17	1,363,668	0.5
580,000		Westpac Banking Corp., 1.500%, 12/01/17	582,064	0.2
			56,512,271	20.4

		Industrial: 1.8%
724,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	742,028	0.3
540,000		Corning, Inc., 1.500%, 05/08/18	537,981	0.2
175,000		General Electric Capital Corp., 2.200%, 01/09/20	180,296	0.1
713,000		Ingersoll-Rand Global Holding Co. Ltd., 2.875%, 01/15/19	729,721	0.3
432,000		John Deere Capital Corp., 1.050%, 10/11/16	432,607	0.1
403,000		L-3 Communications Corp., 1.500%, 05/28/17	401,761	0.1
630,000		Lockheed Martin Corp., 1.850%, 11/23/18	637,704	0.2
750,000	#	Siemens Financieringsmaatschappij NV, 1.450%, 05/25/18	753,645	0.3
500,000		United Technologies Corp., 1.778%, 05/04/18	501,483	0.2
			4,917,226	1.8

		Technology: 2.7%
504,000		Altera Corp., 1.750%, 05/15/17	508,873	0.2
1,230,000		Applied Materials, Inc., 2.625%, 10/01/20	1,272,078	0.5
317,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	319,215	0.1
237,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	241,164	0.1
130,000		International Business Machines Corp., 1.950%, 07/22/16	130,571	0.0
870,000		Intel Corp., 1.350%, 12/15/17	877,361	0.3
540,000		KLA-Tencor Corp., 2.375%, 11/01/17	542,796	0.2
1,940,000		Microsoft Corp., 1.300%, 11/03/18	1,959,941	0.7
525,000		NetApp Inc., 2.000%, 12/15/17	523,986	0.2
700,000		Oracle Corp., 1.200%, 10/15/17	704,073	0.3
390,000		QUALCOMM, Inc., 1.400%, 05/18/18	392,145	0.1
			7,472,203	2.7

		Utilities: 2.0%
880,000		Black Hills Corp., 2.500%, 01/11/19	889,067	0.3
780,000		Dominion Resources, Inc., 1.900%, 06/15/18	782,089	0.3
538,000	#	Electricite de France SA, 2.350%, 10/13/20	544,054	0.2
430,000		NextEra Energy Capital Holdings, Inc., 1.586%, 06/01/17	430,503	0.2
410,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/19	412,749	0.1
588,000		PSEG Power, LLC, 2.750%, 09/15/16	592,780	0.2
468,000		Southern California Edison Co., 1.125%, 05/01/17	468,130	0.2
706,000		Southern Co., 1.300%, 08/15/17	703,712	0.2
540,000		Southern Power Co., 1.500%, 06/01/18	536,064	0.2
320,000		Xcel Energy, Inc., 0.750%, 05/09/16	319,965	0.1
			5,679,113	2.0

	Total Corporate Bonds/Notes
	(Cost $129,142,634)		130,016,354	46.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.4%
611,986		Banc of America Commercial Mortgage Trust 2006-4 A4, 5.634%, 07/10/46	612,631	0.2
71,566		Banc of America Commercial Mortgage Trust 2007-3, 5.543%, 06/10/49	73,853	0.0
338,221		Banc of America Commercial Mortgage, Inc., 5.543%, 06/10/49	346,608	0.1
433,168	#	Banc of America Re-REMIC Trust 2009-UB2 A4AA, 5.664%, 02/24/51	440,122	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,830,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/42	$2,821,099	1.0
47,607		Bear Stearns Commercial Mortgage Securities Trust 2006-PWR12, 5.797%, 09/11/38	47,577	0.0
759,000		CD 2007-CD5 Mortgage Trust AJ, 6.119%, 11/15/44	783,749	0.3
445,000		CD 2007-CD5 Mortgage Trust, 6.119%, 11/15/44	458,294	0.2
33,696		Citigroup Commercial Mortgage Trust 2006-C4, 6.085%, 03/15/49	33,648	0.0
391,530		Citigroup Commercial Mortgage Trust 2007-C6 A1A, 5.705%, 12/10/49	400,558	0.2
1,460,000		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	1,470,094	0.5
536,857		Citigroup Commercial Mortgage Trust, 5.431%, 10/15/49	540,480	0.2
658,571		COBALT CMBS Commercial Mortgage Trust 2007-C2 A3, 5.484%, 04/15/47	674,305	0.2
1,260,000	#	COMM 2010-RR1 GEA Mortgage Trust, 5.543%, 12/11/49	1,278,206	0.5
400,000	#	Commercial Mortgage Trust 2004-GG1 F, 5.982%, 06/10/36	400,003	0.2
990,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/16/43	997,909	0.4
545,000	#	CSMC Series 2009-RR3 A5A, 5.342%, 12/15/43	552,082	0.2
1,180,000	#	DBRR 2011-C32 Trust, 5.703%, 06/17/49	1,210,007	0.4
2,130,000	#	FREMF 2012-K501 Mortgage Trust, 3.361%, 11/25/46	2,135,786	0.8
389,885		GS Mortgage Securities Corp. II, 5.560%, 11/10/39	392,304	0.1
25,266		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5, 5.529%, 12/15/44	25,237	0.0
223,082		JP Morgan Chase Commercial Mortgage Securities Trust 2006-CB15 A4, 5.814%, 06/12/43	222,951	0.1
660,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, 2.686%, 04/15/27	643,725	0.2
474,910		JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	484,750	0.2
900,896		JPMorgan Chase Commercial Mortgage Securities Corp., 5.935%, 04/15/45	900,476	0.3
280,000	#	JPMorgan Commercial Mortgage-Backed Securities Trust 2009-RR1, 1.000%, 03/18/51	264,786	0.1
341,932		LB-UBS Commercial Mortgage Trust 2006-C4, 5.856%, 06/15/38	341,891	0.1
327,868		LB-UBS Commercial Mortgage Trust 2006-C7 A1A, 5.335%, 11/15/38	332,539	0.1
164,500		LB-UBS Commercial Mortgage Trust, 5.300%, 11/15/38	165,885	0.1
386,769		Merrill Lynch Mortgage Trust 2006-C2, 5.742%, 08/12/43	387,907	0.1
88,411		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL, 6.720%, 11/15/26	88,850	0.0
126,704		Morgan Stanley Capital I Trust 2005-TOP17, 4.840%, 12/13/41	126,987	0.1
237,628		Morgan Stanley Capital I Trust 2007-TOP25, 5.514%, 11/12/49	240,992	0.1
314,761	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	314,285	0.1
575,295	#	Morgan Stanley Re-REMIC Trust 2010-GG10, 5.794%, 08/15/45	588,537	0.2
382,421	#	Morgan Stanley Reremic Trust, 5.794%, 08/12/45	391,554	0.1
1,130,000		Morgan Stanley Capital I Trust 2007-HQ11, 5.441%, 02/12/44	1,128,564	0.4
760,000	#	PFP 2015-2 Ltd., 3.691%, 07/14/34	746,150	0.3
862,466	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	877,714	0.3
1,262,440		Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/48	1,273,774	0.5
326,000		Wachovia Bank Commercial Mortgage Trust, 5.342%, 12/15/43	332,964	0.1
458,018		Wells Fargo Mortgage-Backed Securities Trust, 2.854%, 02/25/34	460,425	0.2

	Total Collateralized Mortgage Obligations
	(Cost $26,569,231)		26,010,258	9.4

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 15.2%
		Automobile Asset-Backed Securities: 5.3%
410,000		Ally Auto Receivables Trust 2016-2, 1.600%, 01/15/21	$409,463	0.1
1,500,000	#	Bank of The West Auto Trust 2014-1 A4, 1.650%, 03/16/20	1,505,794	0.5
350,000	#	Bank of The West Auto Trust 2015-1 A4, 1.660%, 09/15/20	349,184	0.1
220,000		BMW Vehicle Lease Trust 2015-2, 1.550%, 02/20/19	220,557	0.1
740,000		Capital Auto Receivables Asset Trust 2015-1 A3, 1.610%, 06/20/19	741,281	0.3
260,000		Capital Auto Receivables Asset Trust, 1.620%, 10/22/18	260,534	0.1
1,130,000		CarMax Auto Owner Trust 2015-3 A3, 1.630%, 06/15/20	1,137,689	0.4
940,000		CarMax Auto Owner Trust, 1.320%, 07/15/19	939,694	0.3
450,000	#	Chrysler Capital Auto Receivables Trust, 1.760%, 12/16/19	451,896	0.2
480,000		Fifth Third Auto Trust 2014-2, 1.380%, 12/15/20	481,546	0.2
600,000		Ford Credit Auto Owner Trust 2015-C A4, 1.740%, 02/15/21	605,503	0.2
450,000		GM Financial Automobile Leasing Trust 2015-3, 1.810%, 11/20/19	450,584	0.2
970,000		Harley-Davidson Motorcycle Trust 2015-1, 1.670%, 08/15/22	974,834	0.3
840,000		Harley-Davidson Motorcycle Trust, 1.550%, 10/15/21	842,276	0.3
710,000		Hyundai Auto Receivables Trust 2013-A, 1.130%, 09/17/18	707,318	0.3
100,000		Hyundai Auto Receivables Trust, 1.460%, 11/15/19	100,374	0.0
420,000		Mercedes-Benz Auto Receivables Trust 2014-1, 1.310%, 11/16/20	420,929	0.2
450,000		Mercedes-Benz Auto Receivables Trust 2015-1 A4, 1.750%, 12/15/21	454,734	0.2
380,000	#	Porsche Innovative Lease Owner Trust 2015-1 A4, 1.430%, 05/21/21	380,281	0.1
320,000		Toyota Auto Receivables 2015-B Owner Trust A4, 1.740%, 09/15/20	323,087	0.1
700,000		Toyota Auto Receivables Owner Trust, 1.180%, 06/17/19	700,888	0.3
670,000		Toyota Auto Receivables 2016-A Owner Trust A4, 1.470%, 09/15/21	669,621	0.2
210,000		USAA Auto Owner Trust 2015-1 A4, 1.540%, 11/16/20	210,701	0.1
710,000		Volkswagen Auto Lease Trust, 0.990%, 07/20/18	709,538	0.3
286,503		Volkswagen Auto Loan Enhanced Trust 2012-2, 0.660%, 03/20/19	285,539	0.1
32,092		Volkswagen Auto Loan Enhanced Trust 2013-1, 0.560%, 08/21/17	32,039	0.0
260,000		World Omni Auto Receivables Trust 2015-B, 1.840%, 01/17/22	262,174	0.1
			14,628,058	5.3

		Credit Card Asset-Backed Securities: 4.4%
1,500,000		Cabela's Credit Card Master Note Trust 2015-1A A1, 2.260%, 03/15/23	1,517,901	0.5
1,450,000		Capital One Multi-Asset Execution Trust 2014-A5 A, 1.480%, 07/15/20	1,458,245	0.5
620,000		Capital One Multi-Asset Execution Trust 2015-A7 A7, 1.450%, 08/16/21	622,302	0.2
1,000,000		Chase Issuance Trust 2015-A7 A7, 1.620%, 07/15/20	1,008,688	0.4
200,000		Chase Issuance Trust, 0.806%, 04/15/21	199,957	0.1
420,000		Citibank Credit Card Issuance Trust, 2.150%, 07/15/21	429,461	0.1
1,205,000		Citibank Credit Card Issuance Trust, 5.350%, 02/07/20	1,294,468	0.5
1,357,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	1,444,094	0.5
400,000		Discover Card Execution Note Trust, 0.866%, 07/15/21	400,583	0.1
470,000		Discover Card Execution Note Trust, 1.450%, 03/15/21	471,382	0.2
740,000		Discover Card Execution Note Trust, 1.670%, 01/18/22	744,571	0.3
470,000		Discover Card Execution Note Trust, 2.120%, 12/15/21	480,241	0.2
1,000,000		Discover Card Execution Note Trust, 5.650%, 03/16/20	1,064,396	0.4
430,000		Synchrony Credit Card Master Note Trust 2014-1 A, 1.600%, 04/15/21	430,827	0.2
600,000		Synchrony Credit Card Master Note Trust 2016-1 A, 2.040%, 03/15/22	605,471	0.2
			12,172,587	4.4

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: 0.1%
204,158		Chase Funding Loan Acquisition Trust Series, 4.750%, 12/25/19	$206,603	0.1

		Other Asset-Backed Securities: 5.4%
750,000	#	American Residential Properties 2014-SFR1 Trust, 2.791%, 09/17/31	724,835	0.3
800,000	#	ARES XI CLO Ltd. 2007-11A C, 1.867%, 10/11/21	755,968	0.3
510,000	#	ARES XII CLO Ltd., 2.629%, 11/25/20	498,212	0.2
250,000	#	ARES XII CLO Ltd., 3.879%, 11/25/20	247,031	0.1
500,000	#	Atrium V, 1.308%, 07/20/20	482,028	0.2
750,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.332%, 03/17/21	720,598	0.2
600,000	#	CIFC Funding 2006-II Ltd., 2.235%, 03/01/21	589,235	0.2
1,000,000	#	Clydesdale CLO 2006 Ltd, 1.298%, 12/19/18	963,840	0.3
620,000		CNH Equipment Trust 2015-B A4, 1.890%, 04/15/22	624,407	0.2
19,223		CNH Equipment Trust, 0.650%, 04/16/18	19,220	0.0
1,500,000	#	GoldenTree Loan Opportunities III Ltd., 1.866%, 05/01/22	1,413,897	0.5
500,000	#	GoldenTree Loan Opportunities V Ltd., 3.870%, 10/18/21	492,860	0.2
137,831	#	GSAMP Trust 2005-SEA2, 0.783%, 01/25/45	135,565	0.0
465,032	#	GSC Group CDO Fund VIII Ltd, 1.370%, 04/17/21	463,182	0.2
750,000	#	Gulf Stream - Compass CLO 2007-1A D Ltd., 4.071%, 10/28/19	749,991	0.3
400,000	#	Gulf Stream - Compass CLO, 2.621%, 10/28/19	396,227	0.1
500,000	#	Gulf Stream - Sextant CLO 2007-1 Ltd., 3.039%, 06/17/21	482,444	0.2
750,000	#	Kingsland III Ltd., 1.275%, 08/24/21	707,614	0.2
1,000,000	#	KKR Financial CLO 2007-1 Ltd, 5.618%, 05/15/21	999,951	0.3
500,000	#	KKR Financial CLO 2007-1 Ltd., 2.868%, 05/15/21	488,616	0.2
500,000	#	Madison Park Funding II Ltd. 2006-2A D, 5.380%, 03/25/20	499,994	0.2
500,000	#	MSIM Peconic Bay Ltd., 2.624%, 07/20/19	497,093	0.2
1,000,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.619%, 03/25/20	966,651	0.3
500,000	#	Muir Grove CLO Ltd., 3.619%, 03/25/20	494,425	0.2
500,000	#	Oak Hill Credit Partners V Ltd., 5.620%, 04/16/21	500,370	0.2
200,000	#	Regatta Funding Ltd. 2007-1A B2L, 3.934%, 06/15/20	194,649	0.1
			15,108,903	5.4

	Total Asset-Backed Securities
	(Cost $42,300,382)		42,116,151	15.2

U.S. TREASURY OBLIGATIONS: 25.5%
		U.S. Treasury Bonds: 0.0%
10,000		3.000%, due 11/15/45	10,800	0.0

		U.S. Treasury Notes: 25.5%
2,408,000		0.500%, due 02/28/17	2,405,931	0.9
264,400		0.750%, due 01/31/18	264,514	0.1
4,216,200		0.750%, due 02/28/18	4,217,849	1.5
6,914,000		0.750%, due 02/15/19	6,894,827	2.5
3,000,000		0.875%, due 03/31/18	3,008,320	1.1
31,616,000		1.000%, due 12/31/17	31,769,148	11.4
2,390,000		1.000%, due 03/15/19	2,399,897	0.9
2,313,000		1.125%, due 02/28/21	2,304,687	0.8
480,000		1.250%, due 03/31/21	480,038	0.2
14,016,000		1.625%, due 07/31/20	14,299,600	5.1
2,802,000		1.750%, due 01/31/23	2,841,732	1.0
			70,886,543	25.5

	Total U.S. Treasury Obligations
	(Cost $70,440,248)		70,897,343	25.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.1%
		Federal Home Loan Mortgage Corporation: 0.7%##
2,000,000		0.875%, due 10/14/16	2,005,036	0.7
23		2.000%, due 01/01/17	23	0.0
706		2.292%, due 07/01/24	724	0.0
			2,005,783	0.7

		Federal National Mortgage Association: 0.1%##
131,351		1.074%, due 11/25/16	131,287	0.1
865		6.000%, due 07/01/16	868	0.0
4,156		6.000%, due 03/01/17	4,220	0.0
7,200		6.000%, due 05/01/17	7,275	0.0
4,860		6.000%, due 09/01/17	4,869	0.0
108,573		6.500%, due 10/01/22	124,249	0.0
26,274		6.500%, due 10/01/32	30,074	0.0
16,622		7.000%, due 10/01/32	16,966	0.0
			319,808	0.1

		Government National Mortgage Association: 0.3%
645,010		4.397%, due 05/16/51	706,116	0.3

	Total U.S. Government Agency Obligations
	(Cost $2,993,695)		3,031,707	1.1

	Total Long-Term Investments
	(Cost $271,446,190)		272,071,813	98.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateralcc: 0.6%
703,263	Bank of Nova Scotia, Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $703,269, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.125%-4.500%, Market Value plus accrued interest $717,335, due 04/15/17-03/01/46)	$703,263	0.2
1,000,000	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $1,000,009, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $1,020,000, due 04/01/16-02/20/61)	1,000,000	0.4
		1,703,263	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
2,980,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $2,980,000)	2,980,000	1.1

	Total Short-Term Investments
	(Cost $4,683,263)	4,683,263	1.7

	Total Investments in Securities (Cost $276,129,453)	$276,755,076	99.8
	Assets in Excess of Other Liabilities	498,999	0.2
	Net Assets	$277,254,075	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $276,138,085.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,751,565
Gross Unrealized Depreciation	(1,134,574)

Net Unrealized Appreciation	$616,991

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

 Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$130,016,354	$–	$130,016,354
Collateralized Mortgage Obligations	–	26,010,258	–	26,010,258
Short-Term Investments	2,980,000	1,703,263	–	4,683,263
U.S. Treasury Obligations	–	70,897,343	–	70,897,343
U.S. Government Agency Obligations	–	3,031,707	–	3,031,707
Asset-Backed Securities	–	42,116,151	–	42,116,151
Total Investments, at fair value	$2,980,000	$273,775,076	$–	$276,755,076
Other Financial Instruments+
Futures	10,417	–	–	10,417
Total Assets	$2,990,417	$273,775,076	$–	$276,765,493
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(482,404)	$–	$(482,404)
Futures	(51,148)	–	–	(51,148)
Total Liabilities	$(51,148)	$(482,404)	$–	$(533,552)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2016, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	285	06/30/16	$62,343,750	$(39,696)
U.S. Treasury Ultra Long Bond	3	06/21/16	517,594	275
			$62,861,344	$(39,421)
Short Contracts
U.S. Treasury 10-Year Note	(18)	06/21/16	(2,347,032)	(11,005)
U.S. Treasury 5-Year Note	(55)	06/30/16	(6,664,023)	10,142
U.S. Treasury Long Bond	(4)	06/21/16	(657,750)	(447)
			$(9,668,805)	$(1,310)

At March 31, 2016, the following centrally cleared interest rate swaps were outstanding for Voya Limited Maturity Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.493%	Chicago Mercantile Exchange	07/31/20	USD	14,016,000	$(226,650)	$(226,650)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.559%	Chicago Mercantile Exchange	11/05/20	USD	13,732,000	(255,754)	(255,754)
					$(482,404)	$(482,404)

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$10,417
Total Asset Derivatives		$10,417

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$51,148
Interest rate contracts	Interest rate swaps	482,404
Total Liability Derivatives		$533,552

Voya Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: 15.4%
11,250,000		Barton Capital LLC, 0.356%,due 04/04/16	$11,249,672	1.1
21,500,000		Barton Capital LLC, 0.489%,due 04/20/16	21,494,553	2.1
4,250,000		Barton Capital LLC, 0.517%,due 04/06/16	4,249,701	0.4
9,250,000		Barton Capital LLC, 0.612%,due 04/01/16	9,250,000	0.9
41,750,000		Concord Minutement Capital Co., 0.514%,due 04/04/16	41,748,248	4.0
38,750,000		Crown Point Capital Co., 0.510%,due 04/04/16	38,748,385	3.8
3,000,000		Crown Point Capital Co., 0.582%,due 04/08/16	2,999,668	0.3
1,450,000		Thunder Bay Funding LLC, 0.459%,due 04/15/16	1,449,746	0.1
27,750,000	#	Thunder Bay Funding LLC, 0.638%,due 05/12/16	27,750,000	2.7
		Total Asset Backed Commercial Paper
		(Cost $158,939,973)	158,939,973	15.4

Certificates of Deposit: 14.0%
40,600,000		Mitsubishi UFJ Trust and Banking NY, 0.480%,due 05/03/16	40,600,000	3.9
6,389,000		Norinchukin Bank NY, 0.500%,due 04/08/16	6,389,123	0.6
8,750,000		Norinchukin Bank NY, 0.510%,due 04/06/16	8,750,048	0.9
25,150,000		Royal Bank of Canada NY, 0.421%,due 04/04/16	25,150,000	2.5
40,650,000		Societe Generale NY, 0.470%,due 04/01/16	40,650,000	4.0
6,000,000		Sumitomo Mitsui Bank NY, 0.500%,due 04/05/16	6,000,013	0.6
2,350,000		Sumitomo Mitsui Bank NY, 0.700%,due 04/18/16	2,350,221	0.2
1,250,000		Sumitomo Mitsui Trust NY, 0.685%,due 04/22/16	1,250,185	0.1
12,750,000		Svenska Handelsbanken NY, 0.575%,due 04/04/16	12,750,101	1.2
		Total Certificates of Deposit
		(Cost $143,889,691)	143,889,691	14.0

Financial Company Commercial Paper: 11.4%
2,500,000		ABN Amro Funding USA LLC, 0.571%,due 04/25/16	2,499,067	0.2
29,000,000		American Honda Finance, 0.418%,due 04/25/16	28,992,073	2.8
18,000,000	#	Australia & New Zealand Banking Group, 0.455%,due 09/19/16	18,000,000	1.8
310,000		Australia & New Zealand Banking Group, 0.479%,due 04/29/16	309,887	0.0
800,000		Bank of Tokyo-Mitsubishi UFJ NY, 0.459%,due 04/19/16	799,820	0.1
2,000,000		Bank of Tokyo-Mitsubishi UFJ NY, 0.479%,due 04/20/16	1,999,504	0.2
4,600,000		Credit Suisse New York, 0.490%,due 04/04/16	4,599,816	0.5
25,000,000		Nordea Bank AB, 0.561%,due 04/04/16	24,998,854	2.4
875,000		Sumitomo Mitsui Banking, 0.489%,due 04/19/16	874,790	0.1
34,100,000		Sumitomo Mitsui Trust NY, 0.433%,due 04/29/16	34,088,728	3.3
		Total Financial Company Commercial Paper
		(Cost $117,162,539)	117,162,539	11.4

Government Agency Debt: 14.2%
3,000,000		Federal Farm Credit Discount Notes, 0.650%,due 02/03/17	2,983,573	0.3
47,250,000		Federal Home Loan Bank Discount Notes, 0.270%,due 05/25/16	47,230,905	4.6
14,000,000		Federal Home Loan Bank Discount Notes, 0.310%,due 04/14/16	13,998,332	1.4
7,700,000		Federal Home Loan Bank Discount Notes, 0.320%,due 04/27/16	7,698,165	0.8
38,500,000		Federal Home Loan Bank Discount Notes, 0.330%,due 04/20/16	38,493,047	3.7
14,900,000		Federal Home Loan Bank Discount Notes, 0.330%,due 04/22/16	14,897,045	1.4
3,400,000		Federal Home Loan Bank Discount Notes, 0.350%,due 05/04/16	3,398,909	0.3
3,500,000		Federal Home Loan Bank Discount Notes, 0.350%,due 05/03/16	3,498,895	0.3
14,500,000		Federal Home Loan Bank Discount Notes, 0.630%,due 12/05/16	14,438,069	1.4
		Total Government Agency Debt
		(Cost $146,636,940)	146,636,940	14.2

Investment Companies: 9.5%
48,500,000		BlackRock Liquidity Funds, TempCash, Institutional, 0.358%,due 04/01/16	48,500,000	4.7

Voya Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
Investment Companies: (continued)
49,000,000		BlackRock Liquidity Funds, TempFund, Institutional, 0.408%,due 04/01/16	$49,000,000	4.8
		Total Investment Companies
		(Cost $97,500,000)	97,500,000	9.5

Other Commercial Paper: 8.7%
7,350,000		Cargill Global Fund PLC, 0.367%,due 04/12/16	7,349,191	0.7
35,250,000		Cargill Global Fund PLC, 0.402%,due 04/06/16	35,248,067	3.4
3,500,000		Exxon Mobil Corp., 0.408%,due 04/12/16	3,499,572	0.3
1,000,000		KFW, 0.357%,due 04/04/16	999,971	0.1
1,100,000		KFW, 0.541%,due 04/22/16	1,099,660	0.1
41,900,000		KFW, 0.541%,due 04/28/16	41,883,345	4.1
		Total Other Commercial Paper
		(Cost $90,079,806)	90,079,806	8.7

Other Note: 8.6%
9,031,000		GE Capital International Funding Co., 0.964%,due 04/15/16	9,032,738	0.9
19,000,000		JPMorgan Chase Bank NA, 0.480%,due 09/22/16	19,000,510	1.8
1,000,000		Royal Bank of Canada, 2.875%,due 04/19/16	1,001,093	0.1
19,250,000	#	Svenska Handelsbanken AB, 0.484%,due 09/02/16	19,250,000	1.9
13,500,000		Toyota Motor Credit Corp., 0.302%,due 06/13/16	13,500,000	1.3
27,150,000		Wells Fargo Bank NA, 0.499%,due 09/21/16	27,150,000	2.6
		Total Other Note
		(Cost $88,934,341)	88,934,341	8.6

Treasury Debt: 3.2%
32,610,000		United States Treasury Bill, 0.173%,due 04/28/16	32,605,842	3.2

		Total Treasury Debt
		(Cost $32,605,842)	32,605,842	3.2

Treasury Repurchase Agreement: 3.9%
39,985,000		Deutsche Bank Repurchase Agreement dated 3/31/2016, 0.300%, due 4/01/2016, $39,985,333 to be received upon repurchase (Collateralized by $39,242,900, U.S. Treasury Note, 2%, Market Value plus accrued interest $40,784,740, due 10/31/2021)	39,985,000	3.9

		Total Treasury Repurchase Agreement
		(Cost $39,985,000)	39,985,000	3.9

		Total Investments in Securities (Cost $915,734,132)	$915,734,132	88.9
		Assets in Excess of Other Liabilities	114,739,206	11.1
		Net Assets	$1,030,473,338	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Certificates of Deposit	$–	$143,889,691	$–	$143,889,691
Other Note	–	88,934,341	–	88,934,341
Treasury Repurchase Agreement	–	39,985,000	–	39,985,000
Treasury Debt	–	32,605,842	–	32,605,842

Voya Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Government Agency Debt	$–	$146,636,940	$–	$146,636,940
Asset Backed Commercial Paper	–	158,939,973	–	158,939,973
Financial Company Commercial Paper	–	117,162,539	–	117,162,539
Other Commercial Paper	–	90,079,806	–	90,079,806
Investment Companies	97,500,000	–	–	97,500,000
Total Investments, at fair value	$97,500,000	$818,234,132	$–	$915,734,132

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 18.5%
32,389		ARAMARK Holdings Corp.	$1,072,724	0.3
150,970	L	Carmax, Inc.	7,714,567	2.0
181,430		Carnival Corp.	9,574,061	2.5
51,435		CBS Corp. - Class B	2,833,554	0.7
50,105		Coach, Inc.	2,008,709	0.5
76,783		Comcast Corp. – Class A	4,689,906	1.2
33,799		Delphi Automotive PLC	2,535,601	0.7
107,900		Dollar Tree, Inc.	8,897,434	2.3
59,668		Johnson Controls, Inc.	2,325,262	0.6
43,845	@	Liberty Global PLC - Class C	1,646,818	0.4
168,360		Lowe's Cos, Inc.	12,753,270	3.3
12,390		Marriott International, Inc.	881,920	0.2
12,780		McDonald's Corp.	1,606,190	0.4
20,035		McGraw-Hill Cos., Inc.	1,983,064	0.5
43,675		Michaels Cos, Inc.	1,221,590	0.3
34,265		Newell Rubbermaid, Inc.	1,517,597	0.4
24,480		O'Reilly Automotive, Inc.	6,699,197	1.7
19,216		PVH Corp.	1,903,537	0.5
			71,865,001	18.5

		Consumer Staples: 8.9%
134,783		Altria Group, Inc.	8,445,503	2.2
103,910		Coca-Cola Co.	4,820,385	1.2
51,391		CVS Health Corp.	5,330,788	1.4
18,989		Diageo PLC ADR	2,048,343	0.5
72,541		Edgewell Personal Care Co.	5,841,727	1.5
36,454		PepsiCo, Inc.	3,735,806	0.9
27,065		Philip Morris International, Inc.	2,655,347	0.7
21,391		Walgreens Boots Alliance, Inc.	1,801,978	0.5
			34,679,877	8.9

		Energy: 4.5%
83,564		Canadian Natural Resources Ltd.	2,256,228	0.6
78,214		Chevron Corp.	7,461,616	1.9
23,976		ConocoPhillips	965,513	0.3
12,560		EQT Corp.	844,786	0.2
43,595		Exxon Mobil Corp.	3,644,106	0.9
15,915		Noble Energy, Inc.	499,890	0.1
25,825		Schlumberger Ltd.	1,904,594	0.5
			17,576,733	4.5

		Financials: 19.5%
13,490		Alleghany Corp.	6,693,738	1.7
31,025		American Express Co.	1,904,935	0.5
18,435		American Tower Corp.	1,887,191	0.5
20,250		Aon PLC	2,115,113	0.5
331,710		Bank of America Corp.	4,484,719	1.2
45,214		Bank of New York Mellon Corp.	1,665,232	0.4
108,097		Berkshire Hathaway, Inc. – Class B	15,336,802	3.9
30,500		Blackrock, Inc.	10,387,385	2.7
126,891		Citigroup, Inc.	5,297,699	1.4
49,015		Invesco Ltd.	1,508,192	0.4
84,339		JPMorgan Chase & Co.	4,994,556	1.3
221,803		Progressive Corp.	7,794,157	2.0
219,665		Wells Fargo & Co.	10,622,999	2.7
38,785		Weyerhaeuser Co.	1,201,559	0.3
			75,894,277	19.5

		Health Care: 12.1%
64,439		Abbott Laboratories	2,695,483	0.7
2,155	@	Alexion Pharmaceuticals, Inc.	300,698	0.1
6,658	@	Allergan plc	1,784,544	0.5
9,665		Biogen, Inc.	2,515,993	0.7
90,722		Bristol-Myers Squibb Co.	5,795,321	1.5
42,097		Cardinal Health, Inc.	3,449,849	0.9
23,770		Celgene Corp.	2,379,139	0.6
12,920		Cigna Corp.	1,773,141	0.5
11,220		Cooper Cos., Inc.	1,727,543	0.4
102,910		Eli Lilly & Co.	7,410,549	1.9
44,784		Johnson & Johnson	4,845,629	1.2
59,057		Medtronic PLC	4,429,275	1.1
4,650		Perrigo Co. PLC	594,875	0.2
146,470		Pfizer, Inc.	4,341,371	1.1
15,153		Vertex Pharmaceuticals, Inc.	1,204,512	0.3
15,535		Zimmer Biomet Holdings, Inc.	1,656,497	0.4
			46,904,419	12.1

		Industrials: 12.2%
67,940		Deere & Co.	5,230,700	1.3
11,095		Dun & Bradstreet Corp.	1,143,673	0.3
22,289		Eaton Corp. PLC	1,394,400	0.4
42,153		FedEx Corp.	6,859,136	1.8
64,940		General Dynamics Corp.	8,531,168	2.2
321,965		General Electric Co.	10,235,267	2.6
34,958		Honeywell International, Inc.	3,917,044	1.0
78,710		Nielsen NV	4,144,869	1.1
69,940		Norfolk Southern Corp.	5,822,505	1.5
			47,278,762	12.2

		Information Technology: 16.7%
127,330		Activision Blizzard, Inc.	4,308,847	1.1
3,598		Alphabet, Inc. - Class A	2,744,914	0.7
6,913		Alphabet, Inc. - Class C	5,149,839	1.3
67,979		Apple, Inc.	7,409,031	1.9
9,923		Broadcom Ltd.	1,533,104	0.4
179,740		Cisco Systems, Inc.	5,117,198	1.3
24,414		Electronic Arts, Inc.	1,614,010	0.4
40,134		EMC Corp.	1,069,571	0.3
35,790		Facebook, Inc.	4,083,639	1.1
22,005		Fidelity National Information Services, Inc.	1,393,137	0.4
8,121		First Data Corp.	105,086	0.0
23,980		International Business Machines Corp.	3,631,771	1.0
10,313		Intuit, Inc.	1,072,655	0.3

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
37,943	Mastercard, Inc.	$3,585,614	0.9
164,115	Microsoft Corp.	9,064,071	2.3
25,380	Qualcomm, Inc.	1,297,933	0.3
20,050	Skyworks Solutions, Inc.	1,561,895	0.4
133,290	Visa, Inc. - Class A	10,194,019	2.6
		64,936,334	16.7

	Materials: 3.3%
28,605	Monsanto Co.	2,509,802	0.7
106,910	Mosaic Co.	2,886,570	0.7
18,580	NewMarket Corp.	7,362,511	1.9
		12,758,883	3.3

	Telecommunication Services: 2.7%
192,429	Verizon Communications, Inc.	10,406,560	2.7

	Utilities: 0.8%
13,053	DTE Energy Co.	1,183,385	0.3
26,729	Edison International	1,921,548	0.5
		3,104,933	0.8

	Total Common Stock
	(Cost $353,939,071)	385,405,779	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Securities Lending Collateralcc: 1.1%
219,733	Deutsche Bank AG, Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $219,735, collateralized by various U.S. Government Securities, 0.000%-9.000%, Market Value plus accrued interest $224,128, due 04/07/16-09/09/49)	219,733	0.0
1,043,900	HSBC Securities USA, Repurchase Agreement dated 03/31/16, 0.29%, due 04/01/16 (Repurchase Amount $1,043,908, collateralized by various U.S. Government Agency Obligations, 1.375%-6.500%, Market Value plus accrued interest $1,064,780, due 07/01/18-03/01/46)	1,043,900	0.2
1,043,900	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $1,043,909, collateralized by various U.S. Government Agency Obligations, 1.406%-7.000%, Market Value plus accrued interest $1,064,778, due 05/15/24-01/20/66)	1,043,900	0.3
1,043,900	Mizuho Securities USA Inc., Repurchase Agreement dated 03/31/16, 0.34%, due 04/01/16 (Repurchase Amount $1,043,910, collateralized by various U.S. Government Agency Obligations, 1.944%-9.500%, Market Value plus accrued interest $1,064,778, due 10/01/19-06/01/44)	1,043,900	0.3
1,043,900	Royal Bank of Canada, Repurchase Agreement dated 03/31/16, 0.28%, due 04/01/16 (Repurchase Amount $1,043,908, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.750%-6.000%, Market Value plus accrued interest $1,064,778, due 06/01/18-04/01/46)	1,043,900	0.3
		4,395,333	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
6,856,269	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $6,856,269)	6,856,269	1.8

	Total Short-Term Investments
	(Cost $11,251,602)	11,251,602	2.9

	Total Investments in Securities (Cost $365,190,673)	$396,657,381	102.1
	Liabilities in Excess of Other Assets	(8,341,504)	(2.1)
	Net Assets	$388,315,877	100.0

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $366,864,304.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$43,383,101
Gross Unrealized Depreciation	(13,590,024)

Net Unrealized Appreciation	$29,793,077

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$385,405,779	$–	$–	$385,405,779
Short-Term Investments	6,856,269	4,395,333	–	11,251,602
Total Investments, at fair value	$392,262,048	$4,395,333	$–	$396,657,381

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
185,741	Voya Australia Index Portfolio - Class I	$1,506,358	0.3
846,718	Voya Euro STOXX 50® Index Portfolio - Class I	7,984,552	1.5
509,135	Voya FTSE 100 Index® Portfolio - Class I	4,780,773	0.9
81,077	Voya Hang Seng Index Portfolio - Class I	1,025,618	0.2
490,477	Voya Japan TOPIX Index® Portfolio - Class I	5,042,101	1.0
1,968,626	Voya RussellTM Mid Cap Index Portfolio - Class I	30,848,368	6.0
24,679,523	Voya U.S. Bond Index Portfolio - Class I	267,526,028	52.1
7,583,841	Voya U.S. Stock Index Portfolio - Class I	102,457,696	20.0
9,701,032	VY® BlackRock Inflation Protected Bond Portfolio - Class I	92,450,832	18.0

	Total Mutual Funds
	(Cost $463,878,461)	513,622,326	100.0

	Liabilities in Excess of Other Assets	(252,530)	–
	Net Assets	$513,369,796	100.0

Cost for federal income tax purposes is $470,066,117.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$50,966,968
Gross Unrealized Depreciation	(7,410,759)

Net Unrealized Appreciation	$43,556,209

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Mutual Funds	$513,622,326	$–	$–	$513,622,326
Total Investments, at fair value	$513,622,326	$–	$–	$513,622,326

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$1,736,577	$109,800	$(409,372)	$69,353	$1,506,358	$-	$(14,159)	$-
Voya Euro STOXX 50® Index Portfolio - Class I	6,051,484	2,229,518	(137,538)	(158,912)	7,984,552	-	(6,230)	-
Voya FTSE 100 Index® Portfolio - Class I	5,107,301	783,508	(1,092,448)	(17,588)	4,780,773	-	(99,023)	-
Voya Hang Seng Index Portfolio - Class I	612,330	448,180	(13,397)	(21,495)	1,025,618	-	(266)	-
Voya Japan TOPIX Index® Portfolio - Class I	5,537,098	559,267	(770,333)	(283,931)	5,042,101	-	3,710	-
Voya RussellTM Mid Cap Index Portfolio - Class I	28,810,595	3,967,300	(2,769,330)	839,803	30,848,368	-	90,729	-
Voya U.S. Bond Index Portfolio - Class I	254,113,293	18,810,348	(13,113,422)	7,715,809	267,526,028	-	(21,667)	-
Voya U.S. Stock Index Portfolio - Class I	96,711,531	10,891,034	(6,931,820)	1,786,951	102,457,696	-	41,975	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	87,919,791	5,429,192	(4,471,104)	3,572,953	92,450,832	-	(319,502)	-
	$486,600,000	$43,228,147	$(29,708,764)	$13,502,943	$513,622,326	$-	$(324,433)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
6,148,933	Voya Australia Index Portfolio - Class I	$49,867,846	1.4
22,941,141	Voya Emerging Markets Index Portfolio - Class I	214,729,080	6.0
28,005,909	Voya Euro STOXX 50® Index Portfolio - Class I	264,095,726	7.4
16,815,462	Voya FTSE 100 Index® Portfolio - Class I	157,897,188	4.4
2,680,089	Voya Hang Seng Index Portfolio - Class I	33,903,128	1.0
16,222,207	Voya Japan TOPIX Index® Portfolio - Class I	166,764,286	4.7
34,247,812	Voya RussellTM Mid Cap Index Portfolio - Class I	536,663,217	15.1
7,652,172	Voya RussellTM Small Cap Index Portfolio - Class I	107,513,012	3.0
82,564,151	Voya U.S. Bond Index Portfolio - Class I	894,995,397	25.1
84,446,836	Voya U.S. Stock Index Portfolio - Class I	1,140,876,755	32.0

	Total Mutual Funds
	(Cost $3,385,969,376)	3,567,305,635	100.1

	Liabilities in Excess of Other Assets	(2,257,884)	(0.1)
	Net Assets	$3,565,047,751	100.0

Cost for federal income tax purposes is $3,414,872,564.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$255,194,634
Gross Unrealized Depreciation	(102,761,563)

Net Unrealized Appreciation	$152,433,071

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Mutual Funds	$3,567,305,635	$–	$–	$3,567,305,635
Total Investments, at fair value	$3,567,305,635	$–	$–	$3,567,305,635

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$62,928,463	$2,883	$(17,780,930)	$4,717,430	$49,867,846	$-	$(3,346,684)	$-
Voya Emerging Markets Index Portfolio - Class I	210,397,399	14,991,519	(30,197,331)	19,537,493	214,729,080	-	(6,512,786)	-
Voya Euro STOXX 50® Index Portfolio - Class I	218,640,910	60,799,844	(7,847,168)	(7,497,860)	264,095,726	-	541,601	-
Voya FTSE 100 Index® Portfolio - Class I	184,189,178	9,151,940	(40,596,235)	5,152,305	157,897,188	-	(10,148,740)	-
Voya Hang Seng Index Portfolio - Class I	22,203,233	13,494,364	(741,348)	(1,053,121)	33,903,128	-	104,088	-
Voya Japan TOPIX Index® Portfolio - Class I	199,738,239	337,520	(21,827,541)	(11,483,932)	166,764,286	-	1,018,442	-
Voya RussellTM Mid Cap Index Portfolio - Class I	547,623,491	19,946,923	(24,480,221)	(6,426,976)	536,663,217	-	18,461,259	-
Voya RussellTM Small Cap Index Portfolio - Class I	109,780,661	6,440,974	(6,472,759)	(2,235,864)	107,513,012	-	909,503	-
Voya U.S. Bond Index Portfolio - Class I	928,182,858	49,185,352	(112,008,093)	29,635,280	894,995,397	-	(3,184,662)	-
Voya U.S. Stock Index Portfolio - Class I	1,177,337,767	13,471,372	(47,946,982)	(1,985,402)	1,140,876,755	-	15,249,720	-
	$3,661,022,199	$187,822,691	$(309,898,608)	$28,359,353	$3,567,305,635	$-	$13,091,741	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
3,390,053	Voya Australia Index Portfolio - Class I	$27,493,327	1.1
13,343,255	Voya Emerging Markets Index Portfolio - Class I	124,892,867	5.0
15,431,918	Voya Euro STOXX 50® Index Portfolio - Class I	145,522,985	5.9
9,262,141	Voya FTSE 100 Index® Portfolio - Class I	86,971,504	3.5
1,476,748	Voya Hang Seng Index Portfolio - Class I	18,680,857	0.8
8,937,562	Voya Japan TOPIX Index® Portfolio - Class I	91,878,142	3.7
20,716,297	Voya RussellTM Mid Cap Index Portfolio - Class I	324,624,375	13.0
5,340,930	Voya RussellTM Small Cap Index Portfolio - Class I	75,040,066	3.0
80,676,882	Voya U.S. Bond Index Portfolio - Class I	874,537,399	35.1
53,413,128	Voya U.S. Stock Index Portfolio - Class I	721,611,359	29.0

	Total Mutual Funds
	(Cost $2,387,515,275)	2,491,252,881	100.1

	Liabilities in Excess of Other Assets	(1,519,434)	(0.1)
	Net Assets	$2,489,733,447	100.0

Cost for federal income tax purposes is $2,403,389,706.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$143,599,845
Gross Unrealized Depreciation	(55,736,670)

Net Unrealized Appreciation	$87,863,175

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Mutual Funds	$2,491,252,881	$–	$–	$2,491,252,881
Total Investments, at fair value	$2,491,252,881	$–	$–	$2,491,252,881

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$34,485,481	$88	$(8,857,303)	$1,865,061	$27,493,327	$-	$(1,079,734)	$-
Voya Emerging Markets Index Portfolio - Class I	121,601,351	10,100,031	(18,459,159)	11,650,644	124,892,867	-	(3,948,116)	-
Voya Euro STOXX 50® Index Portfolio - Class I	119,743,234	34,017,186	(4,095,422)	(4,142,013)	145,522,985	-	379,375	-
Voya FTSE 100 Index® Portfolio - Class I	100,823,611	6,193,769	(21,458,053)	1,412,177	86,971,504	-	(4,120,789)	-
Voya Hang Seng Index Portfolio - Class I	12,169,041	7,476,204	(433,187)	(531,201)	18,680,857	-	19,007	-
Voya Japan TOPIX Index® Portfolio - Class I	109,327,220	1,393,468	(12,318,535)	(6,524,011)	91,878,142	-	800,845	-
Voya RussellTM Mid Cap Index Portfolio - Class I	329,173,347	15,709,620	(15,902,913)	(4,355,679)	324,624,375	-	11,944,200	-
Voya RussellTM Small Cap Index Portfolio - Class I	76,143,521	5,322,979	(4,842,647)	(1,583,787)	75,040,066	-	732,389	-
Voya U.S. Bond Index Portfolio - Class I	901,819,498	42,123,241	(95,871,842)	26,466,502	874,537,399	-	(587,645)	-
Voya U.S. Stock Index Portfolio - Class I	739,983,940	16,796,004	(36,840,713)	1,672,128	721,611,359	-	7,227,103	-
	$2,545,270,244	$139,132,590	$(219,079,774)	$25,929,821	$2,491,252,881	$-	$11,366,635	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
1,505,696	Voya Australia Index Portfolio - Class I	$12,211,197	0.9
5,939,570	Voya Emerging Markets Index Portfolio - Class I	55,594,372	4.0
6,865,649	Voya Euro STOXX 50® Index Portfolio - Class I	64,743,066	4.7
4,128,320	Voya FTSE 100 Index® Portfolio - Class I	38,764,920	2.8
657,337	Voya Hang Seng Index Portfolio - Class I	8,315,317	0.6
3,977,517	Voya Japan TOPIX Index® Portfolio - Class I	40,888,873	3.0
8,866,879	Voya RussellTM Mid Cap Index Portfolio - Class I	138,943,991	10.0
1,981,231	Voya RussellTM Small Cap Index Portfolio - Class I	27,836,289	2.0
53,868,577	Voya U.S. Bond Index Portfolio - Class I	583,935,372	42.1
22,545,463	Voya U.S. Stock Index Portfolio - Class I	304,589,199	22.0
11,651,942	VY® BlackRock Inflation Protected Bond Portfolio - Class I	111,043,007	8.0

	Total Mutual Funds
	(Cost $1,346,853,686)	1,386,865,603	100.1

	Liabilities in Excess of Other Assets	(784,530)	(0.1)
	Net Assets	$1,386,081,073	100.0

Cost for federal income tax purposes is $1,356,564,069.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$62,359,918
Gross Unrealized Depreciation	(32,058,384)

Net Unrealized Appreciation	$30,301,534

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Mutual Funds	$1,386,865,603	$–	$–	$1,386,865,603
Total Investments, at fair value	$1,386,865,603	$–	$–	$1,386,865,603

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$15,155,902	$19,206	$(3,568,976)	$605,065	$12,211,197	$-	$(233,853)	$-
Voya Emerging Markets Index Portfolio - Class I	53,650,839	5,443,872	(8,899,021)	5,398,682	55,594,372	-	(1,876,125)	-
Voya Euro STOXX 50® Index Portfolio - Class I	52,778,896	15,531,223	(1,575,843)	(1,991,210)	64,743,066	-	369,792	-
Voya FTSE 100 Index® Portfolio - Class I	44,539,270	3,549,958	(10,146,416)	822,108	38,764,920	-	(1,995,106)	-
Voya Hang Seng Index Portfolio - Class I	5,340,926	3,389,101	(192,233)	(222,477)	8,315,317	-	3,428	-
Voya Japan TOPIX Index® Portfolio - Class I	48,320,800	1,453,512	(5,926,276)	(2,959,163)	40,888,873	-	438,776	-
Voya RussellTM Mid Cap Index Portfolio - Class I	139,645,437	9,136,948	(10,576,650)	738,256	138,943,991	-	2,723,791	-
Voya RussellTM Small Cap Index Portfolio - Class I	27,993,889	2,453,093	(2,204,298)	(406,395)	27,836,289	-	136,512	-
Voya U.S. Bond Index Portfolio - Class I	597,213,759	23,030,598	(54,054,563)	17,745,578	583,935,372	-	(440,867)	-
Voya U.S. Stock Index Portfolio - Class I	309,435,714	12,608,052	(17,963,909)	509,342	304,589,199	-	3,602,015	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	113,688,760	3,089,410	(11,568,626)	5,833,463	111,043,007	-	(1,871,772)	-
	$1,407,764,192	$79,704,973	$(126,676,811)	$26,073,249	$1,386,865,603	$-	$856,591	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 12.8%
17,918		Advance Auto Parts, Inc.	$2,872,972	0.1
94,347		Amazon.com, Inc.	56,008,153	1.3
18,080		Autonation, Inc.	843,974	0.0
7,382		Autozone, Inc.	5,881,166	0.1
39,975		Bed Bath & Beyond, Inc.	1,984,359	0.0
68,845		Best Buy Co., Inc.	2,233,332	0.1
53,428		BorgWarner, Inc.	2,051,635	0.0
54,377		Cablevision Systems Corp.	1,794,441	0.0
47,830		Carmax, Inc.	2,444,113	0.1
110,121		Carnival Corp.	5,811,085	0.1
103,077		CBS Corp. - Class B	5,678,512	0.1
7,342		Chipotle Mexican Grill, Inc.	3,457,862	0.1
67,859		Coach, Inc.	2,720,467	0.1
594,527		Comcast Corp. – Class A	36,313,709	0.8
28,203		Darden Restaurants, Inc.	1,869,859	0.0
67,820		Delphi Automotive PLC	5,087,856	0.1
36,678		Discovery Communications, Inc. - Class A	1,050,091	0.0
58,156		Discovery Communications, Inc. - Class C	1,570,212	0.0
71,095		Dollar General Corp.	6,085,732	0.1
57,376		Dollar Tree, Inc.	4,731,225	0.1
80,419		D.R. Horton, Inc.	2,431,066	0.1
28,955		Expedia, Inc.	3,121,928	0.1
952,693		Ford Motor Co.	12,861,356	0.3
25,578	L	GameStop Corp.	811,590	0.0
55,298		Gap, Inc.	1,625,761	0.0
28,744		Garmin Ltd.	1,148,610	0.0
343,451		General Motors Co.	10,794,665	0.2
36,537		Genuine Parts Co.	3,630,316	0.1
65,256		Goodyear Tire & Rubber Co.	2,152,143	0.1
57,658		H&R Block, Inc.	1,523,324	0.0
95,711		Hanesbrands, Inc.	2,712,450	0.1
44,970		Harley-Davidson, Inc.	2,308,310	0.1
17,385		Harman International Industries, Inc.	1,547,960	0.0
27,446		Hasbro, Inc.	2,198,425	0.1
309,825		Home Depot, Inc.	41,339,950	0.9
98,267		Interpublic Group of Cos., Inc.	2,255,228	0.1
158,406		Johnson Controls, Inc.	6,173,082	0.1
46,386		Kohl's Corp.	2,162,051	0.1
62,240		L Brands, Inc.	5,465,294	0.1
33,159		Leggett & Platt, Inc.	1,604,896	0.0
44,013		Lennar Corp. - Class A	2,128,469	0.1
223,619		Lowe's Cos, Inc.	16,939,139	0.4
75,827		Macy's, Inc.	3,343,212	0.1
46,457	L	Marriott International, Inc.	3,306,809	0.1
83,086		Mattel, Inc.	2,793,351	0.1
220,321		McDonald's Corp.	27,689,943	0.6
64,830		McGraw-Hill Cos., Inc.	6,416,873	0.1
43,847		Michael Kors Holdings Ltd.	2,497,525	0.1
15,543		Mohawk Industries, Inc.	2,967,159	0.1
104,608		Netflix, Inc.	10,694,076	0.2
65,295	L	Newell Rubbermaid, Inc.	2,891,916	0.1
92,855		News Corp - Class A	1,185,758	0.0
26,343		News Corp - Class B	349,045	0.0
329,867		Nike, Inc.	20,276,924	0.5
31,374		Nordstrom, Inc.	1,794,907	0.0
58,548		Omnicom Group, Inc.	4,872,950	0.1
23,750		O'Reilly Automotive, Inc.	6,499,425	0.1
12,125		Priceline.com, Inc.	15,628,640	0.4
77,641		Pulte Group, Inc.	1,452,663	0.0
20,025		PVH Corp.	1,983,677	0.0
14,206		Ralph Lauren Corp.	1,367,470	0.0
98,969		Ross Stores, Inc.	5,730,305	0.1
41,440		Royal Caribbean Cruises Ltd.	3,404,296	0.1
23,182		Scripps Networks Interactive - Class A	1,518,421	0.0
19,435		Signet Jewelers Ltd.	2,410,523	0.1
157,800		Staples, Inc.	1,740,534	0.0
361,195		Starbucks Corp.	21,563,342	0.5
41,239		Starwood Hotels & Resorts Worldwide, Inc.	3,440,570	0.1
147,163		Target Corp.	12,108,572	0.3
53,692		TEGNA, Inc.	1,259,614	0.0
27,258		Tiffany & Co.	2,000,192	0.0
69,222		Time Warner Cable, Inc.	14,164,206	0.3
193,086		Time Warner, Inc.	14,008,389	0.3
163,609		TJX Cos., Inc.	12,818,765	0.3
32,682		Tractor Supply Co.	2,956,414	0.1
27,838		TripAdvisor, Inc.	1,851,227	0.0
273,553		Twenty-First Century Fox, Inc. - Class A	7,626,658	0.2
105,371		Twenty-First Century Fox, Inc. - Class B	2,971,462	0.1
44,389		Under Armour, Inc.	3,765,519	0.1
21,216		Urban Outfitters, Inc.	702,037	0.0
82,982		VF Corp.	5,373,914	0.1
84,662		Viacom, Inc. - Class B	3,494,847	0.1
366,802		Walt Disney Co.	36,427,107	0.8
18,873		Whirlpool Corp.	3,403,557	0.1
27,493		Wyndham Worldwide Corp.	2,101,290	0.1
19,892	L	Wynn Resorts Ltd.	1,858,510	0.0
99,875		Yum! Brands, Inc.	8,174,769	0.2
			572,314,131	12.8

		Consumer Staples: 10.2%
478,449		Altria Group, Inc.	29,979,614	0.7
145,478		Archer-Daniels-Midland Co.	5,282,306	0.1
24,559		Brown-Forman Corp. - Class B	2,418,325	0.0
43,942		Campbell Soup Co.	2,803,060	0.1
31,701		Church & Dwight Co., Inc.	2,922,198	0.1
31,632		Clorox Co.	3,987,530	0.1
952,177		Coca-Cola Co.	44,171,491	1.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
51,109		Coca-Cola Enterprises, Inc.	$2,593,271	0.1
218,154		Colgate-Palmolive Co.	15,412,580	0.3
106,086		ConAgra Foods, Inc.	4,733,557	0.1
42,981		Constellation Brands, Inc.	6,493,999	0.1
107,466		Costco Wholesale Corp.	16,934,492	0.4
268,432		CVS Health Corp.	27,844,451	0.6
45,782		Dr Pepper Snapple Group, Inc.	4,093,826	0.1
54,229		Estee Lauder Cos., Inc.	5,114,337	0.1
144,993		General Mills, Inc.	9,185,307	0.2
35,049		Hershey Co.	3,227,662	0.1
66,042		Hormel Foods Corp.	2,855,656	0.1
29,247		JM Smucker Co.	3,797,430	0.1
61,625		Kellogg Co.	4,717,394	0.1
88,191		Kimberly-Clark Corp.	11,862,571	0.3
145,298		Kraft Heinz Co.	11,414,611	0.3
238,188		Kroger Co.	9,110,691	0.2
28,193		McCormick & Co., Inc.	2,804,640	0.1
45,563		Mead Johnson Nutrition Co.	3,871,488	0.1
44,921		Molson Coors Brewing Co.	4,320,502	0.1
383,373		Mondelez International, Inc.	15,380,925	0.3
36,694		Monster Beverage Corp.	4,894,246	0.1
353,207		PepsiCo, Inc.	36,196,653	0.8
378,605		Philip Morris International, Inc.	37,144,937	0.8
648,192		Procter & Gamble Co.	53,352,684	1.2
202,299		Reynolds American, Inc.	10,177,663	0.2
128,311		Sysco Corp.	5,995,973	0.1
71,622		Tyson Foods, Inc.	4,774,323	0.1
210,886		Walgreens Boots Alliance, Inc.	17,765,037	0.4
383,390		Wal-Mart Stores, Inc.	26,258,381	0.6
79,325		Whole Foods Market, Inc.	2,467,801	0.0
			456,361,612	10.2

		Energy: 6.6%
124,245		Anadarko Petroleum Corp.	5,786,090	0.1
92,443		Apache Corp.	4,512,143	0.1
106,996		Baker Hughes, Inc.	4,689,635	0.1
111,934		Cabot Oil & Gas Corp.	2,542,021	0.1
46,820		Cameron International Corp.	3,139,281	0.1
126,439	L	Chesapeake Energy Corp.	520,929	0.0
460,176		Chevron Corp.	43,900,790	1.0
23,171		Cimarex Energy Co.	2,253,843	0.0
97,707		Columbia Pipeline Group, Inc.	2,452,446	0.0
31,557		Concho Resources, Inc./Midland TX	3,188,519	0.1
302,084		ConocoPhillips	12,164,923	0.3
124,699		Devon Energy Corp.	3,421,741	0.1
15,753		Diamond Offshore Drilling	342,313	0.0
134,372		EOG Resources, Inc.	9,752,720	0.2
39,019		EQT Corp.	2,624,418	0.1
1,014,785		Exxon Mobil Corp.	84,825,878	1.9
55,448		FMC Technologies, Inc.	1,517,057	0.0
209,748		Halliburton Co.	7,492,199	0.2
26,395		Helmerich & Payne, Inc.	1,549,914	0.0
64,708		Hess Corp.	3,406,876	0.1
447,156		Kinder Morgan, Inc.	7,986,206	0.2
206,155		Marathon Oil Corp.	2,296,567	0.0
129,325		Marathon Petroleum Corp.	4,808,303	0.1
39,517	L	Murphy Oil Corp.	995,433	0.0
91,833		National Oilwell Varco, Inc.	2,856,006	0.1
48,417		Newfield Exploration Co.	1,609,865	0.0
104,794		Noble Energy, Inc.	3,291,579	0.1
186,657		Occidental Petroleum Corp.	12,772,938	0.3
51,315		Oneok, Inc.	1,532,266	0.0
114,715		Phillips 66	9,933,172	0.2
39,897		Pioneer Natural Resources Co.	5,615,104	0.1
41,441	L	Range Resources Corp.	1,341,860	0.0
306,244		Schlumberger Ltd.	22,585,495	0.5
95,220	L	Southwestern Energy Co.	768,425	0.0
164,091		Spectra Energy Corp.	5,021,185	0.1
29,153		Tesoro Corp.	2,507,449	0.1
83,638	L	Transocean Ltd.	764,451	0.0
114,948		Valero Energy Corp.	7,372,765	0.2
166,794		Williams Cos., Inc.	2,680,380	0.1
			296,823,185	6.6

		Financials: 15.2%
13,194		Affiliated Managers Group, Inc.	2,142,706	0.0
102,634		Aflac, Inc.	6,480,311	0.1
280,884		American International Group, Inc.	15,181,780	0.3
92,443		Allstate Corp.	6,227,885	0.1
200,242		American Express Co.	12,294,859	0.3
103,586		American Tower Corp.	10,604,099	0.2
41,291		Ameriprise Financial, Inc.	3,881,767	0.1
65,999		Aon PLC	6,893,596	0.2
38,268		Apartment Investment & Management Co.	1,600,368	0.0
15,830		Assurant, Inc.	1,221,285	0.0
33,479		AvalonBay Communities, Inc.	6,367,706	0.1
2,523,213		Bank of America Corp.	34,113,840	0.8
262,888		Bank of New York Mellon Corp.	9,682,165	0.2
190,715		BB&T Corp.	6,345,088	0.1
457,829		Berkshire Hathaway, Inc. – Class B	64,956,779	1.5
30,848		Blackrock, Inc.	10,505,903	0.2
37,533		Boston Properties, Inc.	4,769,694	0.1
128,873		Capital One Financial Corp.	8,932,188	0.2
71,059		CBRE Group, Inc.	2,047,920	0.0
293,647		Charles Schwab Corp.	8,227,989	0.2
112,615		Chubb Ltd.	13,418,077	0.3

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
36,143		Cincinnati Financial Corp.	$2,362,306	0.1
720,415		Citigroup, Inc.	30,077,326	0.7
128,979		Citizens Financial Group, Inc.	2,702,110	0.1
82,696		CME Group, Inc.	7,942,951	0.2
42,734		Comerica, Inc.	1,618,337	0.0
81,562		Crown Castle International Corp.	7,055,113	0.2
101,216		Discover Financial Services	5,153,919	0.1
69,084		E*Trade Financial Corp.	1,691,867	0.0
16,837		Equinix, Inc.	5,568,164	0.1
89,228		Equity Residential	6,694,777	0.1
15,985		Essex Property Trust, Inc.	3,738,252	0.1
30,559		Extra Space Storage, Inc.	2,856,044	0.1
17,025		Federal Realty Investment Trust	2,656,751	0.1
191,394		Fifth Third Bancorp	3,194,366	0.1
91,238		Franklin Resources, Inc.	3,562,844	0.1
142,314		General Growth Properties, Inc.	4,230,995	0.1
95,983		Goldman Sachs Group, Inc.	15,067,411	0.3
96,934		Hartford Financial Services Group, Inc.	4,466,719	0.1
113,760		HCP, Inc.	3,706,301	0.1
183,830		Host Hotels & Resorts, Inc.	3,069,961	0.1
194,276		Huntington Bancshares, Inc.	1,853,393	0.0
29,052		Intercontinental Exchange, Inc.	6,831,287	0.2
101,758		Invesco Ltd.	3,131,094	0.1
47,034		Iron Mountain, Inc.	1,594,923	0.0
896,881		JPMorgan Chase & Co.	53,113,293	1.2
204,193		Keycorp	2,254,291	0.0
101,097		Kimco Realty Corp.	2,909,572	0.1
26,320		Legg Mason, Inc.	912,778	0.0
81,438		Leucadia National Corp.	1,316,852	0.0
58,882		Lincoln National Corp.	2,308,174	0.1
65,443		Loews Corp.	2,503,849	0.1
38,878		M&T Bank Corp.	4,315,458	0.1
30,980		Macerich Co.	2,454,855	0.1
127,370		Marsh & McLennan Cos., Inc.	7,742,822	0.2
267,986		Metlife, Inc.	11,775,305	0.3
41,436		Moody's Corp.	4,001,060	0.1
373,311		Morgan Stanley	9,336,508	0.2
28,034		Nasdaq, Inc.	1,860,897	0.0
83,773		Navient Corp.	1,002,763	0.0
52,599		Northern Trust Corp.	3,427,877	0.1
75,861		People's United Financial, Inc.	1,208,466	0.0
122,453		PNC Financial Services Group, Inc.	10,355,850	0.2
66,275		Principal Financial Group, Inc.	2,614,549	0.1
142,789		Progressive Corp.	5,017,605	0.1
128,236		ProLogis, Inc.	5,665,466	0.1
108,987		Prudential Financial, Inc.	7,871,041	0.2
35,990		Public Storage, Inc.	9,927,122	0.2
61,193		Realty Income Corp.	3,825,174	0.1
314,699		Regions Financial Corp.	2,470,387	0.1
75,610		Simon Property Group, Inc.	15,703,441	0.4
24,450		SL Green Realty Corp.	2,368,716	0.1
97,750		State Street Corp.	5,720,330	0.1
123,404		SunTrust Bank	4,452,416	0.1
203,758		Synchrony Financial	5,839,704	0.1
60,647		T. Rowe Price Group, Inc.	4,455,129	0.1
27,559		Torchmark Corp.	1,492,595	0.0
72,082		Travelers Cos., Inc.	8,412,690	0.2
65,278		UDR, Inc.	2,515,161	0.1
58,369		Unum Group	1,804,769	0.0
399,066		US Bancorp	16,198,089	0.4
82,124		Ventas, Inc.	5,170,527	0.1
43,317		Vornado Realty Trust	4,090,424	0.1
1,128,915		Wells Fargo & Co.	54,594,329	1.2
86,784		Welltower, Inc.	6,017,603	0.1
192,900		Weyerhaeuser Co.	5,976,042	0.1
33,765		Willis Towers Watson PLC	4,006,555	0.1
71,305		XL Group Plc	2,624,024	0.1
49,975		Zions Bancorp.	1,209,895	0.0
			679,567,669	15.2

		Health Care: 14.0%
360,008		Abbott Laboratories	15,059,135	0.3
393,729		AbbVie, Inc.	22,489,800	0.5
85,430		Aetna, Inc.	9,598,060	0.2
80,096		Agilent Technologies, Inc.	3,191,826	0.1
55,054		Alexion Pharmaceuticals, Inc.	7,664,618	0.2
96,448	@	Allergan plc	25,850,957	0.6
47,698		AmerisourceBergen Corp.	4,128,262	0.1
183,785		Amgen, Inc.	27,554,885	0.6
63,866		Anthem, Inc.	8,876,735	0.2
166,471		Baxalta, Inc.	6,725,428	0.1
133,881		Baxter International, Inc.	5,499,831	0.1
51,761		Becton Dickinson & Co.	7,858,355	0.2
53,436		Biogen, Inc.	13,910,459	0.3
329,488		Boston Scientific Corp.	6,197,669	0.1
407,956		Bristol-Myers Squibb Co.	26,060,229	0.6
80,477		Cardinal Health, Inc.	6,595,090	0.1
191,011		Celgene Corp.	19,118,291	0.4
41,529		Centene Corp.	2,556,941	0.1
73,949		Cerner Corp.	3,916,339	0.1
62,501		Cigna Corp.	8,577,637	0.2
18,019		CR Bard, Inc.	3,651,911	0.1
40,493		DaVita, Inc.	2,971,376	0.1
58,959		Dentsply Sirona, Inc.	3,633,643	0.1
52,441		Edwards Lifesciences Corp.	4,625,821	0.1
237,855		Eli Lilly & Co.	17,127,939	0.4
49,955		Endo International PLC	1,406,233	0.0
163,247		Express Scripts Holding Co.	11,213,436	0.3
334,009		Gilead Sciences, Inc.	30,682,067	0.7

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
74,692		HCA Holdings, Inc.	$5,829,711	0.1
20,024		Henry Schein, Inc.	3,456,743	0.1
60,339		Hologic, Inc.	2,081,695	0.0
36,240		Humana, Inc.	6,630,108	0.1
35,922		Illumina, Inc.	5,823,315	0.1
9,135		Intuitive Surgical, Inc.	5,490,592	0.1
674,289		Johnson & Johnson	72,958,070	1.6
24,852		Laboratory Corp. of America Holdings	2,910,915	0.1
27,349		Mallinckrodt PLC - W/I	1,675,947	0.0
55,859		McKesson Corp.	8,783,828	0.2
343,614		Medtronic PLC	25,771,050	0.6
678,174		Merck & Co., Inc.	35,882,186	0.8
100,722		Mylan NV	4,668,465	0.1
20,410		Patterson Cos., Inc.	949,677	0.0
26,829		PerkinElmer, Inc.	1,326,962	0.0
35,776		Perrigo Co. PLC	4,576,824	0.1
1,477,948		Pfizer, Inc.	43,806,379	1.0
34,886		Quest Diagnostics, Inc.	2,492,605	0.1
19,080		Regeneron Pharmaceuticals, Inc.	6,877,195	0.2
69,306		St. Jude Medical, Inc.	3,811,830	0.1
76,561		Stryker Corp.	8,214,230	0.2
24,077		Tenet Healthcare Corp.	696,548	0.0
96,833		Thermo Fisher Scientific, Inc.	13,710,584	0.3
232,311		UnitedHealth Group, Inc.	29,944,888	0.7
22,087		Universal Health Services, Inc.	2,754,691	0.1
23,338		Varian Medical Systems, Inc.	1,867,507	0.0
60,210		Vertex Pharmaceuticals, Inc.	4,786,093	0.1
19,856		Waters Corp.	2,619,404	0.1
43,730		Zimmer Biomet Holdings, Inc.	4,662,930	0.1
111,769		Zoetis, Inc.	4,954,720	0.1
			626,758,665	14.0

		Industrials: 10.0%
147,850		3M Co.	24,636,246	0.6
40,399		ADT Corp.	1,666,863	0.0
23,483		Allegion Public Ltd.	1,496,102	0.0
147,356		American Airlines Group, Inc.	6,043,070	0.1
57,558		Ametek, Inc.	2,876,749	0.1
152,179		Boeing Co.	19,317,602	0.4
142,299		Caterpillar, Inc.	10,891,565	0.2
35,004		CH Robinson Worldwide, Inc.	2,598,347	0.1
21,403		Cintas Corp.	1,922,203	0.0
235,360		CSX Corp.	6,060,520	0.1
39,616		Cummins, Inc.	4,355,383	0.1
146,087		Danaher Corp.	13,857,813	0.3
73,202		Deere & Co.	5,635,822	0.1
190,240		Delta Air Lines, Inc.	9,260,883	0.2
37,879		Dover Corp.	2,436,756	0.1
8,839		Dun & Bradstreet Corp.	911,124	0.0
112,139		Eaton Corp. PLC	7,015,416	0.2
157,155		Emerson Electric Co.	8,546,089	0.2
29,008		Equifax, Inc.	3,315,324	0.1
44,500		Expeditors International Washington, Inc.	2,172,045	0.0
70,505	L	Fastenal Co.	3,454,745	0.1
62,636		FedEx Corp.	10,192,130	0.2
31,785		Flowserve Corp.	1,411,572	0.0
33,947		Fluor Corp.	1,822,954	0.0
71,475		General Dynamics Corp.	9,389,671	0.2
2,280,065		General Electric Co.	72,483,266	1.6
187,995		Honeywell International, Inc.	21,064,840	0.5
80,003		Illinois Tool Works, Inc.	8,195,507	0.2
62,765		Ingersoll-Rand PLC - Class A	3,892,058	0.1
29,944		Jacobs Engineering Group, Inc.	1,304,061	0.0
21,771		JB Hunt Transport Services, Inc.	1,833,989	0.0
26,514		Kansas City Southern	2,265,621	0.1
19,017		L-3 Communications Holdings, Inc.	2,253,514	0.1
64,200		Lockheed Martin Corp.	14,220,300	0.3
81,601		Masco Corp.	2,566,351	0.1
88,431		Nielsen NV	4,656,776	0.1
72,870		Norfolk Southern Corp.	6,066,427	0.1
44,216		Northrop Grumman Corp.	8,750,346	0.2
85,860		Paccar, Inc.	4,695,683	0.1
33,015		Parker Hannifin Corp.	3,667,306	0.1
44,583		Pentair PLC	2,419,074	0.1
46,811		Pitney Bowes, Inc.	1,008,309	0.0
39,046		Quanta Services, Inc.	880,878	0.0
73,065		Raytheon Co.	8,959,961	0.2
58,149		Republic Services, Inc.	2,770,800	0.1
32,051		Robert Half International, Inc.	1,492,936	0.0
32,116		Rockwell Automation, Inc.	3,653,195	0.1
32,044		Rockwell Collins, Inc.	2,954,777	0.1
24,697		Roper Technologies, Inc.	4,513,871	0.1
13,073		Ryder System, Inc.	846,869	0.0
14,196		Snap-On, Inc.	2,228,630	0.1
155,922		Southwest Airlines Co.	6,985,306	0.2
37,226		Stanley Black & Decker, Inc.	3,916,547	0.1
20,768		Stericycle, Inc.	2,620,714	0.1
66,265		Textron, Inc.	2,416,022	0.1
103,762		Tyco International Plc	3,809,103	0.1
206,834		Union Pacific Corp.	16,453,645	0.4
87,846		United Continental Holdings, Inc.	5,258,462	0.1
168,656		United Parcel Service, Inc. - Class B	17,788,148	0.4
22,230		United Rentals, Inc.	1,382,484	0.0
190,087		United Technologies Corp.	19,027,709	0.4
37,777		Verisk Analytics, Inc.	3,019,138	0.1
101,279		Waste Management, Inc.	5,975,461	0.1
13,878	L	WW Grainger, Inc.	3,239,542	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
43,616		Xylem, Inc.	$1,783,894	0.0
			444,608,514	10.0

		Information Technology: 20.5%
153,440		Accenture PLC	17,706,976	0.4
123,929		Activision Blizzard, Inc.	4,193,757	0.1
121,774		Adobe Systems, Inc.	11,422,401	0.3
43,191		Akamai Technologies, Inc.	2,400,124	0.1
14,482		Alliance Data Systems Corp.	3,186,040	0.1
71,497		Alphabet, Inc. - Class A	54,545,061	1.2
72,617		Alphabet, Inc. - Class C	54,096,034	1.2
75,274		Amphenol Corp.	4,352,343	0.1
75,758		Analog Devices, Inc.	4,484,116	0.1
1,354,897		Apple, Inc.	147,670,224	3.3
276,309		Applied Materials, Inc.	5,852,225	0.1
55,061		Autodesk, Inc.	3,210,607	0.1
111,785		Automatic Data Processing, Inc.	10,028,232	0.2
90,611		Broadcom Ltd.	13,999,400	0.3
72,308		CA, Inc.	2,226,363	0.0
1,229,670		Cisco Systems, Inc.	35,008,705	0.8
37,628		Citrix Systems, Inc.	2,956,808	0.1
148,848		Cognizant Technology Solutions Corp.	9,332,770	0.2
271,938		Corning, Inc.	5,680,785	0.1
33,301		CSRA, Inc.	895,797	0.0
264,991		eBay, Inc.	6,322,685	0.1
75,585		Electronic Arts, Inc.	4,996,924	0.1
475,789		EMC Corp.	12,679,777	0.3
16,802		F5 Networks, Inc.	1,778,492	0.0
560,801		Facebook, Inc.	63,987,394	1.4
67,468		Fidelity National Information Services, Inc.	4,271,399	0.1
18,652		First Solar, Inc.	1,277,102	0.0
54,478		Fiserv, Inc.	5,588,353	0.1
33,615		Flir Systems, Inc.	1,107,614	0.0
30,461		Harris Corp.	2,371,693	0.1
419,467		Hewlett Packard Enterprise Co.	7,437,150	0.2
421,934		HP, Inc.	5,198,227	0.1
216,021		International Business Machines Corp.	32,716,380	0.7
1,154,376		Intel Corp.	37,344,064	0.8
62,758		Intuit, Inc.	6,527,460	0.1
86,016		Juniper Networks, Inc.	2,194,268	0.0
38,039		KLA-Tencor Corp.	2,769,620	0.1
38,828		Lam Research Corp.	3,207,193	0.1
58,488		Linear Technology Corp.	2,606,225	0.1
239,608		Mastercard, Inc.	22,642,956	0.5
49,729		Microchip Technology, Inc.	2,396,938	0.1
253,517		Micron Technology, Inc.	2,654,323	0.1
1,932,750		Microsoft Corp.	106,745,783	2.4
38,768		Motorola Solutions, Inc.	2,934,738	0.1
70,642		NetApp, Inc.	1,927,820	0.0
124,895		Nvidia Corp.	4,450,009	0.1
769,971		Oracle Corp.	31,499,514	0.7
78,500		Paychex, Inc.	4,239,785	0.1
271,889	@	PayPal Holdings, Inc.	10,494,915	0.2
31,549		Qorvo, Inc.	1,590,385	0.0
365,297		Qualcomm, Inc.	18,681,289	0.4
44,627		Red Hat, Inc.	3,325,158	0.1
154,108		Salesforce.com, Inc.	11,377,794	0.3
49,121		SanDisk Corp.	3,737,126	0.1
72,435	L	Seagate Technology	2,495,386	0.1
46,837		Skyworks Solutions, Inc.	3,648,602	0.1
159,380		Symantec Corp.	2,929,404	0.1
90,337		TE Connectivity Ltd.	5,593,667	0.1
32,501		Teradata Corp.	852,826	0.0
245,649		Texas Instruments, Inc.	14,105,166	0.3
41,180		Total System Services, Inc.	1,959,344	0.0
23,541	L	VeriSign, Inc.	2,084,320	0.0
468,967		Visa, Inc. - Class A	35,866,596	0.8
56,881		Western Digital Corp.	2,687,058	0.1
122,650		Western Union Co.	2,365,919	0.1
232,666		Xerox Corp.	2,596,553	0.1
62,445		Xilinx, Inc.	2,961,766	0.1
212,858		Yahoo!, Inc.	7,835,303	0.2
			914,311,231	20.5

		Materials: 2.8%
47,428		Air Products & Chemicals, Inc.	6,832,003	0.1
15,929		Airgas, Inc.	2,256,183	0.0
321,302	L	Alcoa, Inc.	3,078,073	0.1
21,854		Avery Dennison Corp.	1,575,892	0.0
34,630		Ball Corp.	2,468,773	0.1
56,958		CF Industries Holdings, Inc.	1,785,064	0.0
272,983		Dow Chemical Co.	13,883,915	0.3
36,121		Eastman Chemical Co.	2,609,020	0.1
65,100		Ecolab, Inc.	7,259,952	0.2
213,008		Du Pont E I de Nemours & Co.	13,487,667	0.3
32,661		FMC Corp.	1,318,525	0.0
305,908	L	Freeport-McMoRan, Inc.	3,163,089	0.1
19,517		International Flavors & Fragrances, Inc.	2,220,449	0.0
100,473		International Paper Co.	4,123,412	0.1
84,492		LyondellBasell Industries NV - Class A	7,230,825	0.2
15,721		Martin Marietta Materials, Inc.	2,507,657	0.1
107,607		Monsanto Co.	9,441,438	0.2
86,143		Mosaic Co.	2,325,861	0.0
129,309		Newmont Mining Corp.	3,437,033	0.1
77,694		Nucor Corp.	3,674,926	0.1
39,339		Owens-Illinois, Inc.	627,850	0.0
65,189		PPG Industries, Inc.	7,267,922	0.2
69,604		Praxair, Inc.	7,966,178	0.2
47,893		Sealed Air Corp.	2,299,343	0.0
19,166		Sherwin-Williams Co.	5,455,985	0.1
32,545		Vulcan Materials Co.	3,435,776	0.1
62,032		WestRock Co.	2,421,109	0.1
			124,153,920	2.8

		Telecommunication Services: 2.7%
1,503,135		AT&T, Inc.	58,877,798	1.3
132,899		CenturyLink, Inc.	4,247,452	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: (continued)
285,461	Frontier Communications Corp.	$1,595,727	0.0
70,632	Level 3 Communications, Inc.	3,732,901	0.1
995,501	Verizon Communications, Inc.	53,836,694	1.2
		122,290,572	2.7

	Utilities: 3.4%
161,216	AES Corp.	1,902,349	0.0
29,418	AGL Resources, Inc.	1,916,289	0.0
59,292	Ameren Corp.	2,970,529	0.1
119,996	American Electric Power Co., Inc.	7,967,734	0.2
43,499	American Water Works Co., Inc.	2,998,386	0.1
105,144	Centerpoint Energy, Inc.	2,199,612	0.1
67,730	CMS Energy Corp.	2,874,461	0.1
71,743	Consolidated Edison, Inc.	5,496,949	0.1
145,744	Dominion Resources, Inc.	10,948,289	0.2
43,858	DTE Energy Co.	3,976,166	0.1
168,216	Duke Energy Corp.	13,571,667	0.3
79,617	Edison International	5,723,666	0.1
43,618	Entergy Corp.	3,458,035	0.1
77,511	Eversource Energy	4,521,992	0.1
224,797	Exelon Corp.	8,061,220	0.2
103,526	FirstEnergy Corp.	3,723,830	0.1
112,555	NextEra Energy, Inc.	13,319,759	0.3
78,134	NiSource, Inc.	1,840,837	0.0
76,949	NRG Energy, Inc.	1,001,106	0.0
120,430	PG&E Corp.	7,192,080	0.2
27,126	Pinnacle West Capital Corp.	2,036,349	0.1
164,667	PPL Corp.	6,268,873	0.1
123,755	Public Service Enterprise Group, Inc.	5,833,811	0.1
34,924	SCANA Corp.	2,449,919	0.1
57,621	Sempra Energy	5,995,465	0.1
223,067	Southern Co.	11,539,256	0.3
57,547	TECO Energy, Inc.	1,584,269	0.0
77,135	WEC Energy Group, Inc.	4,633,499	0.1
124,028	Xcel Energy, Inc.	5,186,851	0.1
		151,193,248	3.4

	Total Common Stock
	(Cost $3,027,426,260)	4,388,382,747	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 0.5%
5,584,573	Bank of Montreal, Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $5,584,619, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $5,696,264, due 05/26/16-09/09/49)	5,584,573	0.1
5,914,135	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $5,914,188, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $6,032,418, due 04/01/16-02/20/61)	5,914,135	0.1
5,914,135	Daiwa Capital Markets, Repurchase Agreement dated 03/31/16, 0.36%, due 04/01/16 (Repurchase Amount $5,914,193, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $6,032,418, due 05/31/16-09/09/49)	5,914,135	0.1
5,914,135	HSBC Securities USA, Repurchase Agreement dated 03/31/16, 0.29%, due 04/01/16 (Repurchase Amount $5,914,182, collateralized by various U.S. Government Agency Obligations, 1.375%-6.500%, Market Value plus accrued interest $6,032,427, due 07/01/18-03/01/46)	5,914,135	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,574,421	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $1,574,437, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,609,092, due 04/15/18-01/15/29)	$1,574,421	0.1
		24,901,399	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
79,570,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $79,570,000)	79,570,000	1.8

	Total Short-Term Investments
	(Cost $104,471,399)	104,471,399	2.3

	Total Investments in Securities (Cost $3,131,897,659)	$4,492,854,146	100.5
	Liabilities in Excess of Other Assets	(22,479,664)	(0.5)
	Net Assets	$4,470,374,482	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $3,183,929,520.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,453,224,770
Gross Unrealized Depreciation	(144,300,144)

Net Unrealized Appreciation	$1,308,924,626

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$4,388,382,747	$–	$–	$4,388,382,747
Short-Term Investments	79,570,000	24,901,399	–	104,471,399
Total Investments, at fair value	$4,467,952,747	$24,901,399	$–	$4,492,854,146
Other Financial Instruments+
Futures	2,502,281	–	–	2,502,281
Total Assets	$4,470,455,028	$24,901,399	$–	$4,495,356,427

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2016, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	823	06/17/16	$84,419,225	$2,502,281
			$84,419,225	$2,502,281

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya U.S. Stock Index Portfolio as of March 31, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$2,502,281
Total Asset Derivatives		$2,502,281

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.6%
		Communications: 1.7%
2,500,000		Cisco Systems, Inc., 1.400%, 02/28/18	$2,523,268	0.4
2,530,000		Comcast Corp., 5.700%, 05/15/18	2,766,793	0.5
4,485,000	#	NBCUniversal Enterprise, Inc., 1.662%, 04/15/18	4,527,163	0.8
			9,817,224	1.7

		Consumer, Cyclical: 1.4%
4,350,000	#	American Honda Finance Corp., 1.600%, 02/16/18	4,377,970	0.7
960,000	#	Nissan Motor Acceptance Corp., 2.000%, 03/08/19	968,191	0.2
2,900,000		Toyota Motor Credit Corp., 1.550%, 07/13/18	2,927,768	0.5
			8,273,929	1.4

		Consumer, Non-cyclical: 7.6%
6,320,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	6,414,067	1.1
2,900,000		Coca-Cola Co, 1.650%, 11/01/18	2,955,558	0.5
5,700,000		Gilead Sciences, Inc., 1.850%, 09/04/18	5,803,404	1.0
1,595,000		Kimberly-Clark Corp., 1.400%, 02/15/19	1,611,052	0.3
4,835,000		Medtronic, Inc., 1.375%, 04/01/18	4,865,640	0.8
2,900,000		Merck & Co., Inc., 1.100%, 01/31/18	2,910,695	0.5
4,250,000		Pfizer, Inc., 1.500%, 06/15/18	4,304,366	0.7
4,300,000		Philip Morris International, Inc., 1.250%, 11/09/17	4,323,336	0.8
3,690,000		Philip Morris International, Inc., 1.375%, 02/25/19	3,704,026	0.6
2,900,000		Procter & Gamble Co, 1.600%, 11/15/18	2,942,885	0.5
1,400,000	#	Roche Holdings, Inc., 1.350%, 09/29/17	1,408,807	0.3
2,825,000		Sanofi, 1.250%, 04/10/18	2,841,023	0.5
			44,084,859	7.6

		Energy: 0.5%
2,880,000	#	Schlumberger Holdings Corp., 1.900%, 12/21/17	2,873,883	0.5

		Financial: 8.9%
5,700,000	#	AIG Global Funding, 1.650%, 12/15/17	5,693,804	1.0
4,250,000		Bank of America NA, 2.050%, 12/07/18	4,283,992	0.7
5,800,000		Bank of New York Mellon Corp., 1.350%, 03/06/18	5,810,376	1.0
2,500,000		Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	2,511,205	0.4
5,700,000		Branch Banking & Trust Co., 2.300%, 10/15/18	5,802,726	1.0
2,900,000		HSBC USA, Inc., 1.625%, 01/16/18	2,895,175	0.5
5,700,000		JPMorgan Chase & Co., 2.350%, 01/28/19	5,808,482	1.0
5,700,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	5,710,043	1.0
5,700,000		US Bancorp, 1.950%, 11/15/18	5,792,847	1.0
5,765,000		Visa, Inc., 1.200%, 12/14/17	5,800,910	1.0
1,700,000		Wells Fargo & Co., 2.150%, 01/15/19	1,731,521	0.3
			51,841,081	8.9

		Industrial: 0.6%
1,300,000		General Electric Co., 1.625%, 04/02/18	1,316,541	0.2
1,935,000	#	Siemens Financieringsmaatschappij NV, 1.450%, 05/25/18	1,944,404	0.4
			3,260,945	0.6

		Technology: 1.7%
5,050,000		Apple, Inc., 1.700%, 02/22/19	5,130,143	0.9
5,000,000		Oracle Corp., 1.200%, 10/15/17	5,029,095	0.8
			10,159,238	1.7

		Utilities: 1.2%
3,700,000		Duke Energy Carolinas LLC, 7.000%, 11/15/18	4,227,450	0.7
2,600,000		Virginia Electric & Power Co., 5.950%, 09/15/17	2,772,934	0.5
			7,000,384	1.2

	Total Corporate Bonds/Notes
	(Cost $136,485,262)		137,311,543	23.6

U.S. TREASURY OBLIGATIONS: 53.8%
		Treasury Inflation Indexed Protected Securities: 53.8%
7,361,149		0.125%, due 04/15/20	7,505,273	1.3
9,468,837		0.125%, due 07/15/24	9,514,827	1.6
1,015,264		0.250%, due 01/15/25	1,025,006	0.2
16,492,248		0.375%, due 07/15/23	17,011,605	2.9
6,154,086		0.375%, due 07/15/25	6,294,437	1.1
20,749,086		0.625%, due 01/15/24	21,632,541	3.7
8,978,854		0.625%, due 01/15/26	9,384,156	1.6
2,484,566		0.625%, due 02/15/43	2,339,326	0.4
19,889,351		0.750%, due 02/15/42	19,359,996	3.3
3,229,549		0.750%, due 02/15/45	3,133,628	0.5
2,249,623		1.000%, due 02/15/46	2,351,013	0.4
2,521,044		1.375%, due 02/15/44	2,829,723	0.5
25,302,309		1.750%, due 01/15/28	29,380,156	5.0
18,621,252		2.000%, due 01/15/26	21,831,724	3.8
11,297,045		2.125%, due 02/15/40	14,464,262	2.5
14,751,782		2.125%, due 02/15/41	19,035,847	3.3
27,627,888		2.375%, due 01/15/25	32,940,316	5.7
18,270,490		2.375%, due 01/15/27	22,347,458	3.8
7,294,003		2.500%, due 01/15/29	9,176,767	1.6

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
			Treasury Inflation Indexed Protected Securities: (continued)
	3,009,839	3.375%, due 04/15/32	$4,364,814	0.8
	18,756,764	3.625%, due 04/15/28	25,867,603	4.4
	22,003,478	3.875%, due 04/15/29	31,550,919	5.4

		Total U.S. Treasury Obligations
		(Cost $309,608,559)	313,341,397	53.8

FOREIGN GOVERNMENT BONDS: 5.7%
EUR	2,920,042	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.750%, 04/15/18	3,451,418	0.6
EUR	6,867,680	Deutsche Bundesrepublik Inflation Linked Bond, 0.100%, 04/15/23	8,397,409	1.5
EUR	11,451	Deutsche Bundesrepublik Inflation Linked Bond, 1.500%, 04/15/16	13,044	0.0
EUR	605,900	Hellenic Republic Government Bond, 24.930%, 10/15/42	2,013	0.0
EUR	866,666	# Italy Buoni Poliennali Del Tesoro, 1.250%, 09/15/32	1,049,514	0.2
EUR	31,643	Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/16	36,810	0.0
EUR	2,726,568	# Italy Buoni Poliennali Del Tesoro, 2.350%, 09/15/24	3,626,748	0.6
EUR	946,923	Italy Buoni Poliennali Del Tesoro, 2.550%, 09/15/41	1,408,840	0.2
EUR	3,468,558	Italy Buoni Poliennali Del Tesoro, 2.600%, 09/15/23	4,675,672	0.8
NZD	7,848,000	New Zealand Government Bond, 3.000%, 09/20/30	6,200,357	1.1
EUR	3,507,399	# Spain Government Inflation Linked Bond, 0.550%, 11/30/19	4,142,522	0.7

		Total Foreign Government Bonds
		(Cost $33,417,338)	33,004,347	5.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.5%
		Federal Home Loan Bank: 1.7%
	2,395,000	2.125%, due 03/10/23	2,459,464	0.4
	6,955,000	2.875%, due 09/13/24	7,411,144	1.3
			9,870,608	1.7

		Federal Home Loan Mortgage Corporation: 4.0%##
	8,270,000	1.250%, due 10/02/19	8,311,706	1.4
	1,515,000	1.375%, due 05/01/20	1,528,188	0.3
	12,960,000	2.375%, due 01/13/22	13,616,411	2.3
			23,456,305	4.0

		Federal National Mortgage Association: 5.8%##
	22,885,000	1.750%, due 09/12/19	23,469,712	4.0
	10,140,000	1.875%, due 12/28/20	10,413,455	1.8
			33,883,167	5.8

		Other U.S. Agency Obligations: 2.0%
	11,230,000	1.300%, due 12/14/18	11,350,992	2.0

		Total U.S. Government Agency Obligations
		(Cost $76,848,642)	78,561,072	13.5

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.5%
		Exchange-Traded Options: 0.0%
72	@	Euro-Bund, Strike @ 158.500, Exp. 05/26/16	13,109	0.0
175	@	U.S. Treasury 10-Year Note, Strike @ 129.500, Exp. 04/22/16	194,141	0.0
104	@	U.S. Treasury Long Bond, Strike @ 160.000, Exp. 04/22/16	27,626	0.0
			234,876	0.0

		Options on Currencies: 0.2%
7,610,000	@	Call AUD vs. Put USD, Strike @ 0.770, Exp. 04/14/16 Counterparty: JPMorgan Chase & Co.	44,679	0.0
5,085,000	@	Call EUR vs. Put GBP, Strike @ 0.790, Exp. 04/14/16 Counterparty: Deutsche Bank AG	50,252	0.0
5,140,000	@	Call EUR vs. Put USD, Strike @ 1.155, Exp. 04/28/16 Counterparty: Deutsche Bank AG	25,792	0.0
3,800,000	@	Call GBP vs. Put JPY, Strike @ 188.500, Exp. 05/12/16 Counterparty: Barclays Bank PLC	197	0.0
8,330,000	@	Call NZD vs. Put USD, Strike @ 0.695, Exp. 04/04/16 Counterparty: BNP Paribas Bank	15,464	0.0
7,650,000	@	Put AUD vs. Call NOK, Strike @ 6.240, Exp. 06/29/16 Counterparty: UBS AG	102,022	0.0
7,610,000	@	Put AUD vs. Call USD, Strike @ 0.738, Exp. 04/14/16 Counterparty: JPMorgan Chase & Co.	5,873	0.0
13,630,000	@	Put CHF vs. Call NOK, Strike @ 7.720, Exp. 08/02/16 Counterparty: Deutsche Bank AG	26,038	0.0
5,085,000	@	Put EUR vs. Call GBP, Strike @ 0.765, Exp. 04/14/16 Counterparty: Deutsche Bank AG	1,064	0.0
5,305,000	@	Put EUR vs. Call MXN, Strike @ 18.500, Exp. 04/08/16 Counterparty: Deutsche Bank AG	195	0.0

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
		Options on Currencies: (continued)
5,165,000	@	Put EUR vs. Call USD, Strike @ 1.070, Exp. 04/01/16 Counterparty: Citigroup, Inc.	$–	–
10,335,000	@	Put EUR vs. Call USD, Strike @ 1.105, Exp. 07/08/16 Counterparty: BNP Paribas Bank	122,693	0.1
5,140,000	@	Put EUR vs. Call USD, Strike @ 1.110, Exp. 04/28/16 Counterparty: Deutsche Bank AG	11,042	0.0
5,700,000	@	Put GBP vs. Call JPY, Strike @ 157.000, Exp. 05/12/16 Counterparty: Barclays Bank PLC	61,659	0.0
3,800,000	@	Put GBP vs. Call JPY, Strike @ 175.000, Exp. 05/12/16 Counterparty: Deutsche Bank AG	460,506	0.1
4,255,000	@	Put GBP vs. Call USD, Strike @ 1.375, Exp. 04/01/16 Counterparty: Deutsche Bank AG	–	–
8,330,000	@	Put NZD vs. Call USD, Strike @ 0.630, Exp. 04/04/16 Counterparty: BNP Paribas Bank	–	–
8,330,000	@	Put NZD vs. Call USD, Strike @ 0.653, Exp. 04/04/16 Counterparty: Deutsche Bank AG	1	0.0
			927,477	0.2

		Options on Inflation Rate Caps: 0.0%
7,240,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 11/10/16 Counterparty: Deutsche Bank AG	1,394	0.0
18,080,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 11/06/16 Counterparty: Deutsche Bank AG	2,933	0.0
			4,327	0.0

		OTC Interest Rate Swaptions: 0.3%
4,100,000	@	Receive a fixed rate equal to 2.680% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 01/12/21 Counterparty: Deutsche Bank AG	662,685	0.1
4,100,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.680%, Exp. 01/12/21 Counterparty: Deutsche Bank AG	408,275	0.1
3,432,500	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.950%, Exp. 06/02/16 Counterparty: Deutsche Bank AG	460	0.0
5,000,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.000%, Exp. 11/21/17 Counterparty: Barclays Bank PLC	21,192	0.0
10,100,000	@	Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	559,562	0.1
			1,652,174	0.3

	Total Purchased Options
	(Cost $4,220,136)		2,818,854	0.5

	Total Long-Term Investments
	(Cost $560,579,937)		565,037,213	97.1

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Mutual Funds: 2.3%
13,393,950	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $13,393,950)	13,393,950	2.3

	Total Short-Term Investments
	(Cost $13,393,950)	13,393,950	2.3

	Total Investments in Securities (Cost $573,973,887)	$578,431,163	99.4
	Assets in Excess of Other Liabilities	3,476,372	0.6
	Net Assets	$581,907,535	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.

EUR	EU Euro
NZD	New Zealand Dollar

Cost for federal income tax purposes is $575,354,030.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$10,553,192
Gross Unrealized Depreciation	(7,476,059)

Net Unrealized Appreciation	$3,077,133

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Purchased Options	$234,876	$2,583,978	$–	$2,818,854
Corporate Bonds/Notes	–	137,311,543	–	137,311,543
Foreign Government Bonds	–	33,004,347	–	33,004,347
U.S. Government Agency Obligations	–	78,561,072	–	78,561,072
Short-Term Investments	13,393,950	–	–	13,393,950
U.S. Treasury Obligations	–	313,341,397	–	313,341,397
Total Investments, at fair value	$13,628,826	$564,802,337	$–	$578,431,163
Other Financial Instruments+
Centrally Cleared Swaps	–	338,108	–	338,108
Forward Foreign Currency Contracts	–	597,866	–	597,866
Futures	175,757	–	–	175,757
OTC Swaps	–	1,362,800	–	1,362,800
Total Assets	$13,804,583	$567,101,111	$–	$580,905,694
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(339,788)	$–	$(339,788)
Forward Foreign Currency Contracts	–	(2,226,444)	–	(2,226,444)
Futures	(340,402)	–	–	(340,402)
OTC Swaps	–	(813,695)	–	(813,695)
Written Options	(90,235)	(1,780,829)	–	(1,871,064)
Total Liabilities	$(430,637)	$(5,160,756)	$–	$(5,591,393)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2016, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Japanese Yen	192,280,352	Buy	05/16/16	1,230,000	1,173,757	$(56,243)
Barclays Bank PLC	British Pound	975,000	Buy	05/16/16	167,142,904	167,056,485	(86,419)
Barclays Bank PLC	Japanese Yen	167,255,429	Buy	05/16/16	975,000	1,062,420	87,420
Citigroup, Inc.	EU Euro	1,370,000	Buy	04/25/16	1,494,108	1,559,908	65,800

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Australian Dollar	2,280,000	Buy	04/18/16	1,745,112	1,746,611	$1,499
Deutsche Bank AG	New Zealand Dollar	2,545,000	Buy	04/06/16	1,731,618	1,758,916	27,298
Deutsche Bank AG	British Pound	1,230,000	Buy	05/16/16	193,780,669	193,823,565	42,896
Deutsche Bank AG	Japanese Yen	687,310,750	Buy	06/15/16	6,125,000	6,120,057	(4,943)
Deutsche Bank AG	EU Euro	1,215,000	Buy	04/25/16	1,325,771	1,383,422	57,651
Deutsche Bank AG	Japanese Yen	165,229,013	Buy	05/16/16	975,000	1,044,392	69,392
Goldman Sachs & Co.	British Pound	1,010,241	Buy	04/18/16	1,285,000	1,273,204	(11,796)
Goldman Sachs & Co.	British Pound	955,000	Buy	05/16/16	172,139,227	171,979,631	(159,596)
HSBC Bank PLC	EU Euro	1,275,000	Buy	04/18/16	1,007,384	1,011,901	4,517
HSBC Bank PLC	New Zealand Dollar	2,560,000	Buy	04/06/16	1,693,527	1,769,283	75,756
JPMorgan Chase & Co.	New Zealand Dollar	2,155,000	Buy	04/06/16	1,407,581	1,489,376	81,795
Westpac	New Zealand Dollar	2,530,000	Buy	04/06/16	1,716,990	1,748,550	31,560
							$226,587

Bank of America	Japanese Yen	18,384,000	Sell	04/05/16	162,013	163,353	$(1,340)
Barclays Bank PLC	Japanese Yen	36,768,000	Sell	05/09/16	327,026	327,038	(12)
Citigroup, Inc.	British Pound	75,000	Sell	04/05/16	104,533	107,719	(3,186)
Citigroup, Inc.	New Zealand Dollar	2,155,000	Sell	04/06/16	1,404,319	1,489,377	(85,058)
Deutsche Bank AG	New Zealand Dollar	2,530,000	Sell	04/06/16	1,684,347	1,748,549	(64,202)
Deutsche Bank AG	EU Euro	1,191,375	Sell	04/25/16	1,288,859	1,356,522	(67,663)
Goldman Sachs & Co.	EU Euro	1,393,625	Sell	04/25/16	1,507,437	1,586,808	(79,371)
HSBC Bank PLC	Mexican Peso	7,343,000	Sell	04/05/16	404,404	424,973	(20,569)
HSBC Bank PLC	Japanese Yen	18,384,000	Sell	04/05/16	162,237	163,353	(1,116)
HSBC Bank PLC	New Zealand Dollar	2,560,000	Sell	04/06/16	1,687,439	1,769,283	(81,844)
HSBC Bank PLC	Japanese Yen	601,742,928	Sell	06/15/16	5,410,413	5,358,131	52,282
Morgan Stanley	New Zealand Dollar	2,545,000	Sell	04/06/16	1,715,590	1,758,917	(43,327)
Morgan Stanley	EU Euro	24,285,000	Sell	04/05/16	26,464,384	27,634,788	(1,170,404)
The Royal Bank of Scotland Group PLC	EU Euro	150,000	Sell	04/05/16	163,286	170,691	(7,405)
The Royal Bank of Scotland Group PLC	British Pound	165,000	Sell	04/05/16	228,634	236,981	(8,347)
The Royal Bank of Scotland Group PLC	EU Euro	50,000	Sell	04/05/16	55,183	56,897	(1,714)
Standard Chartered PLC	Australian Dollar	2,280,000	Sell	04/18/16	1,745,569	1,746,611	(1,042)
Standard Chartered PLC	New Zealand Dollar	8,135,000	Sell	04/05/16	5,353,009	5,622,610	(269,601)
UBS AG	Japanese Yen	36,768,000	Sell	04/05/16	325,460	326,706	(1,246)
							$(1,855,165)

At March 31, 2016, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	446	06/21/16	$58,154,221	$(26,604)
U.S. Treasury 5-Year Note	220	06/30/16	26,656,093	2,710
U.S. Treasury Long Bond	53	06/21/16	8,715,188	91,701
			$93,525,502	$67,807
Short Contracts
Euro-Bobl 5-Year	(15)	06/08/16	(2,237,685)	3,721
Euro-Bund	(36)	06/08/16	(6,690,320)	(39,997)
Long-Term Euro-BTP	(86)	06/08/16	(13,761,018)	(264,668)
U.S. Treasury 2-Year Note	(68)	06/30/16	(14,875,000)	14,398
U.S. Treasury Ultra 10-Year Note	(27)	06/21/16	(3,800,250)	(9,133)
U.S. Treasury Ultra Long Bond	(76)	06/21/16	(13,112,375)	63,227
			$(54,476,648)	$(232,452)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

At March 31, 2016, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.740%	Chicago Mercantile Exchange	01/18/21	EUR	4,563,345	$(46,799)	$(46,799)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.180%	Chicago Mercantile Exchange	01/18/26	EUR	4,563,345	117,140	117,140
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.160%	Chicago Mercantile Exchange	01/18/26	EUR	4,563,345	105,195	105,195
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.510%	Chicago Mercantile Exchange	01/14/21	USD	9,360,000	(150,356)	(150,522)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.100%	Chicago Mercantile Exchange	01/21/26	USD	3,420,000	(142,400)	(142,467)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.070%	Chicago Mercantile Exchange	08/15/41	USD	7,170,000	115,946	115,774
					$(1,274)	$(1,679)

At March 31, 2016, the following over-the-counter inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index (HICPx) and pay a fixed rate equal to 0.755% Counterparty: Deutsche Bank AG	01/18/21	EUR	4,563,345	$(50,984)	$–	$(50,984)
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.005% Counterparty: Barclays Bank PLC	12/10/16	USD	40,000,000	89,882	–	89,882
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.305% Counterparty: Barclays Bank PLC	12/10/17	USD	53,000,000	173,860	–	173,860
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 2.066% Counterparty: Barclays Bank PLC	03/10/18	USD	20,575,000	(759,366)	–	(759,366)
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.518% Counterparty: Barclays Bank PLC	12/11/19	USD	22,000,000	54,384	–	54,384
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.375% Counterparty: Barclays Bank PLC	01/15/20	USD	16,000,000	138,795	–	138,795
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.436% Counterparty: Barclays Bank PLC	01/15/21	USD	28,000,000	260,270	–	260,270
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.433% Counterparty: Citigroup, Inc.	12/10/18	USD	8,500,000	28,620	–	28,620
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.649% Counterparty: Citigroup, Inc.	12/11/21	USD	13,000,000	(3,345)	–	(3,345)
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.515% Counterparty: Citigroup, Inc.	01/15/22	USD	34,000,000	287,641	–	287,641
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.560% Counterparty: Citigroup, Inc.	01/15/23	USD	37,000,000	329,348	–	329,348
				$549,105	$–	$549,105

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

At March 31, 2016, the following over-the-counter written inflation rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Reference Entity	Counterparty	Exercise Inflation Rate	Description	Termination Date	Notional Amount		Premiums Received	Fair Value
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index (HICPx)	Deutsche Bank AG	2.500%	Maximum of HICPx for January 2022 divided by HICPx for January 2012 minus 2.500% or $0. Portfolio receives premium and payment at expiration.	04/26/22	EUR	3,140,000	$217,411	$(1,053)
							$217,411	$(1,053)

At March 31, 2016, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
U.S. Treasury 10-Year Note	130.50	04/22/16	175	$54,478	$(90,235)
				$54,478	$(90,235)

At March 31, 2016, the following over-the-counter written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Option on Currencies
7,650,000	UBS AG	Call AUD vs. Put NOK	6.600	AUD	06/29/16	$52,068	$(47,189)
14,950,000	HSBC Bank PLC	Call AUD vs. Put USD	0.788	AUD	04/14/16	18,459	(20,416)
7,650,000	UBS AG	Put AUD vs. Call NOK	6.030	AUD	06/29/16	35,934	(45,045)
5,305,000	Deutsche Bank AG	Call EUR vs. Put MXN	21.500	EUR	04/08/16	35,977	(103)
10,335,000	BNP Paribas Bank	Call EUR vs. Put USD	1.180	EUR	07/08/16	72,983	(97,111)
3,800,000	Deutsche Bank AG	Call GBP vs. Put JPY	188.500	GBP	05/12/16	27,450	(197)
5,700,000	Barclays Bank PLC	Put GBP vs. Call JPY	150.000	GBP	05/12/16	95,204	(16,943)
3,800,000	Barclays Bank PLC	Put GBP vs. Call JPY	175.000	GBP	05/12/16	205,348	(460,506)
8,330,000	BNP Paribas Bank	Call NZD vs. Put USD	0.680	NZD	04/04/16	30,922	(96,366)
8,330,000	Deutsche Bank AG	Call NZD vs. Put USD	0.695	NZD	04/04/16	60,404	(15,464)
8,330,000	BNP Paribas Bank	Put NZD vs. Call USD	0.653	NZD	04/04/16	181,217	(1)
5,750,000	Barclays Bank PLC	Call USD vs. Put JPY	115.000	USD	04/27/16	17,078	(17,222)
5,750,000	Barclays Bank PLC	Put USD vs. Call JPY	108.750	USD	04/27/16	7,015	(11,385)
		Total Written OTC Options				$840,059	$(827,948)

At March 31, 2016, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	6-month EUR-EURIBOR-Reuters	Pay	4.500%	06/08/22	EUR	10,100,000	$475,560	$(101,988)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.100%	01/12/17	USD	26,000,000	242,614	(72,466)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.900%	02/13/17	USD	15,300,000	436,914	(39,856)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.100%	03/06/17	USD	4,690,000	137,814	(8,983)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.100%	03/06/17	USD	9,400,000	257,372	(18,005)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.100%	03/16/17	USD	4,700,000	118,787	(9,675)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.900%	02/13/17	USD	15,300,000	303,162	(495,118)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	2.100%	03/16/17	USD	4,700,000	114,051	(205,737)
				Total Written Swaptions				$2,086,274	$(951,828)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Purchased options	$927,477
Interest rate contracts	Purchased options	1,891,377
Foreign exchange contracts	Forward foreign currency contracts	597,866
Interest rate contracts	Futures contracts	175,757
Interest rate contracts	Interest rate swaps	338,108
Interest rate contracts	Inflation-linked swaps	1,362,800
Total Asset Derivatives		$5,293,385

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$2,226,444
Interest rate contracts	Futures contracts	340,402
Interest rate contracts	Interest rate swaps	339,788
Interest rate contracts	Inflation-linked swaps	813,695
Foreign exchange contracts	Written options	827,948
Interest rate contracts	Written options	1,043,116
Total Liability Derivatives		$5,591,393

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2016:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Standard Chartered PLC	The Royal Bank of Scotland PLC	UBS AG	Westpac	Totals
Assets:
Purchased options	$-	$83,048	$138,157	$-	$2,210,199	$-	$-	$50,552	$-	$-	$-	$102,022	$-	$2,583,978
Forward foreign currency contracts	-	87,420	-	65,800	198,736	-	132,555	81,795	-	-	-	-	31,560	597,866
Inflation-linked swaps	-	717,191	-	645,609	-	-	-	-	-	-	-	-	-	1,362,800
Total Assets	$-	$887,659	$138,157	$711,409	$2,408,935	$-	$132,555	$132,347	$-	$-	$-	$102,022	$31,560	$4,544,644

Liabilities:
Forward foreign currency contracts	$1,340	$142,674	$-	$88,244	$136,808	$250,763	$103,529	$-	$1,213,731	$270,643	$17,466	$1,246	$-	$2,226,444
Inflation-linked swaps	-	759,366	-	3,345	50,984	-	-	-	-	-	-	-	-	813,695
Written options	-	506,056	193,478	-	968,645	-	20,416	-	-	-	-	92,234	-	1,780,829
Total Liabilities	$1,340	$1,408,096	$193,478	$91,589	$1,156,437	$250,763	$123,945	$-	$1,213,731	$270,643	$17,466	$93,480	$-	$4,820,968

Net OTC derivative instruments by counterparty, at fair value	$(1,340)	$(520,437)	$(55,321)	$619,820	$1,252,498	$(250,763)	$8,610	$132,347	$(1,213,731)	$(270,643)	$(17,466)	$8,542	$31,560	$(276,324)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$(530,000)	$(740,000)	$200,000	$-	$-	$799,490	$-	$-	$-	$-	$(270,510)

Net Exposure(1)	$(1,340)	$(520,437)	$(55,321)	$89,820	$512,498	$(50,763)	$8,610	$132,347	$(414,241)	$(270,643)	$(17,466)	$8,542	$31,560	$(546,834)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 100.0%
		Australia: 6.5%
1,251,855		GPT Group	$4,792,432	1.4
930,403		Investa Office Fund	2,985,098	0.9
2,565,947		Mirvac Group	3,801,938	1.1
811,568		Scentre Group	2,762,578	0.8
1,119,096		Vicinity Centres	2,735,106	0.8
664,788		Westfield Corp.	5,090,072	1.5
			22,167,224	6.5

		France: 7.7%
35,209		Gecina S.A.	4,829,452	1.4
22,816	@	Icade	1,743,622	0.5
199,568		Klepierre	9,532,956	2.8
36,945	L	Unibail-Rodamco SE	10,132,383	3.0
			26,238,413	7.7

		Germany: 3.1%
36,334		Deutsche Wohnen AG	1,127,612	0.3
81,393		LEG Immobilien AG	7,658,647	2.3
47,729		Vonovia SE	1,713,515	0.5
			10,499,774	3.1

		Hong Kong: 6.7%
1,170,000		Cheung Kong Property Holdings Ltd.	7,539,804	2.2
114,000		Henderson Land Development Co., Ltd.	701,010	0.2
1,233,500		Link REIT	7,327,792	2.2
598,100		Sun Hung Kai Properties Ltd.	7,318,663	2.1
			22,887,269	6.7

		Japan: 12.7%
11,600		Daito Trust Construction Co., Ltd.	1,645,301	0.5
1,497		GLP J-Reit	1,705,287	0.5
460		Invincible Investment Corp.	344,286	0.1
111		Japan Real Estate Investment Corp.	640,792	0.2
3,165		Japan Retail Fund Investment Corp.	7,599,017	2.2
534		Kenedix Office Investment Corp.	3,061,157	0.9
561		LaSalle Logiport REIT	541,834	0.2
427,319		Mitsubishi Estate Co., Ltd.	7,931,027	2.3
301,682		Mitsui Fudosan Co., Ltd.	7,514,193	2.2
1,641		Mori Hills REIT Investment Corp.	2,427,803	0.7
2,025		Nippon Prologis REIT, Inc.	4,527,707	1.3
113		Nippon Building Fund, Inc.	668,945	0.2
1,876		Orix JREIT, Inc.	2,907,957	0.9
56,000		Sumitomo Realty & Development Co., Ltd.	1,636,950	0.5
			43,152,256	12.7

		Netherlands: 1.0%
43,484		Eurocommercial Properties NV	2,031,421	0.6
311,455		NSI NV	1,478,532	0.4
			3,509,953	1.0

		Spain: 0.3%
58,880	@	Hispania Activos Inmobiliarios SA	836,306	0.3

		Sweden: 0.6%
117,755		Hufvudstaden AB	1,862,437	0.6

		United Kingdom: 5.3%
171,923		British Land Co. PLC	1,725,745	0.5
49,062		Derwent London PLC	2,217,094	0.6
255,636		Great Portland Estates PLC	2,668,760	0.8
201,208		Hammerson PLC	1,669,178	0.5
545,746		Land Securities Group PLC	8,605,046	2.5
189,029		Safestore Holdings PLC	911,364	0.3
21,376		Unite Group PLC	195,042	0.1
			17,992,229	5.3

		United States: 56.1%
43,700		Alexandria Real Estate Equities, Inc.	3,971,893	1.2
54,925		AvalonBay Communities, Inc.	10,446,735	3.1
27,370		Boston Properties, Inc.	3,478,180	1.0
72,830		CubeSmart	2,425,239	0.7
82,325		DCT Industrial Trust, Inc.	3,249,368	1.0
279,400		DDR Corp.	4,970,526	1.5
65,361		Digital Realty Trust, Inc.	5,783,795	1.7
185,800		Equity Residential	13,940,574	4.1
10,254		Essex Property Trust, Inc.	2,398,000	0.7
367,882		General Growth Properties, Inc.	10,937,132	3.2
89,200		Healthcare Realty Trust, Inc.	2,755,388	0.8
90,650		Healthcare Trust of America, Inc.	2,666,923	0.8
47,920		Highwoods Properties, Inc.	2,291,055	0.7
348,721		Host Hotels & Resorts, Inc.	5,823,641	1.7
83,500		Kilroy Realty Corp.	5,166,145	1.5
308,400		Kimco Realty Corp.	8,875,752	2.6
177,300		Paramount Group, Inc.	2,827,935	0.8
99,729		Pebblebrook Hotel Trust	2,899,122	0.9
33,400		Post Properties, Inc.	1,995,316	0.6
194,297		ProLogis, Inc.	8,584,041	2.5
47,644		Public Storage, Inc.	13,141,645	3.9
49,900		Regency Centers Corp.	3,735,015	1.1
100,971		Simon Property Group, Inc.	20,970,667	6.2
67,100		SL Green Realty Corp.	6,500,648	1.9
406,302		Spirit Realty Capital, Inc.	4,570,897	1.3
49,500		Sun Communities, Inc.	3,544,695	1.0
215,938		Sunstone Hotel Investors, Inc.	3,023,132	0.9
147,975		UDR, Inc.	5,701,477	1.7

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
533,300	VEREIT, Inc.	$4,730,371	1.4
81,031	Vornado Realty Trust	7,651,757	2.2
164,700	Welltower, Inc.	11,420,298	3.4
		190,477,362	56.1

	Total Common Stock
	(Cost $240,795,496)	339,623,223	100.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
	Securities Lending Collateralcc: 2.9%
2,325,950	Bank of Nova Scotia, Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $2,325,970, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-4.500%, Market Value plus accrued interest $2,372,490, due 04/15/17-03/01/46)	2,325,950	0.7
2,325,950	Cantor Fitzgerald, Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $2,325,972, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,372,469, due 04/25/16-01/20/66)	2,325,950	0.7
2,325,950	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $2,325,971, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $2,372,469, due 04/01/16-02/20/61)	2,325,950	0.7
489,580	Daiwa Capital Markets, Repurchase Agreement dated 03/31/16, 0.36%, due 04/01/16 (Repurchase Amount $489,585, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $499,372, due 05/31/16-09/09/49)	489,580	0.1
2,325,950	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $2,325,972, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $2,372,469, due 08/15/17-02/15/44)	2,325,950	0.7
		9,793,380	2.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
2,946,577	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $2,946,577)	2,946,577	0.8

	Total Short-Term Investments
	(Cost $12,739,957)	12,739,957	3.7

	Total Investments in Securities (Cost $253,535,453)	$352,363,180	103.7
	Liabilities in Excess of Other Assets	(12,548,292)	(3.7)
	Net Assets	$339,814,888	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Cost for federal income tax purposes is $273,365,166.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$96,750,240
Gross Unrealized Depreciation	(17,752,226)

Net Unrealized Appreciation	$78,998,014

REIT Diversification	Percentage of Net Assets
Retail REITs	29.1%
Office REITs	15.0
Diversified REITs	13.2
Residential REITs	11.3
Specialized REITs	9.7
Diversified Real Estate Activities	8.9
Industrial REITs	4.3
Real Estate Operating Companies	3.6
Hotels, Resorts & Cruise Lines	2.6
Real Estate Services	1.8
Real Estate Development	0.5
Assets in Excess of Other Liabilities*	–
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$22,167,224	$–	$22,167,224
France	–	26,238,413	–	26,238,413
Germany	–	10,499,774	–	10,499,774
Hong Kong	–	22,887,269	–	22,887,269
Japan	541,834	42,610,422	–	43,152,256
Netherlands	–	3,509,953	–	3,509,953
Spain	–	836,306	–	836,306
Sweden	–	1,862,437	–	1,862,437
United Kingdom	–	17,992,229	–	17,992,229
United States	190,477,362	–	–	190,477,362
Total Common Stock	191,019,196	148,604,027	–	339,623,223
Short-Term Investments	2,946,577	9,793,380	–	12,739,957
Total Investments, at fair value	$193,965,773	$158,397,407	$–	$352,363,180

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 100.8%
	Financials: 100.8%
150,000	Alexandria Real Estate Equities, Inc.	$13,633,500	2.0
161,452	AvalonBay Communities, Inc.	30,708,170	4.5
153,156	Boston Properties, Inc.	19,463,064	2.8
494,000	CubeSmart	16,450,200	2.4
257,650	DCT Industrial Trust, Inc.	10,169,446	1.5
816,700	DDR Corp.	14,529,093	2.1
458,600	DiamondRock Hospitality Co.	4,641,032	0.7
226,457	Digital Realty Trust, Inc.	20,039,180	2.9
227,900	Douglas Emmett, Inc.	6,862,069	1.0
454,600	Duke Realty Corp.	10,246,684	1.5
46,294	Equinix, Inc.	15,309,889	2.2
572,371	Equity Residential	42,944,996	6.3
85,892	Essex Property Trust, Inc.	20,086,703	2.9
195,100	@ Gaming and Leisure Properties, Inc.	5,853,000	0.9
1,003,250	General Growth Properties, Inc.	29,826,623	4.4
297,945	Healthcare Realty Trust, Inc.	9,203,521	1.3
303,150	Healthcare Trust of America, Inc.	8,918,673	1.3
155,747	Highwoods Properties, Inc.	7,446,264	1.1
1,085,368	Host Hotels & Resorts, Inc.	18,125,646	2.7
214,500	Kilroy Realty Corp.	13,271,115	1.9
826,978	Kimco Realty Corp.	23,800,427	3.5
248,900	Kite Realty Group Trust	6,897,019	1.0
381,000	Paramount Group, Inc.	6,076,950	0.9
246,600	Pebblebrook Hotel Trust	7,168,662	1.1
259,400	Pennsylvania Real Estate Investment Trust	5,667,890	0.8
119,100	Post Properties, Inc.	7,115,034	1.0
655,884	ProLogis, Inc.	28,976,955	4.2
133,064	Public Storage, Inc.	36,703,043	5.4
201,430	QTS Realty Trust, Inc.	9,543,753	1.4
339,711	Ramco-Gershenson Properties	6,124,989	0.9
182,700	Regency Centers Corp.	13,675,095	2.0
339,631	Simon Property Group, Inc.	70,537,962	10.3
206,974	SL Green Realty Corp.	20,051,641	2.9
1,472,300	Spirit Realty Capital, Inc.	16,563,375	2.4
148,851	Sun Communities, Inc.	10,659,220	1.6
763,952	Sunstone Hotel Investors, Inc.	10,695,328	1.6
469,103	UDR, Inc.	18,074,539	2.6
32,400	Ventas, Inc.	2,039,904	0.3
1,396,394	VEREIT, Inc.	12,386,015	1.8
226,213	Vornado Realty Trust	21,361,294	3.1
108,100	Weingarten Realty Investors	4,055,912	0.6
495,800	Welltower, Inc.	34,378,772	5.0

	Total Common Stock
	(Cost $572,081,507)	690,282,647	100.8

SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
1,636,610	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $1,636,610)	1,636,610	0.2

	Total Short-Term Investments
	(Cost $1,636,610)	1,636,610	0.2

	Total Investments in Securities (Cost $573,718,117)	$691,919,257	101.0
	Liabilities in Excess of Other Assets	(6,933,828)	(1.0)
	Net Assets	$684,985,429	100.0

††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.

Cost for federal income tax purposes is $576,416,477.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$126,877,850
Gross Unrealized Depreciation	(11,375,070)

Net Unrealized Appreciation	$115,502,780

REIT Diversification	Percentage of Net Assets
Retail REITs	24.6%
Residential REITs	20.3
Specialized REITs	19.3
Office REITs	15.4
Diversified REITs	8.0
Industrial REITs	4.2
Hotels, Resorts & Cruise Lines	4.3
Real Estate Services	3.8
Diversified Real Estate Activities	0.9
Liabilities in Excess of Other Assets*	(0.8)
Net Assets	100.0%

*	Includes short-term investments.

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$690,282,647	$–	$–	$690,282,647
Short-Term Investments	1,636,610	–	–	1,636,610
Total Investments, at fair value	$691,919,257	$–	$–	$691,919,257

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.8%
		Consumer Discretionary: 17.1%
42,300		AMC Networks, Inc.	$2,746,962	0.3
6,000		Autozone, Inc.	4,780,140	0.5
3,316		Brinker International, Inc.	152,370	0.0
25,381		Brunswick Corp.	1,217,780	0.1
9,800		Buffalo Wild Wings, Inc.	1,451,576	0.2
5,400		Carmax, Inc.	275,940	0.0
41,500		Deckers Outdoor Corp.	2,486,265	0.3
54,147		Delphi Automotive PLC	4,062,108	0.5
14,500	L	DeVry, Inc.	250,415	0.0
34,300		Dick's Sporting Goods, Inc.	1,603,525	0.2
76,100		DineEquity, Inc.	7,110,023	0.8
48,773		Dollar Tree, Inc.	4,021,822	0.5
11,800		Ethan Allen Interiors, Inc.	375,476	0.0
78,680		Foot Locker, Inc.	5,074,860	0.6
246,166		Gentex Corp.	3,862,345	0.4
134,302		G-III Apparel Group Ltd.	6,566,025	0.8
96,300		GNC Holdings, Inc.	3,057,525	0.4
29,094		Harman International Industries, Inc.	2,590,530	0.3
204,565		Houghton Mifflin Harcourt Co.	4,079,026	0.5
264,973		Interpublic Group of Cos., Inc.	6,081,130	0.7
54,800	L	Interval Leisure Group, Inc.	791,312	0.1
23,320	L	iRobot Corp.	823,196	0.1
2,100		John Wiley & Sons, Inc.	102,669	0.0
41,200		Johnson Controls, Inc.	1,605,564	0.2
9,188		Jubilant Foodworks Ltd.	177,040	0.0
40,800		Kate Spade & Co.	1,041,216	0.1
15,800		L Brands, Inc.	1,387,398	0.2
68,457		Las Vegas Sands Corp.	3,537,858	0.4
148,700	L	Lennar Corp. - Class A	7,191,132	0.8
106,100	L	Lions Gate Entertainment Corp.	2,318,285	0.3
93,299		McGraw-Hill Cos., Inc.	9,234,735	1.1
7,900		MDC Partners, Inc.	186,440	0.0
4,300		Mohawk Industries, Inc.	820,870	0.1
7,000		Naspers Ltd.	975,798	0.1
32,800		New Oriental Education & Technology Group ADR	1,134,552	0.1
88,000		News Corp - Class A	1,123,760	0.1
4,363		NVR, Inc.	7,558,461	0.9
16,400		Omnicom Group, Inc.	1,364,972	0.2
2,552		Page Industries Ltd.	466,558	0.1
21,200		Party City Holdco, Inc.	318,848	0.0
56,619		Polaris Industries, Inc.	5,575,839	0.6
376,700		Pulte Group, Inc.	7,048,057	0.8
52,600		PVH Corp.	5,210,556	0.6
13,000		Ralph Lauren Corp.	1,251,380	0.1
19,800		Restaurant Group PLC	111,453	0.0
1,500		Ross Stores, Inc.	86,850	0.0
8,300		Select Comfort Corp.	160,937	0.0
29,100		ServiceMaster Global Holdings, Inc.	1,096,488	0.1
19,716		Tenneco, Inc.	1,015,571	0.1
98,000		Texas Roadhouse, Inc.	4,270,840	0.5
57,300		TJX Cos., Inc.	4,489,455	0.5
135,500		Toll Brothers, Inc.	3,998,605	0.5
25,500		VF Corp.	1,651,380	0.2
26,232		Visteon Corp.	2,087,805	0.2
20,400		Williams-Sonoma, Inc.	1,116,696	0.1
86,022		Wyndham Worldwide Corp.	6,574,661	0.8
			149,753,080	17.1

		Consumer Staples: 1.8%
8,300		Amplify Snack Brands, Inc.	118,856	0.0
15,079		Archer-Daniels-Midland Co.	547,519	0.1
1,765		Britannia Industries Ltd.	71,573	0.0
33,333		Bunge Ltd.	1,888,981	0.2
163,448		C&C Group PLC	737,436	0.1
42,663		CVS Health Corp.	4,425,433	0.5
54,032		Dr Pepper Snapple Group, Inc.	4,831,542	0.5
6,946		Ingredion, Inc.	741,763	0.1
58,600		Kroger Co.	2,241,450	0.2
6,600		TreeHouse Foods, Inc.	572,550	0.1
			16,177,103	1.8

		Energy: 3.1%
43,889		Apache Corp.	2,142,222	0.2
31,719		Baker Hughes, Inc.	1,390,244	0.2
38,566		Cimarex Energy Co.	3,751,315	0.4
8,100		Columbia Pipeline Group, Inc.	203,310	0.0
56,500		Dril-Quip, Inc.	3,421,640	0.4
12,600		Ensco PLC	130,662	0.0
6,000		EOG Resources, Inc.	435,480	0.1
93,400		Halliburton Co.	3,336,248	0.4
62,100		Newfield Exploration Co.	2,064,825	0.2
68,400		Oceaneering International, Inc.	2,273,616	0.3
11,800		PDC Energy, Inc.	701,510	0.1
12,400	L	SM Energy Co.	232,376	0.0
169,800	L	Southwestern Energy Co.	1,370,286	0.2
189,300		Suncor Energy, Inc.	5,271,977	0.6
3,200		Western Refining, Inc.	93,088	0.0
			26,818,799	3.1

		Financials: 17.6%
74,500		Aflac, Inc.	4,703,930	0.5
1,296		American Express Co.	79,574	0.0
24,900		Ameriprise Financial, Inc.	2,340,849	0.3
7,100		Bajaj Finserv Ltd.	183,425	0.0
47,244		Beneficial Bancorp, Inc.	646,770	0.1
185,248		Boston Private Financial Holdings, Inc.	2,121,090	0.2
3,600		Brown & Brown, Inc.	128,880	0.0
52,900		Capital One Financial Corp.	3,666,499	0.4
240,586		CBRE Group, Inc.	6,933,689	0.8

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
13,331		Chubb Ltd.	$1,588,389	0.2
59,200		CIT Group, Inc.	1,836,976	0.2
3,700		Citizens Financial Group, Inc.	77,515	0.0
87,613		Comerica, Inc.	3,317,904	0.4
88,962		Commerce Bancshares, Inc.	3,998,842	0.5
10,348		CRISIL Ltd.	281,133	0.0
127,500		CVB Financial Corp.	2,224,875	0.2
1,000		Diamond Hill Investment Group, Inc.	177,360	0.0
27,300		Discover Financial Services	1,390,116	0.2
6,700		E*Trade Financial Corp.	164,083	0.0
323,249	@	Essent Group Ltd.	6,723,579	0.8
173,900		First American Financial Corp.	6,627,329	0.7
5,600		First Citizens BancShares, Inc.	1,405,992	0.2
129,700		First Commonwealth Financial Corp.	1,149,142	0.1
57,800		First Republic Bank/San Francisco CA	3,851,792	0.4
2,700		FNF Group	91,530	0.0
48,600		Franklin Resources, Inc.	1,897,830	0.2
27,600		Greenhill & Co., Inc.	612,720	0.1
43,296		Hilltop Holdings, Inc.	817,428	0.1
195,801		Hiscox Ltd.	2,720,858	0.3
38,840		Housing Development Finance Corp.	648,127	0.1
523,227		Huntington Bancshares, Inc.	4,991,586	0.6
193,000		Invesco Ltd.	5,938,610	0.7
286,400		Investors Bancorp, Inc.	3,333,696	0.4
50,709		Jones Lang LaSalle, Inc.	5,949,180	0.7
181,922		Ladder Capital Corp.	2,264,929	0.3
74,545		Lakeland Financial Corp.	3,412,670	0.4
65,642		Lazard Ltd.	2,546,910	0.3
26,800		Legg Mason, Inc.	929,424	0.1
43,000		M&T Bank Corp.	4,773,000	0.5
78,301		Marsh & McLennan Cos., Inc.	4,759,918	0.5
13,404		Mid-America Apartment Communities, Inc.	1,370,023	0.2
18,800		Moody's Corp.	1,815,328	0.2
8,500		Navient Corp.	101,745	0.0
71,600		OneMain Holdings, Inc.	1,963,988	0.2
62,136		PacWest Bancorp	2,308,352	0.3
59,397		Primerica, Inc.	2,644,948	0.3
118,400		Principal Financial Group, Inc.	4,670,880	0.5
58,100		Progressive Corp.	2,041,634	0.2
31,468		Prosperity Bancshares, Inc.	1,459,801	0.2
89,981		Raymond James Financial, Inc.	4,283,995	0.5
2,500	@	Realogy Holdings Corp.	90,275	0.0
449,100		Regions Financial Corp.	3,525,435	0.4
71,335		Reinsurance Group of America, Inc.	6,865,994	0.8
1,047,400		SLM Corp.	6,661,464	0.8
68,100		Stifel Financial Corp.	2,015,760	0.2
42,000		STORE Capital Corp.	1,086,960	0.1
115,687		SunTrust Bank	4,173,987	0.5
41,500		Synchrony Financial	1,189,390	0.1
1,100		Travelers Cos., Inc.	128,381	0.0
82,500		UMB Financial Corp.	4,259,475	0.5
31,300		Valley National Bancorp.	298,602	0.0
83,900		VEREIT, Inc.	744,193	0.1
			155,008,759	17.6

		Health Care: 12.6%
91,300		Agilent Technologies, Inc.	3,638,305	0.4
13,100		Alere, Inc.	662,991	0.1
3,800		Amgen, Inc.	569,734	0.1
10,500		Amsurg Corp.	783,300	0.1
19,900		Becton Dickinson & Co.	3,021,218	0.3
6,100		Biogen, Inc.	1,587,952	0.2
12,200		BioMarin Pharmaceutical, Inc.	1,006,256	0.1
457,265		Boston Scientific Corp.	8,601,155	1.0
69,100		Bruker BioSciences Corp.	1,934,800	0.2
96,698		Cardinal Health, Inc.	7,924,401	0.9
63,500		Catalent, Inc.	1,693,545	0.2
10,900		Cigna Corp.	1,495,916	0.2
20,400		Community Health Systems, Inc.	377,604	0.0
12,107		Cooper Cos., Inc.	1,864,115	0.2
79,800		DaVita, Inc.	5,855,724	0.7
84,200		Dentsply Sirona, Inc.	5,189,246	0.6
108,100		Endo International PLC	3,043,015	0.3
36,210		HCA Holdings, Inc.	2,826,190	0.3
164,800		Hologic, Inc.	5,685,600	0.6
19,307		Horizon Pharma PLC	319,917	0.0
57,332		Jazz Pharmaceuticals PLC	7,484,693	0.9
37,200		Laboratory Corp. of America Holdings	4,357,236	0.5
24,744		McKesson Corp.	3,890,994	0.4
2,300		Medivation, Inc.	105,754	0.0
9,200		Medtronic PLC	690,000	0.1
45,900		Olympus Corp.	1,782,031	0.2
25,900		Pacira Pharmaceuticals, Inc./DE	1,372,182	0.2
35,681		Resmed, Inc.	2,063,075	0.2
27,200	L	Seattle Genetics, Inc.	954,448	0.1
11,700		St. Jude Medical, Inc.	643,500	0.1
104,900		STERIS PLC	7,453,145	0.9
12,200	@	Surgical Care Affiliates, Inc.	564,616	0.1
82,662		Teva Pharmaceutical Industries Ltd. ADR	4,423,244	0.5
35,507		Thermo Fisher Scientific, Inc.	5,027,436	0.6
35,200		United Therapeutics Corp.	3,922,336	0.4
5,600		Universal Health Services, Inc.	698,432	0.1
1,600		VCA, Inc.	92,304	0.0

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
69,700		Zimmer Biomet Holdings, Inc.	$7,432,111	0.8
			111,038,521	12.6

		Industrials: 15.0%
73,700	L	AGCO Corp.	3,662,890	0.4
113,343	L	Air Lease Corp.	3,640,577	0.4
5,800		Allegiant Travel Co.	1,032,748	0.1
22,400		Ametek, Inc.	1,119,552	0.1
23,100		AO Smith Corp.	1,762,761	0.2
3,549		ArcBest Corp.	76,623	0.0
99,700		Belden CDT, Inc.	6,119,586	0.7
25,000		CEB, Inc.	1,618,250	0.2
35,900		CH Robinson Worldwide, Inc.	2,664,857	0.3
87,200		Colfax Corp.	2,493,048	0.3
7,900	L	Copa Holdings S.A.	535,225	0.1
12,200		Copart, Inc.	497,394	0.1
22,900		CSX Corp.	589,675	0.1
2,268		Cummins, Inc.	249,344	0.0
47,608		Curtiss-Wright Corp.	3,602,497	0.4
39,700		Deere & Co.	3,056,503	0.3
45,348		Dun & Bradstreet Corp.	4,674,472	0.5
98,502		EMCOR Group, Inc.	4,787,197	0.5
26,239		Esterline Technologies Corp.	1,681,133	0.2
38,643		FedEx Corp.	6,287,989	0.7
22,600		G&K Services, Inc.	1,655,450	0.2
30,800		Herman Miller, Inc.	951,412	0.1
21,434		HNI, Corp.	839,570	0.1
25,700		Huntington Ingalls Industries, Inc.	3,519,358	0.4
2,146		IDEX Corp.	177,860	0.0
68,703		Ingersoll-Rand PLC - Class A	4,260,273	0.5
83,975		Jacobs Engineering Group, Inc.	3,657,111	0.4
6,200		JB Hunt Transport Services, Inc.	522,288	0.1
35,742		KAR Auction Services, Inc.	1,363,200	0.2
114,230		Knoll, Inc.	2,473,080	0.3
24,100		Lennox International, Inc.	3,258,079	0.4
98,203	L	Manitowoc Co., Inc.	425,219	0.1
98,203	@	Manitowoc Foodservice, Inc.	1,447,512	0.2
3,806		Matthews International Corp.	195,895	0.0
86,200	L	MISUMI Group, Inc.	1,232,409	0.2
80,056		Mueller Industries, Inc.	2,355,248	0.3
4,000		Multi-Color Corp.	213,400	0.0
27,700		Old Dominion Freight Line	1,928,474	0.2
40,128		Quanta Services, Inc.	905,288	0.1
33,535		Republic Services, Inc.	1,597,943	0.2
397,123	@	Rexnord Corp.	8,029,827	0.9
900		Rockwell Automation, Inc.	102,375	0.0
47,566		Rockwell Collins, Inc.	4,386,061	0.5
25,108		Roper Technologies, Inc.	4,588,989	0.5
83,049		Saia, Inc.	2,337,829	0.3
84,319		Southwest Airlines Co.	3,777,491	0.4
160,336		Spirit Airlines, Inc.	7,692,921	0.9
8,200		Stanley Black & Decker, Inc.	862,722	0.1
65,453		Swift Transportation Co.	1,219,389	0.1
191,442		Textron, Inc.	6,979,975	0.8
15,796		Valmont Industries, Inc.	1,956,177	0.2
15,700		Wabtec Corp.	1,244,853	0.1
13,100	L	Wesco International, Inc.	716,177	0.1
58,640		Woodward, Inc.	3,050,453	0.3
37,000		Xylem, Inc.	1,513,300	0.2
			131,589,929	15.0

		Information Technology: 22.5%
181,760		Activision Blizzard, Inc.	6,150,758	0.7
21,205		Alliance Data Systems Corp.	4,665,100	0.5
6,237		Alphabet, Inc. - Class C	4,646,253	0.5
5,900		Amphenol Corp.	341,138	0.0
6,600		Analog Devices, Inc.	390,654	0.0
64,295		Arrow Electronics, Inc.	4,141,241	0.5
199,300		Atmel Corp.	1,618,316	0.2
82,433		Avnet, Inc.	3,651,782	0.4
172,949		Blackhawk Network Holdings, Inc.	5,932,151	0.7
34,643		Broadridge Financial Solutions, Inc. ADR	2,054,676	0.2
87,511		Brocade Communications Systems, Inc.	925,866	0.1
155,000		Cadence Design Systems, Inc.	3,654,900	0.4
200,139		CDW Corp./DE	8,305,769	0.9
127,340	L	CommScope Holding Co., Inc.	3,555,333	0.4
88,000	L	Cree, Inc.	2,560,800	0.3
131,100		Electronic Arts, Inc.	8,667,021	1.0
119,594		EMC Corp.	3,187,180	0.4
102,948		Euronet Worldwide, Inc.	7,629,476	0.9
85,060		EVERTEC, Inc.	1,189,139	0.1
47,991		F5 Networks, Inc.	5,079,847	0.6
36,300		Fair Isaac Corp.	3,851,067	0.4
96,780		Fidelity National Information Services, Inc.	6,127,142	0.7
41,522		Fiserv, Inc.	4,259,327	0.5
43,768		FleetCor Technologies, Inc.	6,510,490	0.7
313,784	@	Genpact Ltd.	8,531,787	1.0
204,582		Global Payments, Inc.	13,359,205	1.5
900		Harris Corp.	70,074	0.0
73,300		Intersil Corp.	980,021	0.1
21,497		Intuit, Inc.	2,235,903	0.3
35,100		IPG Photonics Corp.	3,372,408	0.4
29,000		Jabil Circuit, Inc.	558,830	0.1
43,900	@	Keysight Technologies, Inc.	1,217,786	0.1
3,500		Littelfuse, Inc.	430,885	0.0
67,400		Maxim Integrated Products	2,478,972	0.3

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
45,700		MAXIMUS, Inc.	$2,405,648	0.3
58,900		Methode Electronics, Inc.	1,722,236	0.2
11,164		Microchip Technology, Inc.	538,105	0.1
190,000		NEC Corp.	477,657	0.1
173,024		Nvidia Corp.	6,164,845	0.7
83,717	@	NXP Semiconductor NV - NXPI - US	6,786,937	0.8
98,386		PTC, Inc.	3,262,480	0.4
8,675		Qorvo, Inc.	437,307	0.1
46,200		SanDisk Corp.	3,514,896	0.4
44,100		Semtech Corp.	969,759	0.1
15,800		Symantec Corp.	290,404	0.0
48,151		Synopsys, Inc.	2,332,434	0.3
4,200		Syntel, Inc.	209,706	0.0
78,183		TE Connectivity Ltd.	4,841,091	0.6
60,100		Tencent Holdings Ltd.	1,228,706	0.1
172,043		Total System Services, Inc.	8,185,806	0.9
178,700		Trimble Navigation Ltd.	4,431,760	0.5
65,500		Vantiv, Inc.	3,529,140	0.4
45,900		Visa, Inc. - Class A	3,510,432	0.4
57,200		Western Digital Corp.	2,702,128	0.3
187,200		Western Union Co.	3,611,088	0.4
298,836		Xerox Corp.	3,335,010	0.4
17,300		Zebra Technologies Corp.	1,193,700	0.1
			198,012,572	22.5

		Materials: 3.3%
97,588		Albemarle Corp.	6,238,801	0.7
20,911		Aptargroup, Inc.	1,639,631	0.2
9,600		Ashland, Inc.	1,055,616	0.1
902,500	@,L	B2Gold Corp.	1,500,982	0.2
101,100	@	Boise Cascade Co.	2,094,792	0.2
60,000		Eastman Chemical Co.	4,333,800	0.5
184,796		Ferro Corp.	2,193,529	0.2
1,700		Innospec, Inc.	73,712	0.0
227,564	@	New Gold, Inc.	849,806	0.1
103,294		PolyOne Corp.	3,124,643	0.4
11,100		PPG Industries, Inc.	1,237,539	0.1
11,800		Praxair, Inc.	1,350,510	0.2
7,400		Randgold Resources Ltd. ADR	671,994	0.1
62,100		WestRock Co.	2,423,763	0.3
1,600	@	WR Grace & Co.	114,023	0.0
			28,903,141	3.3

		Utilities: 0.8%
20,100		Calpine Corp.	304,917	0.0
17,872		CMS Energy Corp.	758,488	0.1
37,318		Dynegy, Inc.	536,259	0.1
3,132		Energen Corp.	114,600	0.0
120,400		Exelon Corp.	4,317,544	0.5
8,100		NiSource, Inc.	190,836	0.0
32,800		OGE Energy Corp.	939,064	0.1
			7,161,708	0.8

	Total Common Stock
	(Cost $800,819,266)		824,463,612	93.8

PREFERRED STOCK: 0.2%
		Financials: 0.2%
49,856	@,P	GMAC Capital Trust I	1,221,971	0.2

	Total Preferred Stock
	(Cost $1,030,152)		1,221,971	0.2

	Total Long-Term Investments
	(Cost $801,849,418)		825,685,583	94.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.1%
	Securities Lending Collateralcc: 2.9%
5,782,604	Bank of Nova Scotia, Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $5,782,655, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-4.500%, Market Value plus accrued interest $5,898,309, due 04/15/17-03/01/46)	5,782,604	0.6
6,123,864	Cantor Fitzgerald, Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $6,123,923, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $6,246,341, due 04/25/16-01/20/66)	6,123,864	0.7
6,123,864	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $6,123,919, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $6,246,341, due 04/01/16-02/20/61)	6,123,864	0.7

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
6,123,864	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $6,123,923, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $6,246,342, due 08/15/17-02/15/44)	$6,123,864	0.7
1,630,262	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $1,630,279, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,666,163, due 04/15/18-01/15/29)	1,630,262	0.2
		25,784,458	2.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 6.2%
54,532,208	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $54,532,208)	54,532,208	6.2

	Total Short-Term Investments
	(Cost $80,316,666)	80,316,666	9.1

	Total Investments in Securities (Cost $882,166,084)	$906,002,249	103.1
	Liabilities in Excess of Other Assets	(27,260,378)	(3.1)
	Net Assets	$878,741,871	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $888,115,328.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$100,196,493
Gross Unrealized Depreciation	(82,309,572)

Net Unrealized Appreciation	$17,886,921

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$147,835,791	$1,917,289	$–	$149,753,080
Consumer Staples	15,368,094	809,009	–	16,177,103
Energy	26,818,799	–	–	26,818,799
Financials	151,175,216	3,833,543	–	155,008,759
Health Care	109,256,490	1,782,031	–	111,038,521
Industrials	130,357,520	1,232,409	–	131,589,929
Information Technology	196,306,209	1,706,363	–	198,012,572
Materials	28,903,141	–	–	28,903,141
Utilities	7,161,708	–	–	7,161,708
Total Common Stock	813,182,968	11,280,644	–	824,463,612
Preferred Stock	–	1,221,971	–	1,221,971
Short-Term Investments	54,532,208	25,784,458	–	80,316,666
Total Investments, at fair value	$867,715,176	$38,287,073	$–	$906,002,249

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 52.1%
		Consumer Discretionary: 3.2%
29,831		Daimler AG	$2,283,050	0.4
265,000		Ford Motor Co.	3,577,500	0.7
201,208		General Motors Co.	6,323,967	1.3
15,000	L	Nordstrom, Inc.	858,150	0.2
33,000		Target Corp.	2,715,240	0.6
			15,757,907	3.2

		Consumer Staples: 2.0%
7,700		Anheuser-Busch InBev NV ADR	959,882	0.2
33,000		Nestle S.A.	2,462,485	0.5
60,000		PepsiCo, Inc.	6,148,800	1.3
			9,571,167	2.0

		Energy: 8.3%
37,000		Anadarko Petroleum Corp.	1,723,090	0.3
200,000		BP PLC ADR	6,036,000	1.2
110,000		Chevron Corp.	10,494,000	2.2
54,700		Halliburton Co.	1,953,884	0.4
293,400		Royal Dutch Shell PLC - Class A ADR	14,215,230	2.9
13,000		Schlumberger Ltd.	958,750	0.2
113,000	L	Total S.A. ADR	5,132,460	1.1
			40,513,414	8.3

		Financials: 3.9%
34,500		Charles Schwab Corp.	966,690	0.2
68,800		JPMorgan Chase & Co.	4,074,336	0.8
72,908		Metlife, Inc.	3,203,577	0.7
30,000		Morgan Stanley	750,300	0.2
45,200	L	Royal Bank of Canada	2,604,286	0.5
80,000		US Bancorp	3,247,200	0.7
80,000		Wells Fargo & Co.	3,868,800	0.8
			18,715,189	3.9

		Health Care: 7.4%
91,000		AstraZeneca PLC	5,080,680	1.0
31,000		Bristol-Myers Squibb Co.	1,980,280	0.4
55,000		Eli Lilly & Co.	3,960,550	0.8
110,200		Merck & Co., Inc.	5,830,682	1.2
250,000		Pfizer, Inc.	7,410,000	1.6
25,000		Roche Holding AG	6,138,507	1.3
131,000	L	Sanofi-Aventis SA ADR	5,260,960	1.1
			35,661,659	7.4

		Industrials: 7.8%
16,400		Boeing Co.	2,081,816	0.4
1,222	@	Ceva Holdings LLC	488,740	0.1
25,000		Deere & Co.	1,924,750	0.4
300,000		General Electric Co.	9,537,000	2.0
40,000		Lockheed Martin Corp.	8,860,000	1.8
30,500		Raytheon Co.	3,740,215	0.8
100,000		Republic Services, Inc.	4,765,000	1.0
40,000		United Technologies Corp.	4,004,000	0.8
41,400		Waste Management, Inc.	2,442,600	0.5
			37,844,121	7.8

		Information Technology: 7.4%
30,000		Analog Devices, Inc.	1,775,700	0.4
75,042		Apple, Inc.	8,178,828	1.7
200,000		Cisco Systems, Inc.	5,694,000	1.2
208,927	@	First Data Holdings, Inc.	2,649,445	0.5
140,000		Intel Corp.	4,529,000	0.9
123,100		Microsoft Corp.	6,798,813	1.4
109,000		Texas Instruments, Inc.	6,258,780	1.3
			35,884,566	7.4

		Materials: 5.4%
25,000		Agrium, Inc.	2,207,250	0.5
65,000		BASF SE	4,887,721	1.0
300,000		BHP Billiton PLC	3,359,501	0.7
150,000		Dow Chemical Co.	7,629,000	1.6
2,400		Du Pont E I de Nemours & Co.	151,968	0.0
60,000		Mosaic Co.	1,620,000	0.3
225,000	L	Rio Tinto PLC ADR	6,360,750	1.3
			26,216,190	5.4

		Telecommunication Services: 1.7%
800,000		Telstra Corp., Ltd.	3,264,771	0.7
90,000		Verizon Communications, Inc.	4,867,200	1.0
			8,131,971	1.7

		Utilities: 5.0%
46,000		Dominion Resources, Inc.	3,455,520	0.7
49,965		Duke Energy Corp.	4,031,176	0.8
41,800		Exelon Corp.	1,498,948	0.3
80,000		PG&E Corp.	4,777,600	1.0
30,000		Public Service Enterprise Group, Inc.	1,414,200	0.3
45,600		Sempra Energy	4,744,680	1.0
48,000		Southern Co.	2,483,040	0.5
45,000		Xcel Energy, Inc.	1,881,900	0.4
			24,287,064	5.0

	Total Common Stock
	(Cost $222,667,782)		252,583,248	52.1

PREFERRED STOCK: 5.1%
		Consumer Discretionary: 0.2%
10,000	@	Fiat Chrysler Automobiles NV	732,800	0.2

		Financials: 1.9%
4,300	@	Bank of America Corp.	4,893,400	1.0
50	@,P	Federal National Mortgage Association	412,500	0.1
60,000	@	Felcor Lodging Trust, Inc.	1,528,128	0.3
2,000	@	Wells Fargo & Co.	2,410,020	0.5
			9,244,048	1.9

		Health Care: 0.7%
2,500	@	Allergan PLC	2,297,850	0.5
1,500	@	Teva Pharmaceutical Industries Ltd.	1,325,910	0.2
			3,623,760	0.7

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Industrials: 0.1%
41	@	Ceva Holdings Series A-1	$21,525	0.0
1,748	@	Ceva Holdings Series A-2	699,132	0.1
			720,657	0.1

		Materials: 0.7%
100,000	@	Alcoa, Inc.	3,299,000	0.7

		Utilities: 1.5%
46,300	@	Dominion Resources, Inc./VA	2,328,890	0.5
17,000	@	Dominion Resources, Inc./VA - Series A	997,050	0.2
17,000	@	Dominion Resources, Inc./VA - Series B	989,910	0.2
50,000	@,L	NextEra Energy, Inc.	3,052,500	0.6
			7,368,350	1.5

	Total Preferred Stock
	(Cost $27,470,467)		24,988,615	5.1

EQUITY-LINKED SECURITIES: 4.7%
		Consumer, Cyclical: 1.9%
347,000	Z	Morgan Stanley into Ford Motor Co., 8.500%	4,538,760	0.9
58,000	#	The Royal Bank of Canada into Target Corp., 6.000%	4,759,480	1.0
			9,298,240	1.9

		Financials: 0.6%
200,000	#	Citigroup, Inc. into Bank of America Corp., 7.500%	2,712,000	0.6

		Industrials: 0.8%
125,000	#,@	Goldman Sachs & Co. into General Electric Co., 5.500%	3,717,375	0.8

		Technology: 1.4%
58,000	#	JPMorgan Chase & Co. into Oracle Corp., 6.000%	2,402,360	0.5
143,000	#	Wells Fargo Bank into Intel Corp., 7.000%	4,654,464	0.9
			7,056,824	1.4

	Total Equity-Linked Securities
	(Cost $22,442,035)		22,784,439	4.7

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 34.0%
			Basic Materials: 1.7%
	862,000	#	First Quantum Minerals Ltd., 7.000%, 02/15/21	581,850	0.1
	5,000,000	#,L	FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/22	5,012,500	1.0
EUR	2,500,000	#	Kerling PLC, 10.625%, 02/01/17	2,866,092	0.6
				8,460,442	1.7

			Communications: 7.6%
	2,200,000	#	Altice SA, 7.625%, 02/15/25	2,112,000	0.4
	700,000	#	Altice SA, 7.750%, 05/15/22	692,356	0.2
	7,617,472		Clear Channel Communications, Inc., 7.183%, 01/30/19	5,235,427	1.1
	1,485,057		Clear Channel Communications, Inc., 7.933%, 07/30/19	1,023,576	0.2
	1,853,000		Clear Channel Communications, Inc., 9.000%, 12/15/19	1,378,169	0.3
	1,000,000	#	CommScope, Inc., 5.500%, 06/15/24	1,013,750	0.2
	1,500,000	#	CommScope, Inc., 5.000%, 06/15/21	1,516,875	0.3
	2,200,000		DISH DBS Corp., 5.875%, 11/15/24	2,024,000	0.4
	1,500,000		Frontier Communications Corp., 9.250%, 07/01/21	1,535,625	0.3
	2,000,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	1,215,000	0.3
	1,800,000	#	Neptune Finco Corp., 10.875%, 10/15/25	1,971,000	0.4
	2,400,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	2,525,251	0.5
	500,000		Sprint Corp., 7.125%, 06/15/24	373,750	0.1
	4,700,000		Sprint Nextel Corp., 7.875%, 09/15/23	3,607,250	0.8
	2,500,000		T-Mobile USA, Inc., 6.731%, 04/28/22	2,624,500	0.5
	4,000,000	#	Univision Communications, Inc., 5.125%, 05/15/23	4,000,000	0.8
	2,000,000	#	Virgin Media Secured Finance PLC, 5.500%, 01/15/25	2,065,000	0.4
	2,000,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	2,006,240	0.4
				36,919,769	7.6

			Consumer, Cyclical: 2.9%
	1,500,000	#,L	Algeco Scotsman Global Finance Plc, 8.500%, 10/15/18	1,162,500	0.2
	5,000,000		Belk, Inc. TL B 1L, 5.750%, 12/12/22	4,429,165	0.9
	2,000,000		Dollar General Corp., 3.250%, 04/15/23	2,022,278	0.4
	2,500,000		KB Home, 7.500%, 09/15/22	2,525,000	0.5
	758,227		Navistar International Corp., 6.500%, 08/07/20	694,410	0.2

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,500,000		Petco Animal Supplies, Inc., 5.750%, 01/26/23	$1,498,594	0.3
1,000,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/23	991,250	0.2
1,000,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/25	985,000	0.2
			14,308,197	2.9

		Consumer, Non-cyclical: 6.7%
2,500,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	2,268,750	0.5
1,000,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	950,000	0.2
2,600,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	2,544,750	0.5
1,000,000		Cott Beverages, Inc., 5.375%, 07/01/22	1,020,000	0.2
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,110,000	0.4
3,200,000		HCA, Inc., 7.500%, 02/15/22	3,637,018	0.8
4,000,000	#	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.750%, 08/01/22	3,705,000	0.8
1,700,000		Tenet Healthcare Corp., 6.750%, 06/15/23	1,636,250	0.3
4,000,000		Tenet Healthcare Corp., 8.125%, 04/01/22	4,123,640	0.9
2,000,000	L	United Rentals North America, Inc., 5.750%, 11/15/24	2,010,000	0.4
4,000,000		Vizient, Inc., 6.250%, 02/10/23	4,031,668	0.8
2,000,000	#	Vizient, Inc., 10.375%, 03/01/24	2,145,000	0.4
1,700,000	#	VRX Escrow Corp., 5.875%, 05/15/23	1,340,875	0.3
1,300,000	#,L	VRX Escrow Corp., 6.125%, 04/15/25	1,004,250	0.2
			32,527,201	6.7

		Diversified: 0.7%
2,000,000		First Eagle TL B 1L, 4.750%, 12/01/22	1,975,000	0.4
1,500,000	#	Stena International SA, 5.750%, 03/01/24	1,237,500	0.3
			3,212,500	0.7

		Energy: 2.3%
1,100,000		Antero Resources Corp., 5.375%, 11/01/21	1,014,750	0.2
1,000,000		Bill Barrett Corp., 7.000%, 10/15/22	600,000	0.1
3,500,000	L	Bill Barrett Corp., 7.625%, 10/01/19	2,371,250	0.5
1,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	550,000	0.1
2,553,000	#	Chesapeake Energy Corp., 8.000%, 12/15/22	1,263,735	0.3
1,500,000		Denbury Resources, Inc., 5.500%, 05/01/22	682,500	0.1
1,800,000	#,±	Energy XXI Gulf Coast, Inc., 11.000%, 03/15/20	261,000	0.1
2,000,000	#	Halcon Resources Corp., 13.000%, 02/15/22	605,000	0.1
1,600,000	#	Kinder Morgan, Inc./DE, 5.625%, 11/15/23	1,626,283	0.3
2,800,000	L	Sanchez Energy Corp., 7.750%, 06/15/21	1,624,000	0.3
1,000,000		Stone Energy Corp., 7.500%, 11/15/22	275,000	0.1
3,000,000		W&T Offshore, Inc., 8.500%, 06/15/19	375,000	0.1
			11,248,518	2.3

		Financial: 3.9%
2,000,000		Bank of America Corp., 6.100%, 12/29/49	1,972,500	0.4
1,500,000		Bank of America Corp., 8.125%, 12/29/49	1,479,375	0.3
6,000,000		Citigroup, Inc., 6.300%, 12/29/49	5,770,398	1.2
2,000,000		JPMorgan Chase & Co., 5.000%, 12/29/49	1,912,500	0.4
2,000,000		JPMorgan Chase & Co., 5.150%, 05/29/49	1,925,400	0.4
1,500,000		Morgan Stanley, 5.550%, 12/29/49	1,480,500	0.3
2,500,000	#	OneMain Financial Holdings LLC, 6.750%, 12/15/19	2,511,875	0.5
1,600,000		Wells Fargo & Co., 5.900%, 12/29/49	1,623,501	0.4
			18,676,049	3.9

		Industrial: 2.9%
1,600,000	#	Bombardier, Inc., 7.500%, 03/15/25	1,224,000	0.2
2,000,000	#	BWAY Holding Co., 9.125%, 08/15/21	1,795,000	0.4
1,500,000	#	Cemex SAB de CV, 7.250%, 01/15/21	1,563,750	0.3
2,300,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	2,381,937	0.5
1,300,000		TransDigm, Inc., 6.500%, 07/15/24	1,296,360	0.3
1,300,000		TransDigm, Inc., 6.000%, 07/15/22	1,301,625	0.3
3,500,000	#,L	XPO Logistics, Inc., 6.500%, 06/15/22	3,416,875	0.7
1,000,000		XPO Logistics, Inc. - TL B 1L, 5.500%, 11/01/21	1,005,625	0.2
			13,985,172	2.9

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: 2.7%
2,500,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	$1,812,500	0.4
5,400,000	#	First Data Corp., 7.000%, 12/01/23	5,474,250	1.1
1,400,000	#	Microsemi Corp., 9.125%, 04/15/23	1,543,500	0.3
2,500,000		Western Digital Corp., 6.250%, 03/16/23	2,473,500	0.5
1,000,000	#	Western Digital Corp., 7.375%, 04/01/23	1,022,500	0.2
1,000,000	#	Western Digital Corp., 10.500%, 04/01/24	1,003,125	0.2
			13,329,375	2.7

		Utilities: 2.6%
3,500,000		Calpine Corp., 5.750%, 01/15/25	3,373,125	0.7
5,000,000		Dynegy, Inc., 7.375%, 11/01/22	4,650,000	1.0
5,000,000	#	InterGen NV, 7.000%, 06/30/23	3,437,500	0.7
1,600,000		NGL Energy Partners L.P. / NGL Energy Finance Corp., 6.875%, 10/15/21	952,000	0.2
			12,412,625	2.6

		Total Corporate Bonds/Notes
		(Cost $181,094,985)	165,079,848	34.0

		Total Long-Term Investments
		(Cost $453,675,269)	465,436,150	95.9

SHORT-TERM INVESTMENTS: 7.0%
		Corporate Bonds/Notes: 0.4%
1,000,000		Sabine Pass LNG LP, 7.500%, 11/30/16	1,029,625	0.2
1,500,000	L	Stone Energy Corp., 1.750%, 03/01/17	589,687	0.2
			1,619,312	0.4

		U.S. Government Agency Obligations: 3.3%
16,010,000		Federal Home Loan Bank Discount Notes, 0.000%, 04/01/16
		(Cost $16,010,000)	16,010,000	3.3

		Securities Lending Collateralcc: 3.3%
3,858,938		Bank of Nova Scotia, Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $3,858,972, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-4.500%, Market Value plus accrued interest $3,936,152, due 04/15/17-03/01/46)	3,858,938	0.8
3,858,938		Cantor Fitzgerald, Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $3,858,975, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,936,117, due 04/25/16-01/20/66)	3,858,938	0.8
3,858,938		Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $3,858,973, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $3,936,117, due 04/01/16-02/20/61)	3,858,938	0.8
3,858,938		Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $3,858,975, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $3,936,117, due 08/15/17-02/15/44)	3,858,938	0.8
812,006		Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $812,013, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.875%-6.000%, Market Value plus accrued interest $828,247, due 03/31/18-08/01/48)	812,006	0.1
			16,247,758	3.3

		Total Short-Term Investments
		(Cost $34,096,643)	33,877,070	7.0

		Total Investments in Securities (Cost $487,771,912)	$499,313,220	102.9
		Liabilities in Excess of Other Assets	(14,104,376)	(2.9)
		Net Assets	$485,208,844	100.0

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

EUR	EU Euro

Cost for federal income tax purposes is $488,779,219.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$61,653,702
Gross Unrealized Depreciation	(51,119,701)

Net Unrealized Appreciation	$10,534,001

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$13,474,857	$2,283,050	$–	$15,757,907
Consumer Staples	7,108,682	2,462,485	–	9,571,167
Energy	40,513,414	–	–	40,513,414
Financials	18,715,189	–	–	18,715,189
Health Care	24,442,472	11,219,187	–	35,661,659
Industrials	37,355,381	–	488,740	37,844,121
Information Technology	33,235,121	2,649,445	–	35,884,566
Materials	17,968,968	8,247,222	–	26,216,190
Telecommunication Services	4,867,200	3,264,771	–	8,131,971
Utilities	24,287,064	–	–	24,287,064
Total Common Stock	221,968,348	30,126,160	488,740	252,583,248
Preferred Stock	16,108,020	8,159,938	720,657	24,988,615
Equity-Linked Securities	–	22,784,439	–	22,784,439
Corporate Bonds/Notes	–	165,079,848	–	165,079,848
Short-Term Investments	–	33,877,070	–	33,877,070
Total Investments, at fair value	$238,076,368	$260,027,455	$1,209,397	$499,313,220

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Consumer Discretionary: 9.7%
212,717		Carnival Corp.	$11,225,076	2.3
28,489		CBS Corp. - Class B	1,569,459	0.3
123,264		Comcast Corp. – Class A	7,528,965	1.5
132,199		General Motors Co.	4,155,014	0.8
128,456		Target Corp.	10,569,360	2.1
91,329		Thomson Reuters Corp.	3,700,275	0.8
26,908		Time Warner Cable, Inc.	5,505,915	1.1
56,551		Time Warner, Inc.	4,102,775	0.8
			48,356,839	9.7

		Consumer Staples: 5.5%
143,030		Archer-Daniels-Midland Co.	5,193,419	1.0
152,009		Mondelez International, Inc.	6,098,601	1.2
65,332		Philip Morris International, Inc.	6,409,723	1.3
98,520		Sysco Corp.	4,603,840	0.9
36,202		Walgreens Boots Alliance, Inc.	3,049,656	0.6
32,253		Wal-Mart Stores, Inc.	2,209,008	0.5
			27,564,247	5.5

		Energy: 12.7%
218,132		Apache Corp.	10,647,023	2.1
117,854		Baker Hughes, Inc.	5,165,541	1.0
304,502		Canadian Natural Resources Ltd.	8,236,501	1.6
230,244		Devon Energy Corp.	6,317,895	1.3
60,146		Exxon Mobil Corp.	5,027,604	1.0
83,953		Occidental Petroleum Corp.	5,744,904	1.2
430,123		Royal Dutch Shell PLC - Class A	10,385,706	2.1
136,516		Total S.A.	6,211,675	1.2
777,020	@	Weatherford International PLC	6,045,215	1.2
			63,782,064	12.7

		Financials: 28.2%
58,604		Aon PLC	6,121,188	1.2
971,704		Bank of America Corp.	13,137,438	2.6
121,492		BB&T Corp.	4,042,039	0.8
173,314		Charles Schwab Corp.	4,856,258	1.0
477,171		Citigroup, Inc.	19,921,889	4.0
391,010		Citizens Financial Group, Inc.	8,191,659	1.6
37,783		CME Group, Inc.	3,629,057	0.7
124,497		Comerica, Inc.	4,714,701	0.9
286,372		Fifth Third Bancorp	4,779,549	1.0
283,558		First Horizon National Corp.	3,714,610	0.7
32,170		Goldman Sachs Group, Inc.	5,050,047	1.0
369,063		JPMorgan Chase & Co.	21,855,911	4.4
99,817		Marsh & McLennan Cos., Inc.	6,067,875	1.2
399,219		Morgan Stanley	9,984,467	2.0
80,411		Northern Trust Corp.	5,240,385	1.1
106,482		PNC Financial Services Group, Inc.	9,005,183	1.8
110,248		State Street Corp.	6,451,713	1.3
39,162		Willis Towers Watson PLC	4,646,963	0.9
			141,410,932	28.2

		Health Care: 13.0%
32,392		Amgen, Inc.	4,856,533	1.0
28,484		Anthem, Inc.	3,958,991	0.8
129,722		Baxter International, Inc.	5,328,980	1.0
70,705		Eli Lilly & Co.	5,091,467	1.0
50,430		Express Scripts Holding Co.	3,464,037	0.7
94,197		Medtronic PLC	7,064,775	1.4
171,884		Merck & Co., Inc.	9,094,383	1.8
70,588		Novartis AG	5,107,178	1.0
230,980		Pfizer, Inc.	6,846,247	1.4
57,704		Sanofi	4,639,170	1.0
90,832		Teva Pharmaceutical Industries Ltd. ADR	4,860,420	1.0
35,126		UnitedHealth Group, Inc.	4,527,741	0.9
			64,839,922	13.0

		Industrials: 8.4%
67,782		Caterpillar, Inc.	5,188,034	1.1
175,488		CSX Corp.	4,518,816	0.9
46,394		General Dynamics Corp.	6,094,780	1.2
472,914		General Electric Co.	15,033,936	3.0
73,784		Ingersoll-Rand PLC - Class A	4,575,346	0.9
181,402		Tyco International Plc	6,659,268	1.3
			42,070,180	8.4

		Information Technology: 13.7%
291,801		Applied Materials, Inc.	6,180,345	1.2
297,277		Cisco Systems, Inc.	8,463,476	1.7
62,108		Citrix Systems, Inc.	4,880,447	1.0
205,073		eBay, Inc.	4,893,042	1.0
202,657		Intel Corp.	6,555,954	1.3
246,590		Juniper Networks, Inc.	6,290,511	1.2
135,378		Microsoft Corp.	7,476,927	1.5
93,427		NetApp, Inc.	2,549,623	0.5
217,463		Oracle Corp.	8,896,411	1.8
142,787	@	PayPal Holdings, Inc.	5,511,578	1.1
135,822		Qualcomm, Inc.	6,945,937	1.4
			68,644,251	13.7

		Materials: 0.6%
113,962		Mosaic Co.	3,076,974	0.6

		Telecommunication Services: 2.9%
85,560		Orange SA	1,494,130	0.3
382,751		Koninklijke KPN NV	1,602,797	0.3
799,307		Telecom Italia S.p.A. - TIT	861,511	0.2
67,473	@	Telefonica S.A.	754,121	0.2
87,057		Verizon Communications, Inc.	4,708,043	0.9

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: (continued)
152,543	Vodafone Group PLC ADR	$4,889,003	1.0
		14,309,605	2.9

	Utilities: 1.7%
106,300	FirstEnergy Corp.	3,823,611	0.7
81,860	PG&E Corp.	4,888,679	1.0
		8,712,290	1.7

	Total Common Stock
	(Cost $413,833,319)	482,767,304	96.4

SHORT-TERM INVESTMENTS: 3.1%
	Mutual Funds: 3.1%
15,764,042	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $15,764,042)	15,764,042	3.1

	Total Short-Term Investments
	(Cost $15,764,042)	15,764,042	3.1

	Total Investments in Securities (Cost $429,597,361)	$498,531,346	99.5
	Assets in Excess of Other Liabilities	2,589,632	0.5
	Net Assets	$501,120,978	100.0

††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $431,638,143.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$93,564,621
Gross Unrealized Depreciation	(26,671,418)

Net Unrealized Appreciation	$66,893,203

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$48,356,839	$–	$–	$48,356,839
Consumer Staples	27,564,247	–	–	27,564,247
Energy	47,184,683	16,597,381	–	63,782,064
Financials	141,410,932	–	–	141,410,932
Health Care	55,093,574	9,746,348	–	64,839,922
Industrials	42,070,180	–	–	42,070,180
Information Technology	68,644,251	–	–	68,644,251
Materials	3,076,974	–	–	3,076,974

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Telecommunication Services	$9,597,046	$4,712,559	$–	$14,309,605
Utilities	8,712,290	–	–	8,712,290
Total Common Stock	451,711,016	31,056,288	–	482,767,304
Short-Term Investments	15,764,042	–	–	15,764,042
Total Investments, at fair value	$467,475,058	$31,056,288	$–	$498,531,346
Other Financial Instruments+
Forward Foreign Currency Contracts	–	5,360	–	5,360
Total Assets	$467,475,058	$31,061,648	$–	$498,536,706
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(997,917)	$–	$(997,917)
Total Liabilities	$–	$(997,917)	$–	$(997,917)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2016, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank	Canadian Dollar	95,213	Buy	04/15/16	$71,893	$73,312	$1,419
State Street Bank	Swiss Franc	25,797	Buy	04/15/16	26,214	26,842	628
State Street Bank	EU Euro	67,319	Buy	04/15/16	74,971	76,628	1,657
State Street Bank	EU Euro	3,334	Buy	04/15/16	3,713	3,795	82
State Street Bank	British Pound	36,044	Buy	04/15/16	51,948	51,769	(179)
State Street Bank	Canadian Dollar	75,786	Buy	04/15/16	56,780	58,354	1,574
							$5,181

The Bank of New York	Israeli New Shekel	7,617,448	Sell	04/15/16	$1,954,545	$2,028,296	$(73,751)
The Bank of New York	EU Euro	4,939,048	Sell	04/15/16	5,463,427	5,622,009	(158,582)
The Bank of New York	British Pound	3,647,616	Sell	04/15/16	5,184,904	5,239,064	(54,160)
The Bank of New York	Canadian Dollar	5,154,791	Sell	04/15/16	3,851,342	3,969,096	(117,754)
The Bank of New York	Swiss Franc	1,908,768	Sell	04/15/16	1,925,462	1,986,073	(60,611)
State Street Bank	Israeli New Shekel	7,617,447	Sell	04/15/16	1,953,322	2,028,296	(74,974)
State Street Bank	EU Euro	5,734,346	Sell	04/15/16	6,341,441	6,527,279	(185,838)
State Street Bank	British Pound	4,304,898	Sell	04/15/16	6,118,853	6,183,117	(64,264)
State Street Bank	Canadian Dollar	6,307,817	Sell	04/15/16	4,710,595	4,856,905	(146,310)
State Street Bank	Swiss Franc	1,939,077	Sell	04/15/16	1,956,115	2,017,609	(61,494)
							$(997,738)

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$5,360
Total Asset Derivatives		$5,360

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$997,917
Total Liability Derivatives		$997,917

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2016:

	State Street Bank	The Bank of New York	Totals
Assets:
Forward foreign currency contracts	$5,360	$-	$5,360
Total Assets	$5,360	$-	$5,360

Liabilities:
Forward foreign currency contracts	$533,059	$464,858	$997,917
Total Liabilities	$533,059	$464,858	$997,917

Net OTC derivative instruments by counterparty, at fair value	$(527,699)	$(464,858)	$(992,557)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(527,699)	$(464,858)	$(992,557)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 92.7%
		Australia: 1.2%
1,174,126		Oil Search Ltd.	$6,114,144	1.2

		Brazil: 7.8%
961,245		Ambev SA ADR	4,979,249	1.0
858,700		BB Seguridade Participacoes SA	7,068,964	1.4
1,373,040		CCR SA	5,353,697	1.1
371,047		Cielo SA	3,601,446	0.7
929,090		Kroton Educacional SA	2,966,349	0.6
1,026,720		Lojas Renner SA	5,956,470	1.2
318,000		Marcopolo SA	183,071	0.1
356,520		Ultrapar Participacoes SA	6,903,042	1.4
406,076		Weg S.A.	1,570,931	0.3
			38,583,219	7.8

		China: 11.3%
36,280	@	Alibaba Group Holding Ltd. ADR	2,867,208	0.6
38,380	@	Baidu, Inc. ADR	7,325,974	1.5
2,540,162		Chongqing Changan Automobile Co. Ltd.	4,757,882	0.9
3,614,000		CNOOC Ltd.	4,217,703	0.8
7,045,000		Geely Automobile Holdings Ltd.	3,494,184	0.7
292,930	@	JD.com, Inc. ADR	7,762,645	1.6
957,800		Tencent Holdings Ltd.	19,581,616	4.0
472,000		Tsingtao Brewery Co., Ltd.	1,796,539	0.4
318,417	@	Vipshop Holdings Ltd. ADR	4,101,211	0.8
			55,904,962	11.3

		Hong Kong: 4.6%
3,041,800		AIA Group Ltd.	17,289,663	3.5
96,600		Jardine Matheson Holdings Ltd.	5,502,336	1.1
			22,791,999	4.6

		India: 19.2%
369,800		Asian Paints Ltd.	4,848,510	1.0
262,780		HDFC Bank Ltd ADR	16,195,131	3.3
161,030		HDFC Bank Ltd.	3,073,364	0.6
799,815		Housing Development Finance Corp.	13,346,601	2.7
259,128		IndusInd Bank Ltd.	3,785,399	0.8
489,726		Infosys Ltd. ADR	9,314,589	1.9
2,004,920		ITC Ltd.	9,933,605	2.0
430,460		Kotak Mahindra Bank Ltd.	4,423,469	0.9
241,080		Lupin Ltd.	5,384,269	1.1
109,611		Mahindra & Mahindra Ltd.	2,003,011	0.4
387,966		Tata Consultancy Services Ltd.	14,764,165	3.0
133,253	@	Tata Motors Ltd. ADR	3,871,000	0.8
77,540		Ultratech Cement Ltd	3,781,491	0.7
			94,724,604	19.2

		Indonesia: 3.5%
12,941,900		Astra International Tbk PT	7,074,136	1.4
5,240,100		Bank Central Asia Tbk PT	5,253,604	1.1
5,750,100		Bank Rakyat Indonesia	4,948,223	1.0
			17,275,963	3.5

		Macau: 1.6%
1,878,400		Sands China Ltd.	7,668,400	1.6

		Mexico: 2.4%
2,325,300		Fibra Uno Administracion SA de CV	5,409,098	1.1
844,940	L	Infraestructura Energetica Nova SAB de CV	3,433,135	0.7
226,540		Promotora y Operadora de Infraestructura SAB de CV	3,002,675	0.6
			11,844,908	2.4

		Panama: 1.0%
70,940	L	Copa Holdings S.A.	4,806,185	1.0

		Peru: 1.1%
41,250		Credicorp Ltd.	5,404,162	1.1

		Russia: 6.0%
346,200		Globaltrans Investment PLC GDR	1,497,315	0.3
191,510		Lukoil PJSC ADR	7,401,862	1.5
36,020	@	Magnit OAO	5,653,003	1.1
86,090		Magnit PJSC GDR	3,434,536	0.7
140,495	@	Mail.ru Group Ltd. GDR	3,048,741	0.6
5,315,316	@	Sberbank	8,684,871	1.8
			29,720,328	6.0

		South Africa: 15.1%
257,400		Aspen Pharmacare Holdings Ltd.	5,573,559	1.1
436,488		Bidvest Group Ltd.	11,015,244	2.2
92,041	L	Capitec Bank Holdings Ltd.	3,563,425	0.7
2,641,080	L	FirstRand Ltd.	8,624,777	1.8
1,523,850		Life Healthcare Group Holdings Ltd.	3,678,067	0.7
295,780		Mr Price Group Ltd.	3,550,768	0.7
55,616		Naspers Ltd.	7,752,857	1.6
506,764	L	Remgro Ltd.	8,578,972	1.7
1,772,071	L	Sanlam Ltd.	8,209,964	1.7
485,499		Shoprite Holdings Ltd.	5,698,763	1.2
1,369,380		Woolworths Holdings Ltd./South Africa	8,306,440	1.7
			74,552,836	15.1

		South Korea: 4.4%
45,597		Hyundai Motor Co.	6,085,217	1.2
146,900		Kia Motors Corp.	6,205,207	1.3

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
8,021		Samsung Electronics Co., Ltd.	$9,204,956	1.9
			21,495,380	4.4

		Taiwan: 6.9%
1,177,501	@	Delta Electronics, Inc.	5,190,764	1.1
1,116,000		President Chain Store Corp.	8,127,553	1.6
1,432,223	@	Taiwan Semiconductor Manufacturing Co., Ltd.	7,143,690	1.4
522,191		Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	13,681,404	2.8
			34,143,411	6.9

		Thailand: 1.9%
918,200		Kasikornbank PCL	4,508,737	0.9
372,300	L	Siam Cement PCL	4,925,430	1.0
			9,434,167	1.9

		Turkey: 1.5%
220,530		Ford Otomotiv Sanayi A/S	2,907,416	0.6
1,519,074		Turkiye Garanti Bankasi A/S	4,444,368	0.9
			7,351,784	1.5

		United Kingdom: 1.7%
134,660		SABMiller PLC	8,224,718	1.7

		United States: 1.5%
32,290	@	EPAM Systems, Inc.	2,411,094	0.5
87,970	@	Luxoft Holding, Inc.	4,840,989	1.0
			7,252,083	1.5

		Total Common Stock
		(Cost $446,621,930)	457,293,253	92.7

PREFERRED STOCK: 1.8%
		Brazil: 1.8%
969,496		Itau Unibanco Holding S.A.	8,388,197	1.7
1,117,870		Marcopolo SA	730,604	0.1

		Total Preferred Stock
		(Cost $14,331,151)	9,118,801	1.8

WARRANTS: 0.8%
		China: 0.3%
529,730	@	Chongqing Changan Automobile Co. Ltd.	1,292,647	0.3

		Saudi Arabia: 0.5%
132,020	@	Almarai Co.	2,456,399	0.5

		Total Warrants
		(Cost $3,713,190)	3,749,046	0.8

		Total Long-Term Investments
		(Cost $464,666,271)	470,161,100	95.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.5%
	Securities Lending Collateralcc: 7.5%
8,762,259	Bank of Nova Scotia, Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $8,762,336, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-4.500%, Market Value plus accrued interest $8,937,584, due 04/15/17-03/01/46)	8,762,259	1.8
8,762,259	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $8,762,338, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $8,937,504, due 04/01/16-02/20/61)	8,762,259	1.8
8,762,259	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $8,762,343, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $8,937,505, due 08/15/17-02/15/44)	8,762,259	1.8
8,273,919	Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $8,273,992, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-6.000%, Market Value plus accrued interest $8,439,409, due 03/31/18-08/01/48)	8,273,919	1.7

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
2,332,710	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $2,332,734, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,384,080, due 04/15/18-01/15/29)	$2,332,710	0.4
		36,893,406	7.5

	Total Short-Term Investments
	(Cost $36,893,406)	36,893,406	7.5

	Total Investments in Securities (Cost $501,559,677)	$507,054,506	102.8
	Liabilities in Excess of Other Assets	(13,680,733)	(2.8)
	Net Assets	$493,373,773	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $502,123,857.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$68,611,505
Gross Unrealized Depreciation	(63,680,856)

Net Unrealized Appreciation	$4,930,649

Sector Diversification	Percentage of Net Assets
Financials	28.7%
Information Technology	21.0
Consumer Discretionary	17.4
Consumer Staples	9.7
Industrials	6.8
Energy	4.9
Health Care	2.9
Materials	2.7
Utilities	0.7
Warrants	0.5
Short-Term Investments	7.5
Liabilities in Excess of Other Assets	(2.8)
Net Assets	100.0%

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$6,114,144	$–	$6,114,144
Brazil	38,583,219	–	–	38,583,219
China	26,814,920	29,090,042	–	55,904,962
Hong Kong	5,502,336	17,289,663	–	22,791,999
India	29,380,720	65,343,884	–	94,724,604
Indonesia	–	17,275,963	–	17,275,963
Macau	–	7,668,400	–	7,668,400
Mexico	11,844,908	–	–	11,844,908
Panama	4,806,185	–	–	4,806,185
Peru	5,404,162	–	–	5,404,162
Russia	11,947,918	17,772,410	–	29,720,328
South Africa	–	74,552,836	–	74,552,836
South Korea	–	21,495,380	–	21,495,380
Taiwan	13,681,404	20,462,007	–	34,143,411
Thailand	–	9,434,167	–	9,434,167
Turkey	–	7,351,784	–	7,351,784
United Kingdom	–	8,224,718	–	8,224,718
United States	7,252,083	–	–	7,252,083
Total Common Stock	155,217,855	302,075,398	–	457,293,253
Preferred Stock	9,118,801	–	–	9,118,801
Warrants	–	3,749,046	–	3,749,046
Short-Term Investments	–	36,893,406	–	36,893,406
Total Investments, at fair value	$164,336,656	$342,717,850	$–	$507,054,506

(1)	For the period ended March 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2016, securities valued at $3,825,154 and $8,734,606 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 14.4%
11,500		Abercrombie & Fitch Co.	$362,710	0.1
71,000		American Axle & Manufacturing Holdings, Inc.	1,092,690	0.2
171,577		American Eagle Outfitters	2,860,189	0.4
194,100		Bloomin Brands, Inc.	3,274,467	0.5
126,706		Brinker International, Inc.	5,822,141	0.8
100,577		Brunswick Corp.	4,825,684	0.7
58,200		Caleres, Inc.	1,646,478	0.2
3,900		Capella Education Co.	205,296	0.0
40,500		Carrols Restaurant Group, Inc.	584,820	0.1
51,800		Cato Corp.	1,996,890	0.3
269,945		Chico's FAS, Inc.	3,582,170	0.5
38,000		Childrens Place Retail Stores, Inc.	3,171,860	0.5
116,063		Cinemark Holdings, Inc.	4,158,537	0.6
88,000		Cooper Tire & Rubber Co.	3,257,760	0.5
364,225		CROCS, Inc.	3,503,844	0.5
188,097		Dana Holding Corp.	2,650,287	0.4
36,995		Drew Industries, Inc.	2,384,698	0.3
230,789		EW Scripps Co.	3,598,001	0.5
39,400		Express, Inc.	843,554	0.1
128,400		Gray Television, Inc.	1,504,848	0.2
29,800	@	Helen of Troy Ltd.	3,089,962	0.5
8,240	@	Horizon Global Corp.	103,659	0.0
40,300		Isle of Capri Casinos, Inc.	564,200	0.1
18,392		Jarden Corp.	1,084,208	0.2
45,800		K12, Inc.	452,962	0.1
21,700		Kirkland's, Inc.	379,967	0.1
76,700		Krispy Kreme Doughnuts, Inc.	1,195,753	0.2
6,100		Libbey, Inc.	113,460	0.0
17,000		Lifetime Brands, Inc.	256,190	0.0
152,115		Malibu Boats, Inc.	2,494,686	0.4
99,500		Monarch Casino & Resort, Inc.	1,936,270	0.3
53,687		Morningstar, Inc.	4,738,951	0.7
4,100		Nacco Industries, Inc.	235,381	0.0
28,100		Nautilus, Inc.	542,892	0.1
7,300	L	Nexstar Broadcasting Group, Inc.	323,171	0.0
319,050		Office Depot, Inc.	2,265,255	0.3
13,300	L	Outerwall, Inc.	491,967	0.1
62,683		Papa John's International, Inc.	3,396,792	0.5
19,700		Perry Ellis International, Inc.	362,677	0.1
313,000		Pier 1 Imports, Inc.	2,194,130	0.3
72,261		Pool Corp.	6,340,180	0.9
316,000		RetailMeNot, Inc.	2,531,160	0.4
108,287		ServiceMaster Global Holdings, Inc.	4,080,254	0.6
48,600		Sinclair Broadcast Group, Inc.	1,494,450	0.2
4,600		Stoneridge, Inc.	66,976	0.0
29,900	@	Tilly's, Inc.	200,031	0.0
81,600		Tower International, Inc.	2,219,520	0.3
117,500		Travelport Worldwide Ltd.	1,605,050	0.2
64,137	L	Zoe's Kitchen, Inc.	2,500,702	0.4
			98,587,780	14.4

		Consumer Staples: 3.5%
12,000		Central Garden & Pet Co.	195,480	0.0
53,800		Dean Foods Co.	931,816	0.1
26,797		J&J Snack Foods Corp.	2,901,579	0.4
111,500		Performance Food Group Co.	2,603,525	0.4
59,700	L	Pilgrim's Pride Corp.	1,516,380	0.2
22,243		Pinnacle Foods, Inc.	993,817	0.1
7,200	L	Sanderson Farms, Inc.	649,296	0.1
32,900		Smart & Final Stores, Inc.	532,980	0.1
81,520		SpartanNash Co.	2,470,871	0.4
85,474		Spectrum Brands Holdings, Inc.	9,340,599	1.4
83,300		SUPERVALU, Inc.	479,808	0.1
9,100	L	USANA Health Sciences, Inc.	1,104,922	0.2
6,900		Village Super Market	166,704	0.0
			23,887,777	3.5

		Energy: 3.4%
72,600		Abraxas Petroleum Corp.	73,326	0.0
58,900		Archrock, Inc.	471,200	0.1
123,900	L	Atwood Oceanics, Inc.	1,136,163	0.2
203,600	L	Bill Barrett Corp.	1,266,392	0.2
30,200		Callon Petroleum Co.	267,270	0.0
15,700		Carrizo Oil & Gas, Inc.	485,444	0.1
26,019		Cimarex Energy Co.	2,530,868	0.4
133,100		Delek US Holdings, Inc.	2,028,444	0.3
34,892		Dril-Quip, Inc.	2,113,060	0.3
67,200		Green Plains Renewable Energy, Inc.	1,072,512	0.2
135,300		Helix Energy Solutions Group, Inc.	757,680	0.1
20,500	L	Jones Energy, Inc.	68,265	0.0
29,300		Matrix Service Co.	518,610	0.1
314,394		Patterson-UTI Energy, Inc.	5,539,622	0.8
14,300		PHI, Inc.	270,127	0.0
7,500		Pioneer Energy Services Corp.	16,500	0.0
58,500		Renewable Energy Group, Inc.	552,240	0.1
2,500		Rex Stores Corp.	138,675	0.0
76,100	L	RigNet, Inc.	1,041,048	0.1
37,600	L	Stone Energy Corp.	29,704	0.0
28,146		Superior Energy Services	376,875	0.1
312,350		Synergy Resources Corp.	2,426,959	0.3
22,700	@,L	TransAtlantic Petroleum Ltd.	17,025	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
6,600		World Fuel Services Corp.	$320,628	0.0
			23,518,637	3.4

		Financials: 23.1%
2,300		Agree Realty Corp.	88,481	0.0
18,900		Alexander & Baldwin, Inc.	693,252	0.1
25,400		American Assets Trust, Inc.	1,013,968	0.2
9,677		American Campus Communities, Inc.	455,690	0.1
40,100		American Equity Investment Life Holding Co.	673,680	0.1
7,600		Arlington Asset Investment Corp.	95,228	0.0
21,100		Armada Hoffler Properties, Inc.	237,375	0.0
382,600		Ashford Hospitality Trust, Inc.	2,440,988	0.4
35,046		Ashford Hospitality Prime, Inc.	408,987	0.1
15,900		Aspen Insurance Holdings Ltd.	758,430	0.1
269,933		Associated Banc-Corp.	4,842,598	0.7
24,500	@	Atlas Financial Holdings, Inc.	444,430	0.1
32,800		Banc of California, Inc.	574,000	0.1
119,626		BankUnited, Inc.	4,119,919	0.6
29,200		BBCN Bancorp, Inc.	443,548	0.1
141,850		BGC Partners, Inc.	1,283,742	0.2
42,700		Bluerock Residential Growth REIT, Inc.	464,576	0.1
308,700		Capstead Mortgage Corp.	3,053,043	0.4
37,400		Cash America International, Inc.	1,445,136	0.2
17,000		Cathay General Bancorp.	481,610	0.1
19,500		Chatham Lodging Trust	417,885	0.1
17,100		Chesapeake Lodging Trust	452,466	0.1
108,600		CNO Financial Group, Inc.	1,946,112	0.3
3,747		Community Trust Bancorp., Inc.	132,344	0.0
20,800		Coresite Realty Corp.	1,456,208	0.2
49,700		Cousins Properties, Inc.	515,886	0.1
6,900		CU Bancorp	146,073	0.0
38,580		Customers Bancorp, Inc.	911,645	0.1
15,756		DCT Industrial Trust, Inc.	621,889	0.1
20,925		DDR Corp.	372,256	0.1
35,400		DiamondRock Hospitality Co.	358,248	0.1
38,400		Dime Community Bancshares	676,608	0.1
97,822		East-West Bancorp., Inc.	3,177,259	0.5
21,200		Easterly Government Properties, Inc.	392,624	0.1
73,117		EastGroup Properties, Inc.	4,414,073	0.6
102,999		Eaton Vance Corp.	3,452,526	0.5
17,000		Education Realty Trust, Inc.	707,200	0.1
2,800	L	Encore Capital Group, Inc.	72,072	0.0
6,900		Evercore Partners, Inc.	357,075	0.1
57,703		Fidelity Southern Corp.	925,556	0.1
10,500		Financial Institutions, Inc.	305,235	0.0
8,300		First American Financial Corp.	316,313	0.0
10,400		First Business Financial Services, Inc.	238,472	0.0
49,500		First Commonwealth Financial Corp.	438,570	0.1
12,600		First Community Bancshares, Inc.	249,984	0.0
173,182		First Financial Bancorp.	3,148,449	0.5
213,060		First Horizon National Corp.	2,791,086	0.4
98,775		First Industrial Realty Trust, Inc.	2,246,144	0.3
9,800		First Merchants Corp.	230,986	0.0
20,100	@	First NBC Bank Holding Co.	413,859	0.1
43,137		First Republic Bank/San Francisco CA	2,874,650	0.4
77,600		Flagstar Bancorp, Inc.	1,665,296	0.2
10,500	@	Franklin Financial Network, Inc.	283,500	0.0
7,300		Franklin Street Properties Corp.	77,453	0.0
108,200		Fulton Financial Corp.	1,447,716	0.2
99,411		Glacier Bancorp., Inc.	2,527,028	0.4
11,800	L	Government Properties Income Trust	210,630	0.0
62,200		Gramercy Property Trust	525,590	0.1
152,248		Great Western Bancorp, Inc.	4,151,803	0.6
85,481		Greenhill & Co., Inc.	1,897,678	0.3
71,550		Hanmi Financial Corp.	1,575,531	0.2
13,400	L	HCI Group, Inc.	446,220	0.1
136,462		HFF, Inc.	3,756,799	0.6
29,300		Hilltop Holdings, Inc.	553,184	0.1
88,200		HomeStreet, Inc.	1,835,442	0.3
3,800		Horace Mann Educators Corp.	120,422	0.0
10,600		Houlihan Lokey, Inc.	263,940	0.0
12,600		Hudson Pacific Properties, Inc.	364,392	0.1
285,200		Huntington Bancshares, Inc.	2,720,808	0.4
57,873		Iberiabank Corp.	2,967,149	0.4
15,800		IDT Corp.	246,322	0.0
95,500		Infrareit Inc.	1,628,275	0.2
41,600	L	Insmed Inc.	527,072	0.1
30,700		Intl. FCStone, Inc.	820,611	0.1
187,630		Janus Capital Group, Inc.	2,745,027	0.4
56,900		Lazard Ltd.	2,207,720	0.3
42,800		Maiden Holdings Ltd.	553,832	0.1
9,100		MainSource Financial Group, Inc.	191,919	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
15,100		Meta Financial Group, Inc.	$688,560	0.1
42,238		Mid-America Apartment Communities, Inc.	4,317,146	0.6
98,765		Moelis & Co.	2,788,136	0.4
7,600		National General Holdings Corp.	164,084	0.0
119,446		National Retail Properties, Inc.	5,518,405	0.8
6,813		NBT Bancorp., Inc.	183,610	0.0
2,600		Oppenheimer Holdings, Inc.	41,028	0.0
41,700		Orchid Island Capital, Inc.	432,429	0.1
52,600		PacWest Bancorp	1,954,090	0.3
7,300		Parkway Properties, Inc.	114,318	0.0
18,800	@	PennyMac Financial Services, Inc.	221,088	0.0
8,800		Piper Jaffray Cos.	436,128	0.1
107,500		Popular, Inc.	3,075,575	0.5
22,500		Preferred Bank/Los Angeles CA	680,625	0.1
11,000		PrivateBancorp, Inc.	424,600	0.1
92,089		ProAssurance Corp.	4,659,703	0.7
8,900		PS Business Parks, Inc.	894,539	0.1
63,000		RAIT Financial Trust	197,820	0.0
6,500		Ramco-Gershenson Properties	117,195	0.0
104,584	@	Realogy Holdings Corp.	3,776,528	0.6
47,600		Redwood Trust, Inc.	622,608	0.1
116,400		Retail Opportunity Investments	2,341,968	0.3
253,767		RLJ Lodging Trust	5,806,189	0.9
7,900		Selective Insurance Group	289,219	0.0
12,200		Sierra Bancorp.	221,430	0.0
19,600		Silver Bay Realty Trust Corp.	291,060	0.0
24,900		Southwest Bancorp., Inc.	374,745	0.1
44,200		Stewart Information Services Corp.	1,603,576	0.2
10,000		Stifel Financial Corp.	296,000	0.0
4,600		Stonegate Bank	137,816	0.0
132,700		Summit Hotel Properties, Inc.	1,588,419	0.2
3,100		Sun Communities, Inc.	221,991	0.0
80,903		Sunstone Hotel Investors, Inc.	1,132,642	0.2
3,100		SVB Financial Group	316,355	0.0
251,300		TCF Financial Corp.	3,080,938	0.5
43,300		The Geo Group, Inc.	1,501,211	0.2
33,500		Trico Bancshares	848,220	0.1
32,300	@	Tristate Capital Holdings, Inc.	406,980	0.1
13,200		Triumph Bancorp, Inc.	208,956	0.0
213,888		Umpqua Holdings Corp.	3,392,264	0.5
8,800		United Fire Group, Inc.	385,616	0.1
23,200	L	Universal Insurance Holdings, Inc.	412,960	0.1
2,608		Validus Holdings Ltd.	123,072	0.0
17,500		Virtu Financial, Inc.	386,925	0.1
18,600		Walker & Dunlop, Inc.	451,422	0.1
3,900		Washington Federal, Inc.	88,335	0.0
4,400		West BanCorp., Inc.	80,212	0.0
92,094		Western Alliance Bancorp.	3,074,098	0.5
141,100		Wilshire Bancorp., Inc.	1,453,330	0.2
48,400		Xenia Hotels & Resorts, Inc.	756,008	0.1
			157,669,965	23.1

		Health Care: 12.2%
6,000		Acceleron Pharma, Inc.	158,340	0.0
76,200	L	Achillion Pharmaceuticals, Inc.	588,264	0.1
22,400		Acorda Therapeutics, Inc.	592,480	0.1
1,300		Adamas Pharmaceuticals, Inc.	18,798	0.0
17,200	L	Aduro Biotech, Inc.	220,332	0.0
800	L	Agios Pharmaceuticals, Inc.	32,480	0.0
25,800	L	AMAG Pharmaceuticals, Inc.	603,720	0.1
46,000	L	Amicus Therapeutics, Inc.	388,700	0.1
20,000		Amphastar Pharmaceuticals, Inc.	240,000	0.0
29,223		Amsurg Corp.	2,180,036	0.3
6,500		Anacor Pharmaceuticals, Inc.	347,425	0.1
25,100		Angiodynamics, Inc.	308,479	0.1
31,800		Applied Genetic Technologies Corp./DE	444,564	0.1
69,000		Ariad Pharmaceuticals, Inc.	440,910	0.1
39,300	L	aTyr Pharma, Inc.	154,842	0.0
2,200		Avalanche Biotechnologies, Inc.	11,374	0.0
28,900	L	Bellicum Pharmaceuticals, Inc.	270,215	0.0
9,500		Bluebird Bio, Inc.	403,750	0.1
7,400	L	Blueprint Medicines Corp.	133,570	0.0
7,300		Cambrex Corp.	321,200	0.1
86,200	L	Cara Therapeutics, Inc.	536,164	0.1
221,080		Catalent, Inc.	5,896,204	0.9
135,600		Catalyst Pharmaceuticals, Inc.	158,652	0.0
56,900	L	Celldex Therapeutics, Inc.	215,082	0.0
86,052		Centene Corp.	5,298,222	0.8
15,900		Chiasma, Inc.	145,644	0.0
24,200		Civitas Solutions, Inc.	421,806	0.1
19,400	L	Clovis Oncology, Inc.	372,480	0.1
21,200	L	Coherus Biosciences, Inc.	450,076	0.1
200,000		Cross Country Healthcare, Inc.	2,326,000	0.3
17,700		Cynosure, Inc.	780,924	0.1
11,500	L	Dicerna Pharmaceuticals, Inc.	61,640	0.0
30,900	L	Dimension Therapeutics, Inc.	241,947	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
14,900	L	Dynavax Technologies Corp.	$286,676	0.0
18,400	L	Editas Medicine, Inc.	635,536	0.1
31,000	L	Epizyme, Inc.	375,720	0.1
22,500	L	Esperion Therapeutics, Inc.	380,475	0.1
7,900		FibroGen, Inc.	168,191	0.0
27,100	L	Flex Pharma, Inc.	297,287	0.0
48,200	L	Foamix Pharmaceuticals Ltd.	314,264	0.1
30,600		Genocea Biosciences, Inc.	236,844	0.0
20,300	L	Global Blood Therapeutics, Inc.	321,958	0.1
45,300		Greatbatch, Inc.	1,614,492	0.2
109,822		Hanger Orthopedic Group, Inc.	713,843	0.1
39,940		HealthEquity, Inc.	985,320	0.2
140,748		Healthsouth Corp.	5,296,347	0.8
86,400		HeartWare International, Inc.	2,714,688	0.4
6,000	L	Heron Therapeutics, Inc.	113,940	0.0
7,100		ICU Medical, Inc.	739,110	0.1
87,564		Idexx Laboratories, Inc.	6,858,012	1.0
4,200	L	Immune Design Corp.	54,600	0.0
63,100	L	Infinity Pharmaceuticals, Inc.	332,537	0.1
32,700		Inogen, Inc.	1,470,846	0.2
29,800		Insulet Corp.	988,168	0.2
8,100		Intra-Cellular Therapies, Inc.	225,180	0.0
21,600	L	Karyopharm Therapeutics, Inc.	192,672	0.0
59,500		Kindred Healthcare, Inc.	734,825	0.1
14,900		MacroGenics, Inc.	279,375	0.0
42,619		Magellan Health Services, Inc.	2,895,109	0.4
21,200	L	Medicines Co.	673,524	0.1
75,600		Medidata Solutions, Inc.	2,926,476	0.4
51,400		Molina Healthcare, Inc.	3,314,786	0.5
19,300		Neurocrine Biosciences, Inc.	763,315	0.1
32,100		Nivalis Therapeutics, Inc.	133,857	0.0
25,400		NuVasive, Inc.	1,235,710	0.2
15,100	@	Nuvectra Corp.	81,691	0.0
109,700		Oncothyreon, Inc.	139,319	0.0
10,600		Ophthotech Corp.	448,062	0.1
106,600		OraSure Technologies, Inc.	770,718	0.1
21,850		Owens & Minor, Inc.	883,177	0.1
17,800		Pacira Pharmaceuticals, Inc./DE	943,044	0.1
2,500		Penumbra, Inc.	115,000	0.0
71,500		PharMerica Corp.	1,580,865	0.2
7,400	L	Puma Biotechnology, Inc.	217,338	0.0
10,600		RadNet, Inc.	51,198	0.0
75,900		Raptor Pharmaceutical Corp.	349,140	0.1
16,400	L	Revance Therapeutics, Inc.	286,344	0.0
1,500		Sage Therapeutics, Inc.	48,090	0.0
2,700		Seres Therapeutics, Inc.	71,712	0.0
63,400	L	Sientra, Inc.	433,656	0.1
4,800	L	Spark Therapeutics Inc.	141,648	0.0
26,300	@	Surgical Care Affiliates, Inc.	1,217,164	0.2
124,500	L	Synergy Pharmaceuticals, Inc.	343,620	0.1
11,500		Teladoc Inc.	110,400	0.0
316,200		Threshold Pharmaceuticals, Inc.	145,452	0.0
12,100		Ultragenyx Pharmaceutical, Inc.	766,051	0.1
44,900	L	Vitae Pharmaceuticals, Inc.	297,687	0.1
25,500	L	Voyager Therapeutics, Inc.	222,615	0.0
46,371		WellCare Health Plans, Inc.	4,300,910	0.6
82,819		West Pharmaceutical Services, Inc.	5,741,013	0.8
14,300		Xencor, Inc.	191,906	0.0
80,800	L	Zafgen, Inc.	539,744	0.1
			83,475,567	12.2

		Industrials: 18.2%
35,000		AAR Corp.	814,450	0.1
30,100		ABM Industries, Inc.	972,531	0.1
308,500		ACCO Brands Corp.	2,770,330	0.4
22,500		Alaska Air Group, Inc.	1,845,450	0.3
166,472		Allison Transmission Holdings, Inc.	4,491,415	0.7
114,967		Altra Industrial Motion Corp.	3,193,783	0.5
41,000		American Woodmark Corp.	3,058,190	0.4
79,200		Applied Industrial Technologies, Inc.	3,437,280	0.5
115,800		ArcBest Corp.	2,500,122	0.4
26,300		Argan, Inc.	924,708	0.1
24,525		Atlas Air Worldwide Holdings, Inc.	1,036,672	0.2
12,500		Barnes Group, Inc.	437,875	0.1
65,200		Barrett Business Services, Inc.	1,874,500	0.3
120,470		Brady Corp.	3,233,415	0.5
10,700		Columbus McKinnon Corp.	168,632	0.0
10,100		CRA International, Inc.	198,364	0.0
37,200		Cubic Corp.	1,486,512	0.2
133,462		Douglas Dynamics, Inc.	3,057,614	0.4
163,900		Eclipse Resouces Corp	236,016	0.0
31,200		EMCOR Group, Inc.	1,516,320	0.2
15,600		EnerSys	869,232	0.1
27,700		Engility Holdings, Inc.	519,652	0.1
55,700		Essendant, Inc.	1,778,501	0.3
33,800		Federal Signal Corp.	448,188	0.1
40,400		Freightcar America, Inc.	629,432	0.1
25,081		G&K Services, Inc.	1,837,183	0.3
95,254	L	Generac Holdings, Inc.	3,547,259	0.5
250,400		General Cable Corp.	3,057,384	0.4

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
98,500		Global Brass & Copper Holdings, Inc.	$2,457,575	0.4
11,100	L	Greenbrier Cos., Inc.	306,804	0.0
74,500		Hawaiian Holdings, Inc.	3,515,655	0.5
27,500		Heidrick & Struggles International, Inc.	651,750	0.1
137,339		Herman Miller, Inc.	4,242,402	0.6
4,500		Hurco Cos, Inc.	148,455	0.0
8,400		Hyster-Yale Materials Handling, Inc.	559,440	0.1
7,800		Insperity, Inc.	403,494	0.1
35,100		Interface, Inc.	650,754	0.1
15,900		Kadant, Inc.	718,044	0.1
99,655		KAR Auction Services, Inc.	3,800,842	0.6
4,300		Kelly Services, Inc.	82,216	0.0
25,700		Kimball International, Inc.	291,695	0.0
162,431		Knight Transportation, Inc.	4,247,571	0.6
66,900		Landstar System, Inc.	4,322,409	0.6
3,200		Matson, Inc.	128,544	0.0
219,400		Meritor, Inc.	1,768,364	0.3
7,100		Moog, Inc.	324,328	0.0
8,100		Park-Ohio Holdings Corp.	346,842	0.1
82,760		Quad/Graphics, Inc.	1,070,914	0.2
61,297		RBC Bearings, Inc.	4,490,618	0.7
61,050		Regal-Beloit Corp.	3,851,644	0.6
167,115	@	Rexnord Corp.	3,379,065	0.5
26,300		RPX Corp.	296,138	0.0
2,200		Standex International Corp.	171,182	0.0
63,800		Steelcase, Inc.	951,896	0.1
111,223		Toro Co.	9,578,525	1.4
20,900		Trimas Corp.	366,168	0.1
67,400		TrueBlue, Inc.	1,762,510	0.3
27,900		Tutor Perini Corp.	433,566	0.1
10,800		Universal Forest Products, Inc.	926,856	0.1
5,800		Universal Truckload Services, Inc.	95,526	0.0
42,994		US Ecology, Inc.	1,898,615	0.3
130,200	@	Vectrus, Inc.	2,962,050	0.4
8,300		Viad Corp.	242,028	0.0
1,500		VSE Corp.	101,835	0.0
39,700		Wabash National Corp.	524,040	0.1
113,975		Waste Connections, Inc.	7,361,645	1.1
26,405		Watsco, Inc.	3,557,810	0.5
33,200		West Corp.	757,624	0.1
76,600		YRC Worldwide, Inc.	713,912	0.1
			124,402,361	18.2

		Information Technology: 13.8%
25,700		Advanced Energy Industries, Inc.	894,103	0.1
16,800		Alpha & Omega Semiconductor Ltd.	199,080	0.0
155,000		Amkor Technology, Inc.	912,950	0.1
44,570		Aspen Technology, Inc.	1,610,314	0.2
118,100	@	AVG Technologies	2,450,575	0.4
72,743		Benchmark Electronics, Inc.	1,676,726	0.2
4,000		Blackhawk Network Holdings, Inc.	137,200	0.0
146,162		Blucora, Inc.	754,196	0.1
15,100		Brooks Automation, Inc.	157,040	0.0
56,100		Cabot Microelectronics Corp.	2,295,051	0.3
20,100		Carbonite, Inc.	160,197	0.0
62,700		Cohu, Inc.	744,876	0.1
41,800		Comtech Telecommunications	976,866	0.1
123,648		CoreLogic, Inc.	4,290,585	0.6
18,500		Cornerstone OnDemand, Inc.	606,245	0.1
200,131	L	Cypress Semiconductor Corp.	1,733,134	0.3
205,550		Emcore Corp.	1,027,750	0.2
23,500		Euronet Worldwide, Inc.	1,741,585	0.3
48,200		Everi Holdings, Inc.	110,378	0.0
5,400		EVERTEC, Inc.	75,492	0.0
111,463		Everyday Health, Inc.	624,193	0.1
18,700		ExlService Holdings, Inc.	968,660	0.1
580,100		Extreme Networks, Inc.	1,804,111	0.3
16,196		Factset Research Systems, Inc.	2,454,180	0.4
32,409		FEI Co.	2,884,725	0.4
30,700		First Solar, Inc.	2,102,029	0.3
67,400		Five9, Inc.	599,186	0.1
34,100		Formfactor, Inc.	247,907	0.0
98,200	L	GrubHub, Inc.	2,467,766	0.4
54,565	@	Guidewire Software, Inc.	2,972,701	0.4
14,900		Heartland Payment Systems, Inc.	1,438,893	0.2
59,991		Imperva, Inc.	3,029,545	0.4
78,400		Insight Enterprises, Inc.	2,245,376	0.3
73,600	L	Instructure, Inc.	1,320,384	0.2
140,200		IXYS Corp.	1,573,044	0.2
61,075	@	Kimball Electronics, Inc.	682,208	0.1
5,500		Littelfuse, Inc.	677,105	0.1
18,000		Methode Electronics, Inc.	526,320	0.1
34,300	@,L	Mimecast Ltd.	333,739	0.1
184,880		Monotype Imaging Holdings, Inc.	4,422,330	0.7
10,000		Nanometrics, Inc.	158,400	0.0
30,600		NeoPhotonics Corp.	429,624	0.1
37,328	L	NetSuite, Inc.	2,556,595	0.4
23,300		PDF Solutions, Inc.	311,754	0.1
79,600		Pegasystems, Inc.	2,020,248	0.3
18,760		PTC, Inc.	622,082	0.1
131,102		Q2 Holdings, Inc.	3,151,692	0.5
42,300		QLIK Technologies, Inc.	1,223,316	0.2
9,000		Qorvo, Inc.	453,690	0.1
18,900	L	Rapid7, Inc.	247,023	0.0
153,900		Rovi Corp.	3,156,489	0.5
137,200		Sanmina Corp.	3,207,736	0.5
64,200		Science Applications International Corp.	3,424,428	0.5
164,600		Sigma Designs, Inc.	1,119,280	0.2
31,244	@	Splunk, Inc.	1,528,769	0.2
30,200		SYKES Enterprises, Inc.	911,436	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
104,400		Take-Two Interactive Software, Inc.	$3,932,748	0.6
16,300		Tech Data Corp.	1,251,351	0.2
21,900		Tyler Technologies, Inc.	2,816,559	0.4
171,600		Ultra Clean Holdings	919,776	0.1
181,220	L	Unisys Corp.	1,395,394	0.2
13,800		Web.com Group, Inc.	273,516	0.0
26,289		WebMD Health Corp.	1,646,480	0.2
65,000		Xactly Corp.	445,250	0.1
168,700		Xcerra Corp.	1,099,924	0.2
			94,232,305	13.8

		Materials: 4.8%
29,900		A Schulman, Inc.	813,878	0.1
7,000		AEP Industries, Inc.	462,000	0.1
107,079		Aptargroup, Inc.	8,396,064	1.2
28,900	@	Boise Cascade Co.	598,808	0.1
54,400		Commercial Metals Co.	923,168	0.1
134,816		Crown Holdings, Inc.	6,685,525	1.0
43,500		FutureFuel Corp.	512,865	0.1
103,400		Graphic Packaging Holding Co.	1,328,690	0.2
38,100		Innophos Holdings, Inc.	1,177,671	0.2
2,500		Innospec, Inc.	108,400	0.0
27,100		Minerals Technologies, Inc.	1,540,635	0.2
31,300		Omnova Solutions, Inc.	174,028	0.0
10,510		Quaker Chemical Corp.	891,879	0.1
42,100		Schweitzer-Mauduit International, Inc.	1,325,308	0.2
105,368		Silgan Holdings, Inc.	5,602,417	0.8
23,400	@	Trinseo SA	861,354	0.1
29,600		WestRock Co.	1,155,288	0.2
9,250		Worthington Industries, Inc.	329,670	0.1
			32,887,648	4.8

		Telecommunication Services: 0.6%
19,200		8x8, Inc.	193,152	0.0
137,000		Inteliquent, Inc.	2,198,850	0.3
43,100	L	Ooma, Inc.	254,290	0.1
90,800	@	RingCentral, Inc.	1,430,100	0.2
			4,076,392	0.6

		Utilities: 3.5%
1,078		AGL Resources, Inc.	70,221	0.0
9,600		American States Water Co.	377,856	0.0
224,900		Atlantic Power Corp.	553,254	0.1
34,100		Dynegy, Inc.	490,017	0.1
3,100		El Paso Electric Co.	142,228	0.0
14,300		Idacorp, Inc.	1,066,637	0.1
7,400		MGE Energy, Inc.	386,650	0.1
48,300		New Jersey Resources Corp.	1,759,569	0.3
83,813		NorthWestern Corp.	5,175,453	0.8
219,455		Portland General Electric Co.	8,666,278	1.3
7,000		Southwest Gas Corp.	460,950	0.1
41,800	L	Spark Energy, Inc.	752,400	0.1
395,900	@	Talen Energy Corp.	3,563,100	0.5
140,800		TerraForm Global, Inc.	335,104	0.0
5,100		Westar Energy, Inc.	253,011	0.0
			24,052,728	3.5

	Total Common Stock
	(Cost $592,118,928)		666,791,160	97.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
	Securities Lending Collateralcc: 3.6%
5,754,234	Bank of Nova Scotia, Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $5,754,284, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-4.500%, Market Value plus accrued interest $5,869,371, due 04/15/17-03/01/46)	5,754,234	0.9
5,754,234	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $5,754,286, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $5,869,318, due 04/01/16-02/20/61)	5,754,234	0.8
5,433,537	Daiwa Capital Markets, Repurchase Agreement dated 03/31/16, 0.36%, due 04/01/16 (Repurchase Amount $5,433,591, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $5,542,208, due 05/31/16-09/09/49)	5,433,537	0.8

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
5,754,234	Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $5,754,284, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-6.000%, Market Value plus accrued interest $5,869,326, due 03/31/18-08/01/48)	$5,754,234	0.9
1,531,889	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $1,531,905, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,565,624, due 04/15/18-01/15/29)	1,531,889	0.2
		24,228,128	3.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
17,381,862	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $17,381,862)	17,381,862	2.5

	Total Short-Term Investments
	(Cost $41,609,990)	41,609,990	6.1

	Total Investments in Securities (Cost $633,728,918)	$708,401,150	103.6
	Liabilities in Excess of Other Assets	(24,598,732)	(3.6)
	Net Assets	$683,802,418	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $637,157,251.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$129,295,382
Gross Unrealized Depreciation	(58,051,483)

Net Unrealized Appreciation	$71,243,899

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$666,791,160	$–	$–	$666,791,160
Short-Term Investments	17,381,862	24,228,128	–	41,609,990
Total Investments, at fair value	$684,173,022	$24,228,128	$–	$708,401,150
Other Financial Instruments+
Futures	287,881	–	–	287,881
Total Assets	$684,460,903	$24,228,128	$–	$708,689,031

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2016, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	62	06/17/16	$6,879,520	$287,881
			$6,879,520	$287,881

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for VY® JPMorgan Small Cap Core Equity Portfolio as of March 31, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$287,881
Total Asset Derivatives		$287,881

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.8%
	France: 11.0%
161,719	L'Oreal S.A.	$28,929,389	6.7
97,711	Pernod Ricard SA	10,880,405	2.5
100,639	Sanofi	8,090,972	1.8
		47,900,766	11.0

	Germany: 2.2%
117,288	SAP SE	9,437,998	2.2

	Italy: 1.0%
456,404	Davide Campari-Milano S.p.A.	4,555,417	1.0

	Japan: 2.6%
273,500	Japan Tobacco, Inc.	11,383,796	2.6

	Netherlands: 0.9%
222,711	@ Relx NV	3,882,872	0.9

	Switzerland: 4.8%
277,125	Nestle S.A.	20,679,281	4.8

	United Kingdom: 24.4%
535,258	British American Tobacco PLC	31,299,619	7.2
461,660	Experian PLC	8,240,357	1.9
353,971	Reckitt Benckiser Group PLC	34,142,747	7.9
322,369	Relx PLC	5,980,271	1.4
579,101	Unilever PLC	26,113,172	6.0
		105,776,166	24.4

	United States: 50.9%
28,273	3M Co.	4,711,130	1.1
180,584	Accenture PLC	20,839,394	4.8
328,117	Altria Group, Inc.	20,559,811	4.7
130,465	Automatic Data Processing, Inc.	11,704,015	2.7
52,086	Intuit, Inc.	5,417,465	1.2
668,786	Microsoft Corp.	36,937,051	8.5
405,940	Mondelez International, Inc.	16,286,313	3.8
41,806	Moody's Corp.	4,036,787	0.9
109,907	Nike, Inc.	6,755,983	1.6
122,664	Philip Morris International, Inc.	12,034,565	2.8
391,107	Reynolds American, Inc.	19,676,593	4.5
140,078	Time Warner, Inc.	10,162,659	2.3
337,883	Twenty-First Century Fox, Inc. - Class A	9,420,178	2.2
367,156	Twenty-First Century Fox, Inc. - Class B	10,353,799	2.4
239,490	Visa, Inc. - Class A	18,316,195	4.2
139,566	Walt Disney Co.	13,860,300	3.2
		221,072,238	50.9

	Total Common Stock
	(Cost $345,811,929)	424,688,534	97.8

	Assets in Excess of Other Liabilities	9,397,864	2.2
	Net Assets	$434,086,398	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $346,337,151.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$84,049,618
Gross Unrealized Depreciation	(5,698,235)

Net Unrealized Appreciation	$78,351,383

Industry Diversification	Percentage of Net Assets
Agriculture	21.8%
Cosmetics/Personal Care	12.7
Media	12.4
Software	11.9
Food Products	8.6
Household Products/Wares	7.9
IT Services	7.5
Diversified Financial Services	5.1
Beverages	2.5
Commercial Services	1.9
Pharmaceuticals	1.8
Apparel	1.6
Industrial Conglomerates	1.1
Beverage & Tobacco	1.0
Assets in Excess of Other Liabilities	2.2
Net Assets	100.0%

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
France	$–	$47,900,766	$–	$47,900,766
Germany	–	9,437,998	–	9,437,998
Italy	–	4,555,417	–	4,555,417
Japan	–	11,383,796	–	11,383,796
Netherlands	–	3,882,872	–	3,882,872
Switzerland	–	20,679,281	–	20,679,281
United Kingdom	–	105,776,166	–	105,776,166
United States	221,072,238	–	–	221,072,238
Total Common Stock	221,072,238	203,616,296	–	424,688,534
Total Investments, at fair value	$221,072,238	$203,616,296	$–	$424,688,534

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 58.7%
		Consumer Discretionary: 6.3%
112,800		Amazon.com, Inc.	$66,962,592	1.2
145,979		Autozone, Inc.	116,300,010	2.0
1,132,000		Comcast Corp. – Class A	69,142,560	1.2
826,032		Compass Group PLC	14,561,564	0.3
78,600		Hilton Worldwide Holdings, Inc.	1,770,072	0.0
1,196,596		Johnson Controls, Inc.	46,631,346	0.8
576,100		Lowe's Cos, Inc.	43,639,575	0.7
22,208		O'Reilly Automotive, Inc.	6,077,441	0.1
			365,085,160	6.3

		Consumer Staples: 3.5%
501,000		Altria Group, Inc.	31,392,660	0.5
414,700		CVS Health Corp.	43,016,831	0.7
528,588		Mondelez International, Inc.	21,206,951	0.4
201,300		PepsiCo, Inc.	20,629,224	0.4
802,700		Philip Morris International, Inc.	78,752,897	1.3
155,658		SABMiller PLC	9,507,226	0.2
			204,505,789	3.5

		Energy: 0.8%
1,647,100		Canadian Natural Resources Ltd.	44,471,700	0.8

		Financials: 11.9%
303,900		Affiliated Managers Group, Inc.	49,353,360	0.8
544,500		American Tower Corp.	55,740,465	1.0
3,020,700		Bank of New York Mellon Corp.	111,252,381	1.9
112,100		Blackrock, Inc.	38,177,897	0.7
1,707,050		Iron Mountain, Inc.	57,886,065	1.0
4,605,200		Marsh & McLennan Cos., Inc.	279,950,108	4.8
852,286		Willis Towers Watson PLC	101,132,257	1.7
			693,492,533	11.9

		Health Care: 15.6%
2,737,700		Abbott Laboratories	114,517,991	2.0
760,500		Aetna, Inc.	85,442,175	1.5
52,800	@	Allergan plc	14,151,984	0.2
670,149		Becton Dickinson & Co.	101,742,021	1.8
294,600		Biogen, Inc.	76,690,272	1.3
152,100		Humana, Inc.	27,826,695	0.5
1,216,700		PerkinElmer, Inc.	60,177,982	1.0
3,380,824		Pfizer, Inc.	100,207,623	1.7
1,211,468		Thermo Fisher Scientific, Inc.	171,531,754	2.9
593,224		UnitedHealth Group, Inc.	76,466,574	1.3
1,821,789		Zoetis, Inc.	80,759,907	1.4
			909,514,978	15.6

		Industrials: 9.4%
454,000		Ametek, Inc.	22,690,920	0.4
239,200		Boeing Co.	30,364,048	0.5
1,561,194		Capita Group PLC	23,307,927	0.4
2,172,216		Danaher Corp.	206,056,410	3.5
290,800		IDEX Corp.	24,101,504	0.4
230,700		IHS, Inc.	28,643,712	0.5
957,800		Pentair PLC	51,970,228	0.9
286,600		Roper Technologies, Inc.	52,381,882	0.9
297,700	@	Sensata Technologies Holdings N.V.	11,562,668	0.2
2,662,200		Tyco International Plc	97,729,362	1.7
			548,808,661	9.4

		Information Technology: 9.0%
20,100		Alphabet, Inc. - Class A	15,334,290	0.3
73,619		Alphabet, Inc. - Class C	54,842,474	0.9
788,000		Apple, Inc.	85,884,120	1.5
930,214		Fiserv, Inc.	95,421,352	1.6
248,000		FleetCor Technologies, Inc.	36,890,000	0.6
2,107,500		Microsoft Corp.	116,397,225	2.0
880,920		Netscout Systems, Inc.	20,234,732	0.4
309,300		SS&C Technologies Holdings, Inc.	19,615,806	0.3
250,823		Texas Instruments, Inc.	14,402,257	0.2
880,900		Visa, Inc. - Class A	67,371,232	1.2
			526,393,488	9.0

		Telecommunication Services: 0.4%
263,700		SBA Communications Corp.	26,414,829	0.4

		Utilities: 1.8%
1,684,337		PG&E Corp.	100,588,606	1.7
138,100		Xcel Energy, Inc.	5,775,342	0.1
			106,363,948	1.8

	Total Common Stock
	(Cost $2,979,142,193)		3,425,051,086	58.7

PREFERRED STOCK: 2.3%
		Financials: 1.1%
316,265	@	American Tower Corp.	32,535,762	0.6
250,000	@,P	Charles Schwab Corp. - Series C	6,595,000	0.1
23,000	@,P	Charles Schwab Corp. - Series D	599,150	0.0
165,000	@,P	State Street Corp.	4,382,400	0.0
205,000	@,P	US Bancorp Series F	5,393,550	0.1
166,000	@,P	US Bancorp Series G	4,883,720	0.1
9,000	@	Wells Fargo & Co.	10,845,090	0.2
			65,234,672	1.1

		Health Care: 0.5%
28,414	@	Allergan PLC	26,116,444	0.5

		Telecommunication Services: 0.1%
123,056	@	T-Mobile US, Inc.	8,146,307	0.1

		Utilities: 0.6%
189,375	@,P	SCE Trust I	4,830,956	0.1
29,790	@,P	SCE Trust II	754,283	0.0
324,305	@,P	SCE Trust III	8,717,318	0.2

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Utilities: (continued)
540,000	@,P	SCE Trust IV	$14,056,200	0.2
175,000	@,P	SCE Trust V	4,663,750	0.1
			33,022,507	0.6

	Total Preferred Stock
	(Cost $129,260,852)		132,519,930	2.3

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 22.4%
			Basic Materials: 0.2%
	6,130,000		Cytec Industries, Inc., 3.950%, 05/01/25	5,958,194	0.1
	3,920,000		Ecolab, Inc., 2.000%, 01/14/19	3,958,236	0.1
				9,916,430	0.2

			Cable & Satellite Television: 0.5%
	29,450,000		UPC Financing Partnership, 3.344%, 06/30/21	29,219,937	0.5

			Communications: 5.2%
	7,190,000		Amazon.com, Inc., 2.600%, 12/05/19	7,488,939	0.1
	6,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 06/01/20	6,251,250	0.1
	2,725,000	#	CCO Safari II LLC, 3.579%, 07/23/20	2,787,751	0.0
	4,250,000	#	Cequel Communications Holdings I, LLC / Cequel Capital Corp., 6.375%, 09/15/20	4,228,750	0.1
	7,273,495		Cequel Communications LLC - TL B, 3.813%, 02/14/19	7,234,858	0.1
	3,957,716		Charter Communications Operating LLC, 3.000%, 01/31/21	3,946,274	0.1
	4,460,625		Charter Communications Operating LLC, 3.000%, 03/08/20	4,450,517	0.1
	5,500,000		DISH DBS Corp., 4.625%, 07/15/17	5,623,750	0.1
	66,119,466		Intelsat TL 4/2/18, 3.750%, 06/30/19	61,842,396	1.1
	8,825,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	9,155,937	0.1
	21,500,000		SBA Communications Corp., 5.750%, 07/15/20	22,279,375	0.4
	9,488,462		Telesat Canada, 3.500%, 03/28/19	9,460,709	0.2
CAD	1,331,250		Telesat Canada, 4.400%, 03/27/17	1,022,026	0.0
CAD	7,780,000		Telesat Canada, 4.430%, 03/28/19	5,964,167	0.1
	8,790,000	#	Telesat Canada, 6.000%, 05/15/17	8,800,988	0.1
	3,430,000		Time Warner Cable, Inc., 5.850%, 05/01/17	3,576,670	0.1
	1,400,000		T-Mobile USA, Inc., 5.250%, 09/01/18	1,438,500	0.0
	20,225,000		T-Mobile USA, Inc., 6.542%, 04/28/20	20,983,437	0.4
	8,550,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 01/15/23	8,795,813	0.1
	7,775,000	#	Unitymedia KabelBW GmbH, 6.125%, 01/15/25	8,129,734	0.1
EUR	8,800,000	#	UPC Holding BV, 6.375%, 09/15/22	10,721,999	0.2
	26,383,500	#	UPCB Finance V Ltd., 7.250%, 11/15/21	27,999,489	0.5
	37,462,500	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	39,757,078	0.7
	550,000	#	Virgin Media Finance PLC, 6.000%, 10/15/24	567,188	0.0
	6,200,000	#	Virgin Media Secured Finance PLC, 5.250%, 01/15/26	6,231,000	0.1
	10,642,500	#	Virgin Media Secured Finance PLC, 5.375%, 04/15/21	11,134,716	0.2
GBP	2,227,500	#	Virgin Media Secured Finance PLC, 6.000%, 04/15/21	3,350,000	0.1
				303,223,311	5.2

			Consumer, Cyclical: 3.7%
	3,525,000		American Honda Finance Corp., 0.950%, 05/05/17	3,526,505	0.1
	3,050,000		AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	3,141,500	0.1
	1,375,000		AmeriGas Finance, LLC/AmeriGas Finance Corp., 6.750%, 05/20/20	1,416,250	0.0
	2,895,000		AutoZone, Inc., 2.500%, 04/15/21	2,907,764	0.0
	6,500,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.250%, 03/15/21	6,768,125	0.1
	3,415,733		Continental Airlines, Inc., 4.150%, 04/11/24	3,531,014	0.1
	772,750		Continental Airlines, Inc., 6.250%, 10/11/21	808,489	0.0
	1,430,232		Continental Airlines, Inc., 7.250%, 11/10/19	1,614,374	0.0
	1,816,127		Continental Airlines, Inc., 9.000%, 01/08/18	1,857,444	0.0
	1,065,872		Delta Air Lines, 5.300%, 04/15/19	1,139,151	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Consumer, Cyclical: (continued)
	1,153,879		Delta Air Lines, 7.750%, 06/17/21	$1,291,652	0.0
	13,175,000		Ford Motor Credit Co. LLC, 1.260%, 03/27/17	13,114,461	0.2
	17,815,000		Ford Motor Credit Co. LLC, 1.461%, 03/27/17	17,795,742	0.3
	6,350,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	6,384,900	0.1
	3,100,000		Ford Motor Credit Co. LLC, 4.250%, 02/03/17	3,169,815	0.1
	8,450,000		Ford Motor Credit Co. LLC, 1.154%, 09/08/17	8,345,169	0.1
	12,600,000		Ford Motor Credit Co. LLC, 1.206%, 12/06/17	12,407,989	0.2
	4,250,000		Ford Motor Credit Co. LLC, 1.724%, 12/06/17	4,220,743	0.1
	6,615,000		Ford Motor Credit Co. LLC, 1.870%, 05/09/16	6,620,113	0.1
	3,855,000		Ford Motor Credit Co. LLC, 2.145%, 01/09/18	3,852,498	0.1
	8,650,000		Ford Motor Credit Co. LLC, 2.375%, 03/12/19	8,709,451	0.1
	3,750,000		Ford Motor Credit Co. LLC, 5.000%, 05/15/18	3,962,201	0.1
	3,850,000		Ford Motor Credit Co. LLC, 6.625%, 08/15/17	4,085,289	0.1
	7,325,000		Hanesbrands, Inc., 6.375%, 12/15/20	7,590,531	0.1
	8,172,039		Hilton Worldwide Finance LLC - TL B 1L, 3.500%, 09/23/20	8,184,298	0.1
	922,059		Kasima LLC - Term Loan B, 3.250%, 05/17/21	916,585	0.0
	3,325,000		Levi Strauss & Co., 6.875%, 05/01/22	3,607,625	0.1
	8,525,000		L Brands, Inc., 6.625%, 04/01/21	9,632,398	0.2
	8,900,000		L Brands, Inc., 6.900%, 07/15/17	9,445,125	0.2
	3,250,000		L Brands, Inc., 7.000%, 05/01/20	3,736,493	0.1
	2,575,000		L Brands, Inc., 8.500%, 06/15/19	3,025,882	0.1
	870,000		McDonald's Corp., 2.100%, 12/07/18	888,374	0.0
	13,525,000		Rite Aid Corp., 6.750%, 06/15/21	14,319,594	0.2
	19,075,000		Rite Aid Corp., 9.250%, 03/15/20	20,076,438	0.3
	5,576,000	#	Six Flags Entertainment Corp., 5.250%, 01/15/21	5,757,220	0.1
	1,525,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	1,559,313	0.0
	2,969,195		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	3,269,826	0.1
	434,372		US Airways 2010-1 Class B Pass Through Trust, 8.500%, 10/22/18	454,462	0.0
	534,801		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 06/03/25	567,226	0.0
	837,750		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 06/03/21	871,783	0.0
	3,089,273		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/27	3,179,634	0.1
	959,078		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	989,649	0.0
				218,743,095	3.7

			Consumer, Non-cyclical: 2.8%
	5,025,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	5,099,792	0.1
	2,925,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	3,009,015	0.1
	6,410,000		Anheuser-Busch InBev Finance, Inc., 1.879%, 02/01/21	6,543,879	0.1
	3,075,000		B&G Foods, Inc., 4.625%, 06/01/21	3,136,500	0.1
	5,525,000		Becton Dickinson and Co., 1.800%, 12/15/17	5,551,001	0.1
	3,805,000		Becton Dickinson and Co., 2.675%, 12/15/19	3,905,049	0.1
	3,900,000		Centene Corp., 5.750%, 06/01/17	4,041,375	0.1
	12,942,937		DaVita HealthCare Partners, Inc., 3.500%, 06/24/21	12,985,403	0.2
	29,175,000		DaVita, Inc., 5.750%, 08/15/22	30,560,812	0.5
EUR	2,471,049		DE Master Blenders, 3 month EURIBOR plus 350bps, 4.250%, 05/09/21	2,822,357	0.1
	16,418,537		DE Master Blenders, 4.250%, 05/09/21	16,459,584	0.3
	3,735,000		Eli Lilly & Co., 1.250%, 03/01/18	3,763,659	0.1
	6,593,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	7,217,278	0.1
	4,175,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	4,607,112	0.1
	3,250,000		HCA, Inc., 6.500%, 02/15/20	3,575,000	0.1
	8,950,000		HCA, Inc., 8.000%, 10/01/18	10,057,562	0.2
	2,190,000		Johnson & Johnson, 1.125%, 11/21/17	2,203,118	0.0
	2,315,000		Kroger Co/The, 2.000%, 01/15/19	2,349,359	0.0
	4,945,000		Medtronic, Inc., 1.500%, 03/15/18	4,989,594	0.1
	4,860,000		Medtronic, Inc., 2.500%, 03/15/20	5,033,886	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,640,000		PepsiCo, Inc., 1.250%, 04/30/18	$1,653,207	0.0
8,210,805		Pinnacle Foods Finance LLC - TL G 1L, 3.000%, 04/29/20	8,216,668	0.1
7,355,688		Pinnacle Foods Finance LLC - TL H 1L, 3.000%, 04/29/20	7,358,755	0.1
1,025,000	#	TreeHouse Foods, Inc., 6.000%, 02/15/24	1,091,625	0.0
2,680,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	2,695,024	0.0
2,525,000		WellCare Health Plans, Inc., 5.750%, 11/15/20	2,622,844	0.0
			161,549,458	2.8

		Energy: 4.1%
1,935,000		Canadian Natural Resources Ltd., 1.750%, 01/15/18	1,887,846	0.0
6,425,000		Chevron Corp., 1.365%, 03/02/18	6,450,443	0.1
11,150,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	11,177,875	0.2
25,550,000	L	Concho Resources, Inc./Midland TX, 7.000%, 01/15/21	25,933,250	0.5
5,650,000		Concho Resources, Inc., 5.500%, 10/01/22	5,579,375	0.1
19,750,000		Concho Resources, Inc., 5.500%, 04/01/23	19,453,750	0.3
7,750,000	L	Diamondback Energy, Inc., 7.625%, 10/01/21	8,021,250	0.1
18,800,000		EQT Corp., 4.875%, 11/15/21	18,021,680	0.3
3,645,000		EQT Corp., 8.125%, 06/01/19	3,931,304	0.1
3,745,000		Equitable Resources, Inc., 6.500%, 04/01/18	3,844,812	0.1
5,450,000		Matador Resources Co., 6.875%, 04/15/23	5,218,375	0.1
26,014,000	#	MPLX L.P., 4.500%, 07/15/23	23,916,465	0.4
3,050,000	#	MPLX L.P., 4.875%, 12/01/24	2,818,078	0.1
20,320,000	#	MPLX L.P., 5.500%, 02/15/23	19,703,694	0.3
1,145,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,109,379	0.0
6,750,000	#	Range Resources Corp., 4.875%, 05/15/25	5,940,000	0.1
17,850,000	L	Range Resources Corp., 5.000%, 03/15/23	15,217,125	0.3
15,325,000		Range Resources Corp., 5.750%, 06/01/21	13,600,937	0.2
17,575,000	L	Range Resources Corp., 5.000%, 08/15/22	15,246,313	0.3
10,335,000		Shell International Finance BV, 1.071%, 05/11/20	10,041,248	0.2
6,675,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	5,907,375	0.1
5,975,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	5,556,750	0.1
8,000,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 02/01/21	7,880,000	0.1
2,400,000		Targe Resources Partners, 4.125%, 11/15/19	2,278,512	0.0
			238,735,836	4.1

		Financial: 2.6%
6,135,000		American Tower Corp., 3.300%, 02/15/21	6,249,626	0.1
8,750,000		Bank of New York Mellon Corp., 4.950%, 06/20/20	8,750,000	0.1
1,800,000		CBRE Services, Inc., 5.000%, 03/15/23	1,856,282	0.0
14,832,000		Crown Castle International Corp., 4.875%, 04/15/22	15,910,286	0.3
24,600,000		Crown Castle International Corp., 5.250%, 01/15/23	26,537,250	0.5
5,975,000	#	Hockey Merger Sub 2, Inc., 7.875%, 10/01/21	5,900,313	0.1
14,000,000		HUB International Ltd., 4.000%, 10/02/20	13,653,500	0.2
4,150,000	#	HUB International Ltd, 9.250%, 02/15/21	4,316,000	0.1
4,880,000		International Lease Finance Corp., 2.584%, 06/15/16	4,884,792	0.1
8,500,000	#	Iron Mountain, Inc., 6.000%, 10/01/20	8,997,250	0.2
15,110,000		JPMorgan Chase & Co., 5.300%, 12/29/49	15,185,550	0.3
2,170,000		Marsh & McLennan Cos, Inc., 2.350%, 03/06/20	2,189,085	0.0
1,115,000		Marsh & McLennan Cos, Inc., 3.300%, 03/14/23	1,137,839	0.0
1,895,000		National Rural Utilities Cooperative Finance Corp., 0.950%, 04/24/17	1,895,110	0.0
175,000		Regions Bank/Birmingham AL, 7.500%, 05/15/18	192,963	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
6,640,000		State Street Corp., 5.250%, 12/29/49	$6,756,864	0.1
74,000		Synovus Financial Corp., 5.125%, 06/15/17	75,665	0.0
4,200,000		Trinity Acquisition PLC, 4.400%, 03/15/26	4,271,068	0.1
4,550,000		USI, Inc., 4.250%, 12/27/19	4,487,438	0.1
18,565,000		Visa, Inc., 1.200%, 12/14/17	18,680,641	0.3
			151,927,522	2.6

		Industrial: 1.2%
1,795,000		Amphenol Corp., 1.550%, 09/15/17	1,792,647	0.0
525,000		Case New Holland, Inc., 7.875%, 12/01/17	567,000	0.0
3,600,000		Caterpillar Financial Services Corp., 1.250%, 11/06/17	3,611,232	0.1
2,190,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	2,244,533	0.0
9,950,000		CNH Capital LLC, 3.625%, 04/15/18	9,999,750	0.2
9,125,000		CNH Capital LLC, 6.250%, 11/01/16	9,353,125	0.2
5,575,000		CNH Industrial Capital LLC, 3.250%, 02/01/17	5,588,937	0.1
1,765,000		Harris Corp., 1.999%, 04/27/18	1,762,903	0.0
10,075,000		Manitowoc Foodservice, Inc., 5.750%, 03/04/23	10,129,576	0.2
775,000	#	Manitowoc Foodservice, Inc., 9.500%, 02/15/24	848,625	0.0
1,250,000	#	Moog, Inc., 5.250%, 12/01/22	1,254,688	0.0
3,325,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	3,420,594	0.1
1,925,000		Reynolds Group Issuer, Inc., 6.875%, 02/15/21	1,993,578	0.0
2,100,000		SBA Communications Corp., 4.875%, 07/15/22	2,134,125	0.0
10,770,000		SBA Communications Corp., 5.625%, 10/01/19	11,281,575	0.2
2,625,000		Xylem, Inc./NY, 3.550%, 09/20/16	2,627,696	0.1
850,000		Xylem, Inc./NY, 4.875%, 10/01/21	917,524	0.0
			69,528,108	1.2

		Technology: 1.8%
10,757,050		First Data Corp., 3.932%, 03/24/18	10,749,553	0.2
8,150,000		First Data Corp., 3.932%, 09/24/18	8,138,117	0.1
6,840,000		Fiserv, Inc., 2.700%, 06/01/20	6,966,157	0.1
4,400,000		IHS, Inc., 5.000%, 11/01/22	4,581,500	0.1
1,450,000	#,L	IMS Health, Inc., 6.000%, 11/01/20	1,493,500	0.0
6,078,700		Kronos, Inc., 4.500%, 10/30/19	6,046,786	0.1
10,844,495		Kronos, Inc., 9.750%, 04/30/20	10,820,778	0.2
2,800,000	#	NXP BV / NXP Funding LLC, 3.500%, 09/15/16	2,810,500	0.1
27,638,000	#	NXP BV / NXP Funding LLC, 3.750%, 06/01/18	28,052,570	0.5
10,150,000	#	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	10,670,188	0.2
4,325,000		NXP BV TL B 1L, 3.750%, 12/07/20	4,341,556	0.1
7,245,000	#	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23	7,559,708	0.1
			102,230,913	1.8

		Utilities: 0.3%
1,175,000		AmeriGas Partners L.P./AmeriGas Finance Corp., 6.250%, 08/20/19	1,204,375	0.0
4,270,000		Berkshire Hathaway Energy Co., 2.400%, 02/01/20	4,356,207	0.1
2,080,000		CMS Energy Corp., 6.550%, 07/17/17	2,208,592	0.0
970,000		CMS Energy Corp., 8.750%, 06/15/19	1,173,473	0.0
2,440,000		Otter Tail Corp., 9.000%, 12/15/16	2,541,516	0.1
4,000,000		Southern California Gas Co., 3.200%, 06/15/25	4,189,308	0.1
2,031,683		Texas Competitive Electric Holdings Co. LLC, 3.750%, 05/05/16	2,027,874	0.0
2,445,000		Virginia Electric & Power Co., 3.150%, 01/15/26	2,528,565	0.0
			20,229,910	0.3

	Total Corporate Bonds/Notes
	(Cost $1,315,639,222)		1,305,304,520	22.4

ASSET-BACKED SECURITIES: 0.1%
		Other Asset-Backed Securities: 0.1%
2,687,850	#	DB Master Finance LLC 2015-1 A2I, 3.262%, 02/20/45	2,653,567	0.0
3,994,925	#	Wendys Funding LLC 2015-1A A2I, 3.371%, 06/15/45	3,933,842	0.1

	Total Asset-Backed Securities
	(Cost $6,682,775)		6,587,409	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: 0.2%
10,634,000	KFW, 0.500%, 04/19/16	$10,634,383	0.2

	Total Foreign Government Bonds
	(Cost $10,599,865)	10,634,383	0.2

	Total Long-Term Investments
	(Cost $4,441,324,907)	4,880,097,328	83.7

SHORT-TERM INVESTMENTS: 17.3%
	Corporate Bonds/Notes: 0.0%
1,925,000	# Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 5.625%, 12/15/16
	(Cost $1,900,627)	1,921,391	0.0

	Securities Lending Collateralcc: 0.5%
6,302,193	Bank of Montreal, Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $6,302,245, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $6,428,237, due 05/26/16-09/09/49)	6,302,193	0.1
6,674,110	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $6,674,170, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $6,807,592, due 04/01/16-02/20/61)	6,674,110	0.1
6,674,110	Daiwa Capital Markets, Repurchase Agreement dated 03/31/16, 0.36%, due 04/01/16 (Repurchase Amount $6,674,176, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $6,807,592, due 05/31/16-09/09/49)	6,674,110	0.1
6,674,110	Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $6,674,169, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-6.000%, Market Value plus accrued interest $6,807,601, due 03/31/18-08/01/48)	6,674,110	0.1
1,776,755	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $1,776,773, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,815,882, due 04/15/18-01/15/29)	1,776,755	0.1
		28,101,278	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 16.8%
977,674,283	T. Rowe Price Reserve Investment Fund, 0.330%††
	(Cost $977,674,283)	977,674,283	16.8

	Total Short-Term Investments
	(Cost $1,007,676,188)	1,007,696,952	17.3

	Total Investments in Securities (Cost $5,449,001,095)	$5,887,794,280	101.0
	Liabilities in Excess of Other Assets	(60,046,565)	(1.0)
	Net Assets	$5,827,747,715	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound

Cost for federal income tax purposes is $5,459,985,127.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$508,312,696
Gross Unrealized Depreciation	(80,503,543)

Net Unrealized Appreciation	$427,809,153

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$350,523,596	$14,561,564	$–	$365,085,160
Consumer Staples	194,998,563	9,507,226	–	204,505,789
Energy	44,471,700	–	–	44,471,700
Financials	693,492,533	–	–	693,492,533
Health Care	909,514,978	–	–	909,514,978
Industrials	525,500,734	23,307,927	–	548,808,661
Information Technology	526,393,488	–	–	526,393,488
Telecommunication Services	26,414,829	–	–	26,414,829
Utilities	106,363,948	–	–	106,363,948
Total Common Stock	3,377,674,369	47,376,717	–	3,425,051,086
Preferred Stock	67,687,805	64,832,125	–	132,519,930
Corporate Bonds/Notes	–	1,305,304,520	–	1,305,304,520
Short-Term Investments	977,674,283	30,022,669	–	1,007,696,952
Foreign Government Bonds	–	10,634,383	–	10,634,383
Asset-Backed Securities	–	6,587,409	–	6,587,409
Total Investments, at fair value	$4,423,036,457	$1,464,757,823	$–	$5,887,794,280
Liabilities Table
Other Financial Instruments+
Written Options	$(319,572)	$(18,093,934)	$–	$(18,413,506)
Total Liabilities	$(319,572)	$(18,093,934)	$–	$(18,413,506)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2016, the following exchange-traded written options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
Apple, Inc.	130.00	01/20/17	594	$440,740	$(146,124)
Apple, Inc.	135.00	01/20/17	594	358,175	(102,168)
Apple, Inc.	140.00	01/20/17	594	290,461	(71,280)
				$1,089,376	$(319,572)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

At March 31, 2016, the following over-the-counter written options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Securities
2,505	Citigroup, Inc.	Altria Group, Inc.	65.000	USD	01/20/17	$414,583	$(521,040)
2,505	Citigroup, Inc.	Altria Group, Inc.	67.500	USD	01/20/17	261,964	(325,650)
298	Citigroup, Inc.	American Tower Corp.	105.000	USD	01/20/17	91,486	(172,840)
298	Citigroup, Inc.	American Tower Corp.	110.000	USD	01/20/17	61,686	(110,260)
1,188	Citigroup, Inc.	Apple, Inc.	130.000	USD	01/20/17	785,496	(292,248)
1,188	Citigroup, Inc.	Apple, Inc.	135.000	USD	01/20/17	639,966	(204,336)
1,188	Citigroup, Inc.	Apple, Inc.	140.000	USD	01/20/17	510,736	(142,560)
4,810	Deutsche Bank AG	Bank of New York Mellon Corp.	45.000	USD	01/20/17	1,218,191	(269,360)
3,298	Deutsche Bank AG	Bank of New York Mellon Corp.	47.000	USD	01/20/17	798,116	(108,834)
467	Deutsche Bank AG	Boeing Co.	160.000	USD	01/20/17	349,214	(33,157)
468	Deutsche Bank AG	Boeing Co.	165.000	USD	01/20/17	275,733	(23,868)
468	Deutsche Bank AG	Boeing Co.	170.000	USD	01/20/17	213,907	(14,508)
4,703	Citigroup, Inc.	Comcast Corp.- Class A	62.500	USD	01/20/17	1,587,693	(1,702,486)
6,617	Citigroup, Inc.	Comcast Corp.- Class A	65.000	USD	01/20/17	1,479,324	(1,614,548)
667	JPMorgan Chase & Co.	CVS Health Corp.	100.000	USD	01/20/17	403,610	(586,960)
667	JPMorgan Chase & Co.	CVS Health Corp.	105.000	USD	01/20/17	282,231	(396,865)
667	JPMorgan Chase & Co.	CVS Health Corp.	110.000	USD	01/20/17	187,529	(246,790)
1,571	Citigroup, Inc.	Danaher Corp.	92.500	USD	01/20/17	685,036	(1,217,525)
1,571	Citigroup, Inc.	Danaher Corp.	95.000	USD	01/20/17	529,820	(989,730)
502	Deutsche Bank AG	Danaher Corp.	105.000	USD	01/20/17	236,944	(102,910)
502	Deutsche Bank AG	Danaher Corp.	110.000	USD	01/20/17	156,624	(57,730)
502	Deutsche Bank AG	Danaher Corp.	115.000	USD	01/20/17	95,380	(26,355)
411	Citigroup, Inc.	Lowe's Cos, Inc.	80.000	USD	01/20/17	92,126	(158,646)
411	Citigroup, Inc.	Lowe's Cos, Inc.	82.500	USD	01/20/17	68,247	(117,546)
411	Citigroup, Inc.	Lowe's Cos, Inc.	85.000	USD	01/20/17	49,709	(88,365)
5,313	Deutsche Bank AG	Microsoft Corp.	62.500	USD	01/20/17	976,332	(887,271)
5,314	Deutsche Bank AG	Microsoft Corp.	65.000	USD	01/20/17	710,451	(584,540)
671	Citigroup, Inc.	PepsiCo., Inc.	100.000	USD	01/20/17	256,322	(446,215)
671	Citigroup, Inc.	PepsiCo., Inc.	105.000	USD	01/20/17	150,975	(244,915)
671	Citigroup, Inc.	PepsiCo., Inc.	110.000	USD	01/20/17	85,485	(125,477)
1,219	Deutsche Bank AG	Phillip Morris International, Inc.	92.500	USD	01/20/17	353,455	(993,485)
2,267	Deutsche Bank AG	Phillip Morris International, Inc.	95.000	USD	01/20/17	510,759	(1,484,885)
2,267	Deutsche Bank AG	Phillip Morris International, Inc.	97.500	USD	01/20/17	339,145	(1,138,034)
1,049	Citigroup, Inc.	Texas Instruments, Inc.	55.000	USD	01/20/17	362,671	(584,817)
1,049	Citigroup, Inc.	Texas Instruments, Inc.	60.000	USD	01/20/17	218,716	(356,660)
206	Citigroup, Inc.	Thermo Fisher Scientific Inc.	155.000	USD	01/20/17	104,916	(116,390)
349	Deutsche Bank AG	Thermo Fisher Scientific Inc.	160.000	USD	01/20/17	150,419	(143,090)
556	Deutsche Bank AG	Thermo Fisher Scientific Inc.	165.000	USD	01/20/17	170,967	(170,970)
349	Deutsche Bank AG	Thermo Fisher Scientific Inc.	170.000	USD	01/20/17	81,317	(75,908)
1,561	Deutsche Bank AG	United Health Group Inc.	140.000	USD	01/20/17	517,026	(874,160)
855	Deutsche Bank AG	United Health Group Inc.	145.000	USD	01/20/17	199,303	(342,000)
		Total Written OTC Options				$16,663,610	$(18,093,934)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Written options	$18,413,506
Total Liability Derivatives		$18,413,506

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2016:

	Citigroup, Inc.	Deutsche Bank AG	JPMorgan Chase & Co.	Totals
Liabilities:
Written options	$9,532,254	$7,331,065	$1,230,615	$18,093,934
Total Liabilities	$9,532,254	$7,331,065	$1,230,615	$18,093,934

Net OTC derivative instruments by counterparty, at fair value	$(9,532,254)	$(7,331,065)	$(1,230,615)	$(18,093,934)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(9,532,254)	$(7,331,065)	$(1,230,615)	$(18,093,934)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 9.8%
145,500		Carnival Corp.	$7,678,035	0.8
180,400		Comcast Corp. – Class A	11,018,832	1.1
223,309		General Motors Co.	7,018,602	0.7
137,600		Johnson Controls, Inc.	5,362,272	0.5
195,900		Kohl's Corp.	9,130,899	0.9
192,400		Las Vegas Sands Corp.	9,943,232	1.0
155,900		Macy's, Inc.	6,873,631	0.7
359,100		Mattel, Inc.	12,072,942	1.2
478,500		News Corp - Class A	6,110,445	0.6
256,500		Staples, Inc.	2,829,195	0.3
16,366		Time Warner, Inc.	1,187,353	0.1
38,900		Twenty-First Century Fox, Inc. - Class A	1,084,532	0.1
404,100		Twenty-First Century Fox, Inc. - Class B	11,395,620	1.1
18,500		Viacom, Inc. - Class B	763,680	0.1
57,500		Walt Disney Co.	5,710,325	0.6
			98,179,595	9.8

		Consumer Staples: 4.2%
291,800		Archer-Daniels-Midland Co.	10,595,258	1.1
457,000		Avon Products, Inc.	2,198,170	0.2
18,000		Coca-Cola Co.	835,020	0.1
18,817		Diageo PLC	507,381	0.0
79,700		Kellogg Co.	6,101,035	0.6
12,900		McCormick & Co., Inc.	1,283,292	0.1
96,700		PepsiCo, Inc.	9,909,816	1.0
21,100		Philip Morris International, Inc.	2,070,121	0.2
128,000		Wal-Mart Stores, Inc.	8,766,720	0.9
			42,266,813	4.2

		Energy: 11.6%
71,600		Anadarko Petroleum Corp.	3,334,412	0.3
325,700		Apache Corp.	15,897,417	1.6
435,600		Canadian Natural Resources Ltd.	11,761,200	1.2
106,790		Chevron Corp.	10,187,766	1.0
281,900		Columbia Pipeline Group, Inc.	7,075,690	0.7
29,900		EQT Corp.	2,011,074	0.2
301,024		Exxon Mobil Corp.	25,162,596	2.5
169,900		Hess Corp.	8,945,235	0.9
111,200		Occidental Petroleum Corp.	7,609,416	0.8
358,400		Royal Dutch Shell PLC - Class A ADR	17,364,480	1.7
149,800	L	Total S.A. ADR	6,803,916	0.7
			116,153,202	11.6

		Financials: 22.3%
212,100		American Express Co.	13,022,940	1.3
118,800		Ameriprise Financial, Inc.	11,168,388	1.1
1,000,619		Bank of America Corp.	13,528,369	1.3
219,400		Bank of New York Mellon Corp.	8,080,502	0.8
23,525		Chubb Ltd.	2,803,004	0.3
247,000		Citigroup, Inc.	10,312,250	1.0
329,500		Fifth Third Bancorp	5,499,355	0.5
500,144		JPMorgan Chase & Co.	29,618,527	3.0
359,000		Loews Corp.	13,735,340	1.4
16,900		Macerich Co.	1,339,156	0.1
228,200		Marsh & McLennan Cos., Inc.	13,872,278	1.4
345,700		Metlife, Inc.	15,190,058	1.5
470,500		Morgan Stanley	11,767,205	1.2
189,200		Northern Trust Corp.	12,330,164	1.2
80,500		PNC Financial Services Group, Inc.	6,807,885	0.7
235,900		Rayonier, Inc.	5,822,012	0.6
1,523,508	@	Royal Bank of Scotland Group PLC	4,858,005	0.5
180,500		State Street Corp.	10,562,860	1.1
53,700		Sun Life Financial, Inc.	1,732,899	0.2
72,400		US Bancorp	2,938,716	0.3
244,300		Wells Fargo & Co.	11,814,348	1.2
311,251		Weyerhaeuser Co.	9,642,556	1.0
25,909		Willis Towers Watson PLC	3,074,362	0.3
80,300		XL Group Plc	2,955,040	0.3
			222,476,219	22.3

		Health Care: 9.3%
82,264		Anthem, Inc.	11,433,873	1.1
34,000		Becton Dickinson & Co.	5,161,880	0.5
187,700		Bristol-Myers Squibb Co.	11,990,276	1.2
61,500		Gilead Sciences, Inc.	5,649,390	0.6
333,948		GlaxoSmithKline PLC	6,760,174	0.7
186,500		Johnson & Johnson	20,179,300	2.0
218,200		Merck & Co., Inc.	11,544,962	1.2
682,776		Pfizer, Inc.	20,237,481	2.0
			92,957,336	9.3

		Industrials: 13.7%
144,700		Boeing Co.	18,368,218	1.8
38,300		Canadian Pacific Railway Ltd	5,082,027	0.5
49,200		Cummins, Inc.	5,409,048	0.6
115,900		Deere & Co.	8,923,141	0.9
204,100		Emerson Electric Co.	11,098,958	1.1
29,100		Flowserve Corp.	1,292,331	0.1
1,048,400		General Electric Co.	33,328,636	3.3
105,400		Illinois Tool Works, Inc.	10,797,176	1.1
165,000		Pentair PLC	8,952,900	0.9
70,900		Southwest Airlines Co.	3,176,320	0.3
325,500		Tyco International Plc	11,949,105	1.2
86,500		Union Pacific Corp.	6,881,075	0.7
90,200		United Parcel Service, Inc. - Class B	9,513,394	1.0
21,700		United Technologies Corp.	2,172,170	0.2
			136,944,499	13.7

		Information Technology: 10.1%
136,500		Analog Devices, Inc.	8,079,435	0.8
634,600		Applied Materials, Inc.	13,440,828	1.4

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
156,000	CA, Inc.	$4,803,240	0.5
409,400	Cisco Systems, Inc.	11,655,618	1.2
103,300	EMC Corp.	2,752,945	0.3
139,400	Harris Corp.	10,853,684	1.1
346,400	Microsoft Corp.	19,131,672	1.9
236,400	Qualcomm, Inc.	12,089,496	1.2
28,300	TE Connectivity Ltd.	1,752,336	0.2
180,800	Texas Instruments, Inc.	10,381,536	1.0
114,200	Western Digital Corp.	5,394,808	0.5
		100,335,598	10.1

	Materials: 5.4%
195,300	CF Industries Holdings, Inc.	6,120,702	0.6
221,600	Du Pont E I de Nemours & Co.	14,031,712	1.4
317,593	International Paper Co.	13,034,017	1.3
222,600	Nucor Corp.	10,528,980	1.1
84,400	Vulcan Materials Co.	8,910,108	0.9
31,742	WestRock Co.	1,238,890	0.1
		53,864,409	5.4

	Telecommunication Services: 3.1%
184,410	CenturyLink, Inc.	5,893,744	0.6
439,916	@ Telefonica S.A.	4,916,784	0.5
321,958	Verizon Communications, Inc.	17,411,489	1.7
852,192	Vodafone Group PLC	2,707,966	0.3
		30,929,983	3.1

	Utilities: 8.4%
970,700	AES Corp.	11,454,260	1.2
128,800	Edison International	9,259,432	0.9
159,700	Entergy Corp.	12,661,016	1.3
171,600	Exelon Corp.	6,153,576	0.6
309,100	FirstEnergy Corp.	11,118,327	1.1
503,100	NiSource, Inc.	11,853,036	1.2
187,200	PG&E Corp.	11,179,584	1.1
246,900	Xcel Energy, Inc.	10,325,358	1.0
		84,004,589	8.4

	Total Common Stock
	(Cost $814,222,719)	978,112,243	97.9

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.2%
	Consumer, Non-cyclical: 0.1%
440,000	# VRX Escrow Corp., 5.875%, 05/15/23	347,050	0.1

	Technology: 0.1%
1,175,000	# Western Digital Corp., 10.500%, 04/01/24	1,178,672	0.1

	Total Corporate Bonds/Notes
	(Cost $1,538,014)	1,525,722	0.2

	Total Long-Term Investments
	(Cost $815,760,733)	979,637,965	98.1

SHORT-TERM INVESTMENTS: 2.2%
	Securities Lending Collateralcc: 0.3%
702,952	Bank of Montreal, Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $702,958, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $717,011, due 05/26/16-09/09/49)	702,952	0.1
1,000,000	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $1,000,009, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $1,020,000, due 04/01/16-02/20/61)	1,000,000	0.1
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 03/31/16, 0.36%, due 04/01/16 (Repurchase Amount $1,000,010, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 05/31/16-09/09/49)	1,000,000	0.1
		2,702,952	0.3

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
19,545,321	T. Rowe Price Reserve Investment Fund, 0.330%††
	(Cost $19,545,321)	$19,545,321	1.9

	Total Short-Term Investments
	(Cost $22,248,273)	22,248,273	2.2

	Total Investments in Securities (Cost $838,009,006)	$1,001,886,238	100.3
	Liabilities in Excess of Other Assets	(2,937,551)	(0.3)
	Net Assets	$998,948,687	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $848,765,084.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$219,464,594
Gross Unrealized Depreciation	(66,343,440)

Net Unrealized Appreciation	$153,121,154

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$98,179,595	$–	$–	$98,179,595
Consumer Staples	41,759,432	507,381	–	42,266,813
Energy	116,153,202	–	–	116,153,202
Financials	217,618,214	4,858,005	–	222,476,219
Health Care	86,197,162	6,760,174	–	92,957,336
Industrials	136,944,499	–	–	136,944,499
Information Technology	100,335,598	–	–	100,335,598
Materials	53,864,409	–	–	53,864,409
Telecommunication Services	23,305,233	7,624,750	–	30,929,983
Utilities	84,004,589	–	–	84,004,589
Total Common Stock	958,361,933	19,750,310	–	978,112,243
Corporate Bonds/Notes	–	1,525,722	–	1,525,722

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Short-Term Investments	$19,545,321	$2,702,952	$–	$22,248,273
Total Investments, at fair value	$977,907,254	$23,978,984	$–	$1,001,886,238

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Australia: 3.1%
198,923		Amcor Ltd.	$2,184,380	1.0
162,662		Brambles Ltd.	1,506,929	0.7
13,923		CSL Ltd.	1,081,974	0.5
933,053		South32 Ltd. - AUD	1,047,021	0.4
53,513		Woodside Petroleum Ltd.	1,070,460	0.5
			6,890,764	3.1

		Brazil: 0.9%
113,200		Lojas Renner SA	656,725	0.3
117,000		Tim Participacoes SA ADR	1,294,020	0.6
			1,950,745	0.9

		Canada: 2.8%
88,500		Canadian Natural Resources Ltd.	2,393,844	1.1
17,500		Canadian Pacific Railway Ltd.	2,325,024	1.0
30,100		Toronto-Dominion Bank	1,299,254	0.6
7,800	@	Valeant Pharmaceuticals International, Inc. - CAD	204,496	0.1
516	@	Valeant Pharmaceuticals International, Inc. - USD	13,571	0.0
			6,236,189	2.8

		China: 4.9%
16,221	@	Alibaba Group Holding Ltd. ADR	1,281,946	0.6
9,450	@	Baidu, Inc. ADR	1,803,816	0.8
887,000		China Mengniu Diary Co., Ltd.	1,412,606	0.6
686,000		China Overseas Land & Investment Ltd.	2,172,681	1.0
27,000	@	Ctrip.com International Ltd. ADR	1,195,020	0.5
146,200		Tencent Holdings Ltd.	2,988,966	1.4
			10,855,035	4.9

		Denmark: 0.5%
53,122		GN Store Nord	1,109,112	0.5

		France: 3.2%
12,145		Air Liquide SA	1,362,561	0.6
37,538		BNP Paribas	1,885,935	0.9
4,920		Iliad SA	1,264,076	0.6
39,651		Schneider Electric SE	2,498,831	1.1
			7,011,403	3.2

		Germany: 5.0%
29,720		Bayer AG	3,482,606	1.6
28,823		Brenntag AG	1,642,418	0.7
35,354		Fresenius SE & Co. KGaA	2,577,048	1.2
13,470		Linde AG	1,957,172	0.9
12,761	#,@	Scout24 AG	441,628	0.2
25,782	L	Wirecard AG	974,249	0.4
			11,075,121	5.0

		Hong Kong: 4.7%
755,800		AIA Group Ltd.	4,295,985	2.0
152,740		Cheung Kong Property Holdings Ltd.	984,299	0.4
241,740		CK Hutchison Holdings Ltd.	3,140,696	1.4
34,000		Jardine Matheson Holdings Ltd.	1,939,342	0.9
			10,360,322	4.7

		India: 4.9%
48,951		Axis Bank Ltd.	328,214	0.2
45,428		Axis Bank Ltd. GDR	1,540,360	0.7
140,192		Housing Development Finance Corp.	2,339,399	1.1
64,558		Infosys Ltd.	1,186,151	0.5
875,859		NTPC Ltd.	1,703,541	0.8
610,501		Power Grid Corp. of India Ltd.	1,281,817	0.6
60,130		Tata Consultancy Services Ltd.	2,288,265	1.0
			10,667,747	4.9

		Indonesia: 1.5%
1,638,200		Bank Central Asia Tbk PT	1,642,422	0.8
4,754,100	@	Sarana Menara Nusantara Tbk PT	1,577,529	0.7
			3,219,951	1.5

		Ireland: 0.5%
76,956		James Hardie Industries SE	1,053,545	0.5

		Italy: 1.2%
219,890		Banca Mediolanum SpA	1,753,995	0.8
49,720		Moncler S.p.A.	838,756	0.4
			2,592,751	1.2

		Japan: 13.9%
67,000		Air Water, Inc.	993,193	0.4
237,300		Astellas Pharma, Inc.	3,153,600	1.4
12,300		Calbee, Inc.	488,024	0.2
24,400		Chugai Pharmaceutical Co., Ltd.	755,018	0.3
21,800		CyberAgent, Inc.	1,013,460	0.5
10,000		Fanuc Ltd.	1,548,686	0.7
118,500		Inpex Corp.	897,386	0.4
79,100		Japan Tobacco, Inc.	3,292,352	1.5
23,500		Kansai Paint Co., Ltd.	377,207	0.2
30,300		Koito Manufacturing Co., Ltd.	1,372,010	0.6
226,000		Mitsubishi Electric Corp.	2,368,012	1.1
74,000		Nippon Telegraph & Telephone Corp.	3,196,616	1.5
54,500		Olympus Corp.	2,115,919	1.0
22,700		Seven & I Holdings Co., Ltd.	967,194	0.4
22,900		SoftBank Group Corp.	1,095,308	0.5
237,900		Sumitomo Corp.	2,360,671	1.1
71,900		Tokio Marine Holdings, Inc.	2,429,352	1.1

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
505,900	L	Yahoo! Japan Corp.	$2,153,229	1.0
			30,577,237	13.9

		Malaysia: 0.6%
1,601,500		Astro Malaysia Holdings Bhd	1,227,101	0.6

		Mexico: 1.1%
261,500		Grupo Financiero Santander Mexico SAB de CV ADR	2,361,345	1.1

		Netherlands: 6.3%
92,169	@	Altice NV - A	1,637,220	0.8
10,855	@	Altice NV - B	195,005	0.1
24,775		ASML Holding NV	2,493,223	1.1
43,971		Airbus Group SE	2,913,412	1.3
210,021		ING Groep NV	2,513,289	1.1
26,900	@	NXP Semiconductor NV - NXPI - US	2,180,783	1.0
82,040		Royal Dutch Shell PLC - Class B	1,996,419	0.9
			13,929,351	6.3

		Russia: 0.3%
13,900		Magnit PJSC GDR	554,536	0.3

		South Korea: 1.7%
2,626		LG Household & Health Care Ltd.	2,171,328	1.0
2,882		NAVER Corp.	1,606,052	0.7
			3,777,380	1.7

		Spain: 2.8%
60,388	@	Amadeus IT Holding S.A.	2,582,433	1.2
236,683		Banco Bilbao Vizcaya Argentaria S.A.	1,562,884	0.7
124,800		Grifols SA ADR	1,930,656	0.9
			6,075,973	2.8

		Sweden: 4.3%
104,926		Assa Abloy AB	2,065,731	0.9
70,320		Hexagon AB	2,733,013	1.3
82,059		Svenska Cellulosa AB SCA	2,559,484	1.2
155,337		Svenska Handelsbanken AB	1,970,624	0.9
			9,328,852	4.3

		Switzerland: 6.6%
95,895		Credit Suisse Group AG	1,354,225	0.6
69,063		GAM Holding Ltd.	997,899	0.5
48,519		Julius Baer Group Ltd.	2,079,376	0.9
40,142		Nestle S.A.	2,995,427	1.4
39,230		Novartis AG	2,838,367	1.3
11,136		Roche Holding AG	2,734,337	1.2
3,617		Syngenta AG	1,499,958	0.7
			14,499,589	6.6

		Taiwan: 1.7%
765,000	@	Taiwan Semiconductor Manufacturing Co., Ltd.	3,815,693	1.7

		Thailand: 0.4%
680,300		CP ALL PCL	883,595	0.4

		Turkey: 0.7%
492,616		Turkiye Garanti Bankasi A/S	1,441,251	0.7

		United Arab Emirates: 1.0%
113,250		DP World Ltd.	2,127,098	1.0

		United Kingdom: 15.3%
125,362		ARM Holdings PLC	1,825,428	0.8
378,047		Aviva PLC	2,468,429	1.1
95,473		Barclays PLC	204,942	0.1
151,275		Sky PLC	2,222,911	1.0
85,769	L	Burberry Group PLC	1,676,766	0.8
232,551		Capita Group PLC	3,471,882	1.6
79,891		Compass Group PLC	1,408,345	0.6
49,164		easyJet PLC	1,070,043	0.5
116,324		Experian PLC	2,076,314	1.0
22,635	@,L	Liberty Global PLC LILAC Group C	857,414	0.4
15,800	@,L	LivaNova PLC	852,884	0.4
1,929,222		Lloyds Banking Group Plc	1,879,053	0.9
496,523	@	Royal Bank of Scotland Group PLC	1,583,261	0.7
26,245		SABMiller PLC	1,602,983	0.7
50,314		Shire PLC	2,869,638	1.3
125,798		Standard Chartered PLC	850,770	0.4
158,860		Standard Life PLC	810,085	0.4
923,434		Vodafone Group PLC	2,934,348	1.3
121,063		WPP PLC	2,817,795	1.3
			33,483,291	15.3

		United States: 6.6%
8,081		Anheuser-Busch InBev Worldwide, Inc.	1,003,960	0.4
28,400		Las Vegas Sands Corp.	1,467,712	0.7
23,400	@	Liberty Global PLC - Class A	900,900	0.4
62,000	@	Liberty Global PLC - Class C	2,328,720	1.0
19,000	@,L	Mobileye NV	708,510	0.3
14,800		Philip Morris International, Inc.	1,452,028	0.7
4,190		Priceline.com, Inc.	5,400,743	2.5
366,900		Samsonite International SA	1,228,953	0.6
			14,491,526	6.6

	Total Common Stock
	(Cost $205,976,020)		211,596,503	96.5

PREFERRED STOCK: 1.0%
		Brazil: 0.8%
208,476		Itau Unibanco Holding S.A.	1,803,760	0.8

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	United States: 0.2%
3,895	@ Peixe Urbano, Inc. - Series A	$78	0.0
17,165	@ Peixe Urbano, Inc. - Series C	7,381	0.0
9,427	@ Xiaoju Kuaizhi, Inc., Series A-17	288,244	0.2
		295,703	0.2

	Total Preferred Stock
	(Cost $2,872,345)	2,099,463	1.0

	Total Long-Term Investments
	(Cost $208,848,365)	213,695,966	97.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Securities Lending Collateralcc: 1.9%
1,000,000	Bank of Montreal, Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $1,000,008, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $1,020,000, due 05/26/16-09/09/49)	1,000,000	0.5
1,000,000	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $1,000,009, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $1,020,000, due 04/01/16-02/20/61)	1,000,000	0.5
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 03/31/16, 0.36%, due 04/01/16 (Repurchase Amount $1,000,010, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 05/31/16-09/09/49)	1,000,000	0.4
68,426	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/16, 0.28%, due 04/01/16 (Repurchase Amount $68,427, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $69,795, due 11/15/41-02/15/44)	68,426	0.0
1,000,000	Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $1,000,009, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-6.000%, Market Value plus accrued interest $1,020,001, due 03/31/18-08/01/48)	1,000,000	0.5
		4,068,426	1.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
3,387,373	T. Rowe Price Reserve Investment Fund, 0.330%††
	(Cost $3,387,373)	3,387,373	1.5

	Total Short-Term Investments
	(Cost $7,455,799)	7,455,799	3.4

	Total Investments in Securities (Cost $216,304,164)	$221,151,765	100.9
	Liabilities in Excess of Other Assets	(1,865,944)	(0.9)
	Net Assets	$219,285,821	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Cost for federal income tax purposes is $219,033,206.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$20,437,036
Gross Unrealized Depreciation	(18,318,477)

Net Unrealized Appreciation	$2,118,559

Sector Diversification	Percentage of Net Assets
Financials	20.5%
Industrials	16.3
Consumer Discretionary	13.1
Information Technology	12.9
Health Care	11.7
Consumer Staples	8.8
Telecommunication Services	5.2
Materials	4.7
Energy	2.9
Utilities	1.4
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(0.9)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$6,890,764	$–	$6,890,764
Brazil	1,950,745	–	–	1,950,745
Canada	6,236,189	–	–	6,236,189
China	4,280,782	6,574,253	–	10,855,035
Denmark	–	1,109,112	–	1,109,112
France	–	7,011,403	–	7,011,403
Germany	–	11,075,121	–	11,075,121
Hong Kong	–	10,360,322	–	10,360,322
India	–	10,667,747	–	10,667,747
Indonesia	1,577,529	1,642,422	–	3,219,951
Ireland	–	1,053,545	–	1,053,545
Italy	1,753,995	838,756	–	2,592,751
Japan	–	30,577,237	–	30,577,237
Malaysia	–	1,227,101	–	1,227,101
Mexico	2,361,345	–	–	2,361,345
Netherlands	2,180,783	11,748,568	–	13,929,351
Russia	–	554,536	–	554,536
South Korea	–	3,777,380	–	3,777,380
Spain	1,930,656	4,145,317	–	6,075,973
Sweden	–	9,328,852	–	9,328,852
Switzerland	–	14,499,589	–	14,499,589
Taiwan	–	3,815,693	–	3,815,693
Thailand	–	883,595	–	883,595
Turkey	–	1,441,251	–	1,441,251
United Arab Emirates	–	2,127,098	–	2,127,098
United Kingdom	1,710,298	31,772,993	–	33,483,291
United States	12,258,613	2,232,913	–	14,491,526
Total Common Stock	36,240,935	175,355,568	–	211,596,503
Preferred Stock	1,803,760	–	295,703	2,099,463
Short-Term Investments	3,387,373	4,068,426	–	7,455,799
Total Investments, at fair value	$41,432,068	$179,423,994	$295,703	$221,151,765

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

(1)	For the period ended March 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2016, securities valued at $1,001,905 and $1,634,882 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Brazil: 0.6%
269,331	@	Petroleo Brasileiro SA ADR	$1,220,069	0.6

		China: 2.8%
873,000		China Life Insurance Co., Ltd.	2,145,179	1.1
74,000		China Mobile Ltd.	819,547	0.4
11,144	L	China Telecom Corp., Ltd. ADR	585,172	0.3
2,372,100		Kunlun Energy Co. Ltd.	2,063,686	1.0
			5,613,584	2.8

		Denmark: 0.7%
31,470	L	FLSmidth & Co. A/S	1,317,893	0.7

		France: 9.1%
77,752		AXA S.A.	1,823,188	0.9
63,490		BNP Paribas	3,189,782	1.6
23,745		Cie Generale des Etablissements Michelin	2,425,999	1.3
240,730		Credit Agricole SA	2,603,230	1.3
32,080		Sanofi	2,579,103	1.3
42,750		Technip S.A.	2,369,176	1.2
62,950		Total S.A.	2,864,316	1.5
			17,854,794	9.1

		Germany: 5.3%
222,940	L	Deutsche Lufthansa AG	3,598,129	1.8
25,280		Merck KGaA	2,102,889	1.1
80,110		Metro AG	2,478,081	1.2
21,680		Siemens AG	2,292,898	1.2
			10,471,997	5.3

		Ireland: 0.6%
15,080		Medtronic PLC	1,131,000	0.6

		Israel: 1.7%
64,313		Teva Pharmaceutical Industries Ltd. ADR	3,441,389	1.7

		Italy: 2.2%
115,691		ENI S.p.A.	1,747,249	0.9
707,349		UniCredit SpA	2,549,995	1.3
			4,297,244	2.2

		Japan: 4.1%
170,000		Konica Minolta Holdings, Inc.	1,441,873	0.7
309,600		Nissan Motor Co., Ltd.	2,862,328	1.4
52,500		SoftBank Group Corp.	2,511,078	1.3
696,000	L	Toshiba Corp.	1,353,297	0.7
			8,168,576	4.1

		Netherlands: 4.8%
429,839		Aegon NV	2,362,310	1.2
28,070		Akzo Nobel NV	1,913,451	1.0
52,100	@	Qiagen NV	1,158,520	0.6
2,558		Royal Dutch Shell PLC - Class A	61,765	0.0
161,220		Royal Dutch Shell PLC - Class B	3,923,240	2.0
			9,419,286	4.8

		Portugal: 1.0%
160,190		Galp Energia SGPS SA	2,011,490	1.0

		Russia: 0.9%
141,743		MMC Norilsk Nickel PJSC ADR	1,836,989	0.9

		Singapore: 1.9%
139,980		DBS Group Holdings Ltd.	1,594,649	0.8
775,700		Singapore Telecommunications Ltd.	2,195,738	1.1
			3,790,387	1.9

		South Korea: 6.8%
29,705		Hyundai Motor Co.	3,964,326	2.0
76,364		KB Financial Group, Inc.	2,120,416	1.1
6,303		Samsung Electronics Co., Ltd.	7,233,367	3.7
			13,318,109	6.8

		Spain: 1.3%
228,268	@	Telefonica S.A.	2,551,270	1.3

		Sweden: 1.4%
122,730	L	Getinge AB	2,823,333	1.4

		Switzerland: 3.8%
168,443		Credit Suisse Group AG	2,378,744	1.2
1,270,565		Glencore PLC	2,856,808	1.5
9,160		Roche Holding AG	2,249,149	1.1
			7,484,701	3.8

		Thailand: 0.7%
276,600		Bangkok Bank PCL	1,413,966	0.7

		Turkey: 1.1%
214,182		Turkcell Iletisim Hizmet AS ADR	2,251,053	1.1

		United Kingdom: 11.0%
322,979		BAE Systems PLC	2,355,893	1.2
437,089		BP PLC	2,186,908	1.1
149,491		Sky PLC	2,196,696	1.1
92,000		CRH PLC - London	2,595,650	1.3
19,555		GlaxoSmithKline PLC	395,856	0.2
444,710		HSBC Holdings PLC	2,766,031	1.4
217,386		Kingfisher PLC	1,172,488	0.6
651,074		Serco Group PLC	957,918	0.5
477,647		Standard Chartered PLC	3,230,321	1.6
919,919		Tesco PLC	2,526,536	1.3
402,465		Vodafone Group PLC	1,278,892	0.7
			21,663,189	11.0

		United States: 35.8%
54,970		American International Group, Inc.	2,971,128	1.5
14,881	@	Allergan plc	3,988,554	2.0

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
3,550		Alphabet, Inc. - Class A	$2,708,295	1.4
27,370		Amgen, Inc.	4,103,584	2.1
61,930		Apache Corp.	3,022,803	1.5
41,950		Baker Hughes, Inc.	1,838,669	0.9
37,660		Capital One Financial Corp.	2,610,215	1.3
413,460	L	Chesapeake Energy Corp.	1,703,455	0.9
28,760		Chevron Corp.	2,743,704	1.4
106,710		Cisco Systems, Inc.	3,038,034	1.5
100,620		Citigroup, Inc.	4,200,885	2.1
53,130		Comcast Corp. – Class A	3,245,180	1.7
33,630		Eli Lilly & Co.	2,421,696	1.2
20,430		Gilead Sciences, Inc.	1,876,700	1.0
81,240		Halliburton Co.	2,901,893	1.5
93,170		Hewlett Packard Enterprise Co.	1,651,904	0.8
93,170		HP, Inc.	1,147,854	0.6
53,490		JPMorgan Chase & Co.	3,167,678	1.6
41,180		Michael Kors Holdings Ltd.	2,345,613	1.2
76,610		Microsoft Corp.	4,231,170	2.2
63,850		Morgan Stanley	1,596,889	0.8
195,600	L	Navistar International Corp.	2,448,912	1.2
90,880		Oracle Corp.	3,717,901	1.9
62,340		SunTrust Bank	2,249,227	1.1
86,570		Twenty-First Century Fox, Inc. - Class A	2,413,572	1.2
21,450		United Parcel Service, Inc. - Class B	2,262,332	1.2
			70,607,847	35.8

	Total Common Stock
	(Cost $199,619,284)		192,688,166	97.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.4%
	U.S. Government Agency Obligations: 0.4%
300,000	Federal Agricultural Mortgage Corp. Discount Notes, 0.000%, 04/01/16	300,000	0.1
500,000	Freddie Mac Discount Notes, 0.000%, 04/01/16	500,000	0.3
		800,000	0.4

	Securities Lending Collateralcc: 7.0%
690,926	Bank of Montreal, Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $690,932, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $704,745, due 05/26/16-09/09/49)	690,926	0.3
3,282,439	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $3,282,469, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $3,348,088, due 04/01/16-02/20/61)	3,282,439	1.7
3,282,439	Daiwa Capital Markets, Repurchase Agreement dated 03/31/16, 0.36%, due 04/01/16 (Repurchase Amount $3,282,471, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,348,088, due 05/31/16-09/09/49)	3,282,439	1.6
3,282,439	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $3,282,466, collateralized by various U.S. Government Agency Obligations, 1.406%-7.000%, Market Value plus accrued interest $3,348,088, due 05/15/24-01/20/66)	3,282,439	1.7
3,282,439	Royal Bank of Canada, Repurchase Agreement dated 03/31/16, 0.28%, due 04/01/16 (Repurchase Amount $3,282,464, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.750%-6.000%, Market Value plus accrued interest $3,348,088, due 06/01/18-04/01/46)	3,282,439	1.7
		13,820,682	7.0

	Total Short-Term Investments
	(Cost $14,620,682)	14,620,682	7.4

	Total Investments in Securities (Cost $214,239,966)	$207,308,848	105.0
	Liabilities in Excess of Other Assets	(9,929,154)	(5.0)
	Net Assets	$197,379,694	100.0

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $217,375,168.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$25,143,285
Gross Unrealized Depreciation	(35,209,605)

Net Unrealized Depreciation	$(10,066,320)

Sector Diversification	Percentage of Net Assets
Financials	22.6%
Energy	15.5
Health Care	14.3
Information Technology	12.8
Consumer Discretionary	10.5
Industrials	7.8
Telecommunication Services	6.2
Materials	5.4
Consumer Staples	2.5
Short-Term Investments	7.4
Liabilities in Excess of Other Assets	(5.0)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Brazil	$1,220,069	$–	$–	$1,220,069
China	585,172	5,028,412	–	5,613,584
Denmark	–	1,317,893	–	1,317,893
France	–	17,854,794	–	17,854,794
Germany	–	10,471,997	–	10,471,997
Ireland	1,131,000	–	–	1,131,000
Israel	3,441,389	–	–	3,441,389
Italy	–	4,297,244	–	4,297,244
Japan	–	8,168,576	–	8,168,576
Netherlands	–	9,419,286	–	9,419,286
Portugal	–	2,011,490	–	2,011,490
Russia	1,836,989	–	–	1,836,989
Singapore	–	3,790,387	–	3,790,387
South Korea	–	13,318,109	–	13,318,109
Spain	–	2,551,270	–	2,551,270
Sweden	–	2,823,333	–	2,823,333

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Switzerland	$–	$7,484,701	$–	$7,484,701
Thailand	–	1,413,966	–	1,413,966
Turkey	2,251,053	–	–	2,251,053
United Kingdom	–	21,663,189	–	21,663,189
United States	70,607,847	–	–	70,607,847
Total Common Stock	81,073,519	111,614,647	–	192,688,166
Short-Term Investments	–	14,620,682	–	14,620,682
Total Investments, at fair value	$81,073,519	$126,235,329	$–	$207,308,848

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Investors Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 27, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2016